UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-09813
                                                     ---------

                                 UMB Scout Funds

                              1010 Grand Boulevard
                              Kansas City, MO 64106
                    ----------------------------------------
                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (816) 860-7512
                                                           --------------
                        Date of fiscal year end: June 30
                                                 -------

                   Date of reporting period: December 31, 2007
                                             -----------------

ITEM 1.  REPORTS TO STOCKHOLDERS

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)


                            UMB SCOUT FUNDS

                                    SEMIANNUAL REPORT          DECEMBER 31, 2007




                  Stock Fund

                 Growth Fund

                Mid Cap Fund

              Small Cap Fund

          International Fund

International Discovery Fund

                   Bond Fund

        Money Market Fund --
           Federal Portfolio

        Money Market fund --
             Prime Portfolio

  Tax-Free Money Market Fund


                                                     OPPORTUNITY BEYOND TOMORROW

TABLE OF CONTENTS


Economic and Market Commentary ............................................    1

Stock Fund ................................................................    2

Growth Fund ...............................................................    6

Mid Cap Fund ..............................................................   10

Small Cap Fund ............................................................   16

International Fund ........................................................   21

International Discovery Fund ..............................................   26

Bond Fund .................................................................   27

Money Market Fund .........................................................   32

Tax-Free Money Market Fund ................................................   36

Statements of Assets and Liabilities ......................................   40

Statements of Operations ..................................................   42

Statements of Changes in Net Assets .......................................   44

Financial Highlights ......................................................   48

Notes to Financial Statements .............................................   54

Expense Example ...........................................................   63



================================================================================
SHARES OF THE UMB SCOUT FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, NOR GUARANTEED BY, UMB BANK, N.A. OR ANY OTHER BANKING INSTITUTION; NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. THESE SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL INVESTED.

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                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

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ECONOMIC AND MARKET COMMENTARY

Over the past six months, investors experienced increased volatility within the equity markets. After a solid start during the first half of 2007, the markets pulled back during the summer months, and then rebounded during early fall, only to pull back again toward the end of the year. Fears regarding the extent of the subprime contagion coupled with a slowing U.S. economy weighed heavily on the markets.

The subprime contagion and resulting credit crunch dominated news stories during the final six months of 2007. Several global financial institutions announced plans to write down billions of dollars from subprime exposure. With each announcement, concerns regarding the extent of the contagion and its overall impact on the economy increased.

Financial securities struggled the most during the past six months. It appears much of the investment risk was not only centered on mortgage default rates, but also risks regarding pricing model uncertainty for exotic investment vehicles. This is a form of risk that is priced out in classical Efficient Market Theory, which assumes investors always know the "correct" price of any security, given proper information flow. Now, the information flow has been interrupted, which throws pricing models off. The level of pricing model uncertainty reached epic proportions during the final three months of 2007. Recently, the heads of the four largest financial institutions in the U.S. stated they didn't know if total write-downs will amount to $50 or $500 billion. This is primarily due to the failure of pricing models, which is causing the financial system to stall.

While the initial Gross Domestic Product ("GDP") reports showed a healthy economy, many economists ended the year with increased concerns regarding the overall strength of the U.S. economy. With the housing market in contraction and the consumer heavy in debt, the economy appears to be positioned for very slow growth over the near term.

Facing increased concerns regarding liquidity and signs that the housing bubble is deflating the economy, the Federal Reserve responded by lowering the Discount Rate and the Federal Open Market Committee reduced its target for the Federal Funds rate.

As the year closed, the UMB Scout Funds family expanded with the addition of the UMB Scout International Discovery Fund. This new Fund is managed by James Moffett, CFA and Michael Stack, CFA. It seeks to invest in high-quality, small- to mid- capitalization companies with catalysts for growth. We are pleased to offer this investment option for your asset allocation mix and believe it is a nice complement to our UMB Scout International Fund.

I encourage you to read the shareholder letters provided throughout this report for additional information regarding how each UMB Scout Fund performed over the past six months. On behalf of the entire management team, thank you for your continued support of the UMB Scout Funds.

/S/ WILLIAM B. GREINER, CFA
---------------------------
WILLIAM B. GREINER, CFA
CHIEF INVESTMENT OFFICER SCOUT
INVESTMENT ADVISORS, INC.


YOU SHOULD CONSIDER THE FUNDS' INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. FOR A PROSPECTUS WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUNDS, CALL 800-996-2862 OR VISIT
WWW.UMBSCOUTFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

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DECEMBER 31, 2007                                                              1

================================================================================
photo omitted




OBJECTIVE:

THE UMB SCOUT STOCK FUND SEEKS LONG-TERM
GROWTH OF CAPITAL AND INCOME BY INVESTING IN
COMMON STOCKS OF COMPANIES THOUGHT TO BE
UNDERVALUED AND HAVE THE POTENTIAL FOR CAPITAL
APPRECIATION.


STOCK FUND

As noted in our prior commentaries, the Advisor looked upon the increase in housing prices, in combination with apparent lax lending practices, with great concern. These concerns were validated as declines in the housing market, and related credit issues, took over headlines at the end of the year. Executing a disciplined process based on a top-down macroeconomic view combined with bottom-up fundamental research, the Advisor kept the Fund focused away from the imploding financial bubble and outperformed the S&P 500(R) Index during the second half of 2007.

This latest bubble has a variety of troubling elements. As we've come to find out, homes were valued at excessive levels for purposes of lending arrangements and the terms of these arrangements were also ill advised. These practices have left even "sophisticated" investors unable to establish firm pricing for these complex debt instruments. Pricing for mortgage instruments, in particular, is unlikely to stabilize until the decline in housing prices ceases and we believe the consumer is unlikely to escape unscathed. Based on this outlook, the Advisor selected to maintain underweight positions for the Fund in the Financials (banks, in particular) and Consumer Discretionary (retailers especially) sectors.(1)

In the Financials sector, the Advisor concentrated on issuers with limited or no exposure to complex debt instruments such as Aflac, Inc., an insurance company providing supplemental health and life insurance. Aflac has a clean balance sheet along with an improving operations profile in their dominant market, Japan, and excellent growth prospects in the United States. Over the past six months, Aflac's stock has appreciated more than twenty percent.

In the Consumer Discretionary sector, the Advisor concentrated on firms better positioned for a consumer with less disposable income, for example McDonald's Corp. and TJX Cos., Inc. McDonald's offers consumers meals at low price points and has improved its foreign and domestic operations, which in turn, may provide an internal catalyst for growth. In addition, it is emerging as a strong competitor in the coffee market offering a competitively priced, premium product as an alternative to Starbucks. TJX, the parent company of retailers T.J. Maxx, Marshall's and A.J. Wright, has historically performed well when higher-end stores struggle to sell inventory. Prodigious inventory liquidations allow TJX's retail chains to obtain higher quality goods at better prices. Further, the company is enjoying a resurgence based on basic execution of the business model that launched the franchise.



(1) Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund's portfolio represented by the securities or sectors mentioned in this letter.

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2                                              UMB SCOUT FUNDS SEMIANNUAL REPORT

================================================================================

Beyond the struggling consumer, the Advisor has utilized a defense sector theme within the Fund. The Advisor believes the United States will be engaged in a variety of conflicts over the next decade as well as a reignited global arms race against many of its conventional rivals. Therefore, the Advisor has identified several firms that it believes are high quality and which may benefit from this scenario including Harris Corp., Raytheon Co., L-3 Communications Holdings, Inc. and General Dynamics Corp.

Dell, Inc. disappointed the Advisor during the six-month period and placed a drag on overall performance. Dell is taking longer to turn around than we expected and may be facing capital expenditure macro headwinds that would trump any company-specific improvements. The Advisor continues to monitor the company's execution and has been encouraged by recent distribution channel expansion, albeit in the consumer retail sector.

In closing, we are happy with the Fund's six-month return on both an absolute basis and relative to the S&P 500(R) Index. For the six month period ending December 31, 2007, the Fund provided a return of 5.26%, while the S&P 500(R) Index provided a return of -1.37% and the Lipper Large-Cap Core Funds Index provided a return of -0.65% (please see page 4 for more complete performance information). THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-996-2862. The Advisor closed the calendar year with the Fund defensively positioned while holding what we believe are high quality companies with meaningful catalysts for share appreciation.

In closing, we want to express our appreciation for your continued support of the UMB Scout Stock Fund as well as the UMB Scout Funds family.

JAMES A. REED II, JD, CFA
SCOUT INVESTMENT ADVISORS, INC.

HYPOTHETICAL GROWTH OF $10,000
UMB Scout Stock Fund (UMBSX)
as of December 31, 2007

chart omitted


                        UMB SCOUT             S&P 500(R)      LIPPER LARGE-CAP
     DATE               STOCK FUND              INDEX        CORE FUNDS INDEX(2)
--------------------------------------------------------------------------------

     12/97              10,000                 10,000            10,000
     12/98              10,761                 12,858            12,693
     12/99              12,193                 15,563            15,150
     12/00              12,212                 14,146            14,033
     12/01              11,162                 12,465            12,232
     12/02               8,957                  9,710             9,635
     12/03              11,109                 12,496            12,025
     12/04              11,695                 13,856            13,021
     12/05              12,882                 14,536            13,766
     12/06              14,345                 16,832            15,608
     12/07              16,048                 17,757            16,643
--------------------------------------------------------------------------------

(2) UNMANAGED INDEX OF STOCKS, BONDS, MUTUAL FUNDS OR COMMODITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

     PERFORMANCE RETURNS FOR THE UMB SCOUT STOCK FUND, S&P 500 (R) INDEX AND LIPPER LARGE-CAP CORE FUNDS INDEX ASSUME DIVIDENDS WERE REINVESTED FOR THE ENTIRE PERIOD.

     FOR ILLUSTRATIVE PURPOSES ONLY; MAY NOT REPRESENT YOUR RETURNS.

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DECEMBER 31, 2007                                                              3

FUND DIVERSIFICATION
UMB SCOUT STOCK FUND (UMBSX)

pie chart omitted


Information Technology ...................................................   18%
Financials ...............................................................   16%
Energy ...................................................................   12%
Health Care ..............................................................   12%
Consumer Staples .........................................................   11%
Industrials ..............................................................   11%
Consumer Discretionary ...................................................    7%
Telecomm Services ........................................................    3%
Utilities ................................................................    3%
Materials ................................................................    2%
Cash & Cash Equivalents ..................................................    5%
--------------------------------------------------------------------------------
BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2007.
SUBJECT TO CHANGE.



COMPARATIVE RATES OF RETURN
UMB SCOUT STOCK FUND (UMBSX)
AS OF DECEMBER 31, 2007


                                      1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
UMB SCOUT STOCK FUND ............     11.87%      11.12%      12.37%      4.84%
S&P 500(R) Index(1) .............      5.49%       8.62%      12.82%      5.91%
Lipper Large-Cap Core
  Funds Index(1) ................      6.63%       8.52%      11.55%      5.23%
--------------------------------------------------------------------------------
RETURNS FOR PERIODS GREATER THAN ONE YEAR ARE COMPOUNDED AVERAGE ANNUAL RATES
OF RETURN.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-996-2862. THE RETURNS FOR PERIODS PRIOR TO APRIL 1, 2005 DO NOT REFLECT THE FEES AND EXPENSES IN EFFECT AS OF APRIL 1, 2005. IF THE NEW FEES AND EXPENSES AND THE ADVISOR'S AGREEMENT TO LIMIT TOTAL FUND EXPENSES WERE IN EFFECT FOR THE PERIODS SHOWN, RETURNS WOULD HAVE BEEN LOWER. AS OF JUNE 30, 2007, GROSS EXPENSES FOR THE FUND WERE 0.88%.

THE PERFORMANCE SHOWN IN THE ABOVE TABLE AND IN THE GRAPH ON THE PRECEDING PAGE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) UNMANAGED INDEX OF STOCKS, BONDS OR MUTUAL FUNDS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.


TOP TEN EQUITY HOLDINGS
UMB SCOUT STOCK FUND (UMBSX)
                                                     MARKET            PERCENT
                                                   VALUE (000'S)      OF TOTAL
--------------------------------------------------------------------------------
Microsoft Corp. ................................     $ 3,204             3.6%
McDonald's Corp. ...............................       2,945             3.3%
Verizon Communications, Inc. ...................       2,840             3.2%
Exxon Mobil Corp. ..............................       2,811             3.2%
Intel Corp. ....................................       2,666             3.0%
Abbott Laboratories ............................       2,527             2.8%
Aflac, Inc. ....................................       2,505             2.8%
Janus Capital Group, Inc. ......................       2,464             2.8%
Occidental Petroleum Corp. .....................       2,448             2.7%
Oracle Corp. ...................................       2,371             2.7%
--------------------------------------------------------------------------------
TOTAL ..........................................     $26,781            30.1%
--------------------------------------------------------------------------------
BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2007.  SUBJECT TO CHANGE.




HISTORICAL PER-SHARE RECORD
UMB SCOUT STOCK FUND (UMBSX)

                                       INCOME &                   CUMULATIVE(3)
                               NET    SHORT-TERM     LONG-TERM      VALUE PER
                              ASSET     GAINS          GAINS       SHARE PLUS
                              VALUE  DISTRIBUTION   DISTRIBUTION   DISTRIBUTIONS
--------------------------------------------------------------------------------
12/31/03 .................  $ 14.84     $ 0.10        $  --        $ 38.05
12/31/04 .................    15.17       0.11          0.33         38.82
12/31/05 .................    14.59       0.35          1.79         40.38
12/31/06 .................    14.38       0.32          1.54         42.03
12/31/07 .................    14.18       0.20          1.70         43.73
--------------------------------------------------------------------------------

(3) DOES NOT ASSUME ANY COMPOUNDING OF REINVESTED DISTRIBUTIONS.

    DISTRIBUTIONS TYPICALLY OCCUR IN JUNE AND DECEMBER.

    TABLE SHOWS CALENDAR-YEAR DISTRIBUTIONS AND NET ASSET VALUES;
    MAY DIFFER FROM FISCAL-YEAR ANNUAL REPORTS.

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4                                              UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

STOCK FUND
--------------------------------------------------------------------------------
   NUMBER OF
    SHARES                                                            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 94.9%
CONSUMER DISCRETIONARY -- 7.3%
      50,000     McDonald's Corp. ............................     $  2,945,500
      80,000     TJX Cos., Inc.(1) ...........................        2,298,400
      40,000     Walt Disney Co. .............................        1,291,200
                                                                   ------------
                                                                      6,535,100
                                                                   ============

CONSUMER STAPLES -- 10.9%
      25,000     Altria Group, Inc. ..........................        1,889,500
      30,000     Coca-Cola Co. ...............................        1,841,100
      35,000     General Mills, Inc. .........................        1,995,000
      29,200     PepsiCo, Inc. ...............................        2,216,280
      25,000     Procter & Gamble Co. ........................        1,835,500
                                                                   ------------
                                                                      9,777,380
                                                                   ============

ENERGY -- 12.0%
      16,600     Chevron Corp. ...............................        1,549,278
      22,400     ConocoPhillips ..............................        1,977,920
      30,000     Exxon Mobil Corp. ...........................        2,810,700
      31,800     Occidental Petroleum Corp. ..................        2,448,282
      20,000     Schlumberger Ltd. ...........................        1,967,400
                                                                   ------------
                                                                     10,753,580
                                                                   ============

FINANCIALS -- 15.9%
      40,000     Aflac, Inc. .................................        2,505,200
      20,000     American Express Co. ........................        1,040,400
      30,000     AON Corp. ...................................        1,430,700
      90,000     Charles Schwab Corp. ........................        2,299,500
      75,000     Janus Capital Group, Inc.(1) ................        2,463,750
      20,000     Northern Trust Corp. ........................        1,531,600
      20,000     T. Rowe Price Group, Inc. ...................        1,217,600
      25,000     Toronto-Dominion Bank .......................        1,748,750
                                                                   ------------
                                                                     14,237,500
                                                                   ============

HEALTH CARE -- 12.3%
      45,000     Abbott Laboratories .........................        2,526,750
      39,000     Aetna, Inc. .................................        2,251,470
      26,000     Covance, Inc.* ..............................        2,252,120
      40,000     Eli Lilly & Co. .............................        2,135,600
      70,000     Schering-Plough Corp. .......................        1,864,800
                                                                   ------------
                                                                     11,030,740
                                                                   ============

INDUSTRIALS -- 11.0%
      40,000     Emerson Electric Co. ........................        2,266,400
      20,000     General Dynamics Corp. ......................        1,779,800
      40,000     General Electric Co. ........................        1,482,800
      20,000     L-3 Communications Holdings, Inc. ...........        2,118,800
      36,000     Raytheon Co. ................................        2,185,200
                                                                   ------------
                                                                      9,833,000
                                                                   ============


--------------------------------------------------------------------------------
 NUMBER OF SHARES
 PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 18.1%
      80,000     Cisco Systems, Inc.* ........................     $  2,165,600
      96,000     Dell, Inc.* .................................        2,352,960
      20,000     Harris Corp. ................................        1,253,600
     100,000     Intel Corp. .................................        2,666,000
      19,000     International Business Machines Corp.(1) ....        2,053,900
      90,000     Microsoft Corp. .............................        3,204,000
     105,000     Oracle Corp.* ...............................        2,370,900
                                                                   ------------
                                                                     16,066,960
                                                                   ============

MATERIALS -- 1.7%
      10,000     BHP Billiton Ltd. ADR(1) ....................          700,400
      20,000     Dow Chemical Co. ............................          788,400
                                                                   ------------
                                                                      1,488,800
                                                                   ============

TELECOMMUNICATION SERVICES -- 3.2%
      65,000     Verizon Communications, Inc. ................        2,839,850
                                                                   ============


UTILITIES -- 2.5%
      47,400     Dominion Resources, Inc.(1) .................        2,249,130
                                                                   ============


TOTAL COMMON STOCKS
(COST $68,860,111) -- 94.9% ..................................       84,812,040
                                                                   ============

SHORT-TERM INVESTMENTS -- 4.6%
U.S. GOVERNMENT AGENCIES
                 Federal Home Loan Bank
$  4,151,000     3.100%, 01/02/08 ............................        4,150,643
                                                                   ============


TOTAL SHORT-TERM INVESTMENTS
(COST $4,150,643) -- 4.6% ....................................        4,150,643
                                                                   ============

COLLATERAL INVESTMENT FOR
SECURITIES ON LOAN -- 11.5%
(COST $10,265,525) ...........................................       10,265,525
                                                                   ============


TOTAL INVESTMENTS
(COST $83,276,279) -- 110.9% .................................       99,228,208

Liabilities less other assets -- (10.9)% .....................       (9,800,326)
                                                                   ------------

TOTAL NET ASSETS -- 100.0%
  (equivalent to $14.18 per share;
  unlimited shares of $1.00 par value
  capital shares authorized;
  6,307,429 shares outstanding) ..............................     $ 89,427,882
                                                                   ============

ADR - AMERICAN DEPOSITARY RECEIPT
  *   NON-INCOME PRODUCING SECURITY
(1)   SECURITY ON LOAN, SEE ACCOMPANYING NOTES FOR COLLATERAL POOL DETAIL.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                              5

================================================================================

photo omitted


OBJECTIVE:

THE UMB SCOUT GROWTH FUND SEEKS
LONG-TERM GROWTH OF CAPITAL BY INVESTING
IN COMMON STOCKS OF COMPANIES BELIEVED
TO HAVE FAVORABLE GROWTH POTENTIAL AND
FINANCIAL CHARACTERISTICS, COMBINED WITH
AN ATTRACTIVE OR UNDERVALUED STOCK PRICE.


GROWTH FUND

The driving forces impacting the markets during the second half of 2007 revolved around the subprime contagion, the slumping housing market and the growing concern about a recession in the U.S. economy. Federal Reserve Chairman Ben Bernanke and the Federal Open Market Committee faced a dilemma as inflation pressures increased with oil gushing near $100 a barrel, while growth in the U.S. economy appeared unstable as unemployment crept closer to 5%. The Federal Reserve (the "Fed") reacted by lowering the Discount Rate and the Federal Open Market Committee lowered its target for the Federal Funds rate. In addition, the Fed announced plans to offer additional liquidity through a program called the Term Auction Facility. The impact of these actions was not clear as the year ended.

Facing this backdrop, the Advisor defensively positioned the UMB Scout Growth Fund and focused on high-quality companies with strong balance sheets. While the Fund maintained relatively similar sector weightings as the S&P 500(R)/Citigroup Growth Index, the AdvisoR limited the Fund's exposure to the Consumer Discretionary and Financials sectors. In addition, the Advisor's decision to focus on high-quality growth stocks and avoid those securities most sensitive to volatile consumer spending paid off as the Fund outperformed the S&P 500(R)/Citigroup Growth Index during the time period.

The Fund's holdings within the Health Care sector provided the greatest contribution to relative outperformance. Covance, Inc., a provider of drug development services, was a top contributor. The stock experienced a steady climb during the past six months, as the company reiterated its 2007 fiscal year earnings estimates and also announced plans to buy back shares. Stryker Corp., a medical technology company focused on orthopedics, was also a strong contributor for the Fund. Holdings within the Information Technology sector provided the second greatest overall contribution to the Fund's relative performance led by Google, Inc., Oracle Corp. and Microsoft Corp. The Fund's underweight position in the Financials sector and holdings within the Energy and Materials sectors provided positive contributions to the Fund's relative performance.(1)

With the current contraction in the housing market, gas at the pump near $3 a gallon and unemployment increasing, it came as no surprise that securities within the Consumer Discretionary sector would struggle the most during the second half of the year. The Fund's holdings within this sector placed the greatest drag on relative



(1) Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund's portfolio represented by the securities or sectors mentioned in this letter.

--------------------------------------------------------------------------------
6                                             UMB SCOUNT FUNDS SEMIANNUAL REPORT

================================================================================

performance. Kohl's Corp. and Starbucks Corp. placed the greatest drag on overall performance. Kohl's experienced a decline in same store sales and lowered its guidance on earnings. For the first time in its history, Starbucks announced a quarterly decline in store visits, which increased speculation the U.S. consumer was pulling back on discretionary spending.

Overall, growth stocks in general outperformed value stocks during the second half of 2007 (comparing the performance of the S&P 500(R)/Citigroup Growth Index, a proxy for growth stocks, to the performance of the S&P 500(R) Index, a mixture of growth and value stocks). In addition, high-quality companies appear to have withstood the credit crunch from the subprime contagion. The Advisor closed the year with the Fund maintaining a defensive position as the U.S. economy continued to slow and the extent of the subprime contagion has not yet been fully revealed.

On behalf of the management team, thank you for your continued support of the UMB Scout Growth Fund.

WILLIAM B. GREINER, CFA
SCOUT INVESTMENT ADVISORS, INC.



HYPOTHETICAL GROWTH OF $10,000
UMB Scout Growth Fund (UMBOX)
as of December 31, 2007


chart omitted


                                             S&P 500(R)/
              UMB SCOUT       S&P 500(R)     CITIGROUP       LIPPER LARGE-CAP
     DATE    GROWTH FUND       INDEX(2)   GROWTH INDEX(2)  GROWTH FUNDS INDEX(2)
--------------------------------------------------------------------------------
   5/17/99      10,000         10,000         10,000            10,000
     12/99      10,176         11,068         12,022            12,449
     12/00       9,343         10,060          9,367            10,000
     12/01       8,658          8,865          8,175             7,613
     12/02       6,941          6,905          6,247             5,473
     12/03       8,675          8,886          7,849             6,948
     12/04       9,035          9,852          8,331             7,466
     12/05       8,818         10,336          8,664             8,032
     12/06       9,393         11,969          9,618             8,411
     12/07      10,708         12,626         10,496             9,670
--------------------------------------------------------------------------------

(2) UNMANAGED INDEX OF STOCKS, BONDS, MUTUAL FUNDS OR COMMODITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

     PERFORMANCE RETURNS FOR THE UMB SCOUT GROWTH FUND, S&P 500 (R) INDEX, S&P 500 (R)/CITIGROUP GROWTH INDEX AND LIPPER LARGE-CAP GROWTH FUNDS INDEX ASSUME DIVIDENDS WERE REINVESTED FOR THE ENTIRE PERIOD.

     FOR ILLUSTRATIVE PURPOSES ONLY; MAY NOT REPRESENT YOUR RETURNS.




--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                              7

FUND DIVERSIFICATION
UMB SCOUT GROWTH FUND (UMBOX)

pie chart omitted

Information Technology ...................................................   21%
Energy ...................................................................   18%
Health Care ..............................................................   17%
Consumer Staples .........................................................   12%
Industrials ..............................................................   11%
Financials ...............................................................    8%
Consumer Discretionary ...................................................    5%
Materials ................................................................    5%
Cash & Cash Equivalents ..................................................    3%
--------------------------------------------------------------------------------
BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2007. SUBJECT TO CHANGE.


COMPARATIVE RATES OF RETURN
UMB SCOUT GROWTH FUND (UMBOX)
AS OF DECEMBER 31, 2007
                                                                         SINCE
                                      1 YEAR     3 YEARS     5 YEARS   INCEPTION
--------------------------------------------------------------------------------
UMB SCOUT GROWTH FUND ............     14.00%      5.83%       9.06%      0.80%
S&P 500(R) Index(1) ..............      5.49%      8.62%      12.82%      2.74%
S&P 500(R)/Citigroup
  Growth Index(1) ................      9.13%      8.00%      10.93%      0.56%
Lipper Large-Cap
  Growth Funds Index(1) ..........     14.97%      9.01%      12.06%     -0.39%
--------------------------------------------------------------------------------
INCEPTION - MAY 17, 1999.

RETURNS FOR PERIODS GREATER THAN ONE YEAR ARE COMPOUNDED AVERAGE ANNUAL RATES OF RETURN.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-996-2862. THE RETURNS FOR PERIODS PRIOR TO APRIL 1, 2005 DO NOT REFLECT THE FEES AND EXPENSES IN EFFECT AS OF APRIL 1, 2005. IF THE NEW FEES AND EXPENSES AND THE ADVISOR'S AGREEMENT TO LIMIT TOTAL FUND EXPENSES WERE IN EFFECT FOR THE PERIODS SHOWN, RETURNS WOULD HAVE BEEN LOWER. AS OF JUNE 30, 2007, GROSS EXPENSES FOR THE FUND WERE 1.25%.

THE PERFORMANCE SHOWN IN THE ABOVE TABLE AND IN THE GRAPH ON THE PRECEDING PAGE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PRIOR TO APRIL 1, 2005, THE FUND WAS KNOWN AS THE UMB SCOUT STOCK SELECT FUND AND WAS MANAGED IN ACCORDANCE WITH A DIFFERENT INVESTMENT OBJECTIVE AND STRATEGY.

(1) UNMANAGED INDEX OF STOCKS, BONDS OR MUTUAL FUNDS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.



TOP TEN EQUITY HOLDINGS
UMB SCOUT GROWTH FUND (UMBOX)

                                                    MARKET            PERCENT
                                                 VALUE (000'S)        OF TOTAL
--------------------------------------------------------------------------------
PepsiCo, Inc. ...............................       $1,256               5.9%
ConocoPhillips ..............................        1,139               5.4%
Praxair, Inc. ...............................        1,065               5.0%
Adobe Systems, Inc. .........................          863               4.1%
Procter & Gamble Co. ........................          815               3.9%
Danaher Corp. ...............................          807               3.8%
Covance, Inc. ...............................          788               3.7%
Google, Inc. ................................          761               3.6%
Oracle Corp. ................................          709               3.4%
Apache Corp. ................................          656               3.1%
--------------------------------------------------------------------------------
TOTAL .......................................       $8,859              41.9%
--------------------------------------------------------------------------------
BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2007. SUBJECT TO CHANGE.



HISTORICAL PER-SHARE RECORD
UMB SCOUT GROWTH FUND (UMBOX)

                                       INCOME &                   CUMULATIVE(3)
                               NET    SHORT-TERM     LONG-TERM      VALUE PER
                              ASSET     GAINS          GAINS       SHARE PLUS
                              VALUE  DISTRIBUTION   DISTRIBUTION   DISTRIBUTIONS
--------------------------------------------------------------------------------

12/31/03 .................  $  8.34     $ 0.04        $  --          $  8.67
12/31/04 .................     8.65       0.04           --             9.02
12/31/05 .................     8.42       0.02           --             8.81
12/31/06 .................     8.94       0.03           --             9.36
12/31/07 .................    10.00       0.04          0.15           10.61
--------------------------------------------------------------------------------
(2)  DOES NOT ASSUME ANY COMPOUNDING OF REINVESTED DISTRIBUTIONS.

     DISTRIBUTIONS TYPICALLY OCCUR IN JUNE AND DECEMBER.

     TABLE SHOWS CALENDAR-YEAR DISTRIBUTIONS AND NET ASSET VALUES; MAY DIFFER FROM FISCAL-YEAR ANNUAL REPORTS.

--------------------------------------------------------------------------------
8                                              UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

GROWTH FUND
--------------------------------------------------------------------------------
   NUMBER OF
    SHARES                                                             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.1%
CONSUMER DISCRETIONARY -- 5.4%
      14,100     Carnival Corp. ..............................     $    627,309
      11,200     Kohl's Corp.* ...............................          512,960
                                                                   ------------
                                                                      1,140,269
                                                                   ============

CONSUMER STAPLES -- 11.7%
      16,550     PepsiCo, Inc. ...............................        1,256,145
      11,100     Procter & Gamble Co. ........................          814,962
      10,400     Walgreen Co.(1) .............................          396,032
                                                                   ------------
                                                                      2,467,139
                                                                   ============

ENERGY -- 18.1%
       6,100     Apache Corp. ................................          655,994
      12,900     ConocoPhillips ..............................        1,139,070
       9,000     Marathon Oil Corp. ..........................          547,740
       5,400     Noble Corp. .................................          305,154
       1,000     Patriot Coal Corp.*(1) ......................           41,740
      10,000     Peabody Energy Corp. ........................          616,400
       7,000     Smith International, Inc. ...................          516,950
                                                                   ------------
                                                                      3,823,048
                                                                   ============

FINANCIALS -- 7.8%
       7,300     American Express Co. ........................          379,746
       6,300     American International Group, Inc. ..........          367,290
       3,500     Franklin Resources, Inc. ....................          400,505
       7,100     Toronto-Dominion Bank .......................          496,645
                                                                   ------------
                                                                      1,644,186
                                                                   ============

HEALTH CARE -- 16.8%
       4,000     Abbott Laboratories .........................          224,600
       6,000     Becton Dickinson & Co. ......................          501,480
       9,100     Covance, Inc.*(1) ...........................          788,242
       8,000     Genentech, Inc.*(1) .........................          536,560
      11,800     Gilead Sciences, Inc.*(1) ...................          542,918
       7,700     GlaxoSmithKline PLC ADR .....................          388,003
       7,700     Stryker Corp. ...............................          575,344
                                                                   ------------
                                                                      3,557,147
                                                                   ============

INDUSTRIALS -- 10.6%
       9,200     Danaher Corp. ...............................          807,208
      14,500     Fastenal Co.(1) .............................          586,090
      12,100     General Electric Co. ........................          448,547
       6,000     ITT Corp. ...................................          396,240
                                                                   ------------
                                                                      2,238,085
                                                                   ============


--------------------------------------------------------------------------------
 NUMBER OF SHARES
 PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 20.7%
      20,200     Adobe Systems, Inc.* ........................     $    863,145
      17,450     Cisco Systems, Inc.* ........................          472,372
       1,100     Google, Inc.* ...............................          760,628
      20,000     Intel Corp. .................................          533,200
      18,400     Microsoft Corp. .............................          655,040
      31,400     Oracle Corp.* ...............................          709,012
      10,000     Qualcomm, Inc. ..............................          393,500
                                                                   ------------
                                                                      4,386,897
                                                                   ============

MATERIALS -- 5.0%
      12,000     Praxair, Inc. ...............................        1,064,520
                                                                   ============


TOTAL COMMON STOCKS
(COST $17,094,660) -- 96.1% ..................................       20,321,291
                                                                   ============

SHORT-TERM INVESTMENTS -- 3.8%
U.S. GOVERNMENT AGENCIES
                 Federal Home Loan Bank
$    805,000     3.100%, 01/02/08 ............................          804,931
                                                                   ============


TOTAL SHORT-TERM INVESTMENTS
(COST $804,931) -- 3.8% ......................................          804,931
                                                                   ============

COLLATERAL INVESTMENT FOR
SECURITIES ON LOAN -- 13.9%
(COST $2,947,117) ............................................        2,947,117
                                                                   ============

TOTAL INVESTMENTS
(COST $20,846,708) -- 113.8% .................................       24,073,339

Liabilities less other assets -- (13.8)% .....................       (2,921,265)
                                                                   ------------

TOTAL NET ASSETS -- 100.0%
  (equivalent to $10.00 per share;
  unlimited shares of $1.00 par value
  capital shares authorized;
  2,115,639 shares outstanding) ..............................     $ 21,152,074
                                                                   ============



ADR - AMERICAN DEPOSITARY RECEIPT
PLC - PUBLIC LIMITED COMPANY
* NON-INCOME PRODUCING SECURITY
(1) SECURITY ON LOAN, SEE ACCOMPANYING NOTES FOR COLLATERAL POOL DETAIL.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                              9
photo omitted


OBJECTIVE:

THE UMB SCOUT MID CAP FUND SEEKS LONG-TERM
GROWTH OF CAPITAL BY INVESTING PRIMARILY IN
COMMON STOCKS OF COMPANIES CLASSIFIED AS
MID-CAPITALIZATION AND LOCATED ANYWHERE IN
THE UNITED STATES.


MID CAP FUND

The UMB Scout Mid Cap Fund posted a 3.46% gain during the first half of our fiscal year, despite the decline of the Fund's benchmark, the Russell Midcap(R) Index. The relativE outperformance was achieved primarily with excellent stock selection, but the Fund also benefited from good sector allocation. For the six month period ending December 31, 2007, the Fund provided a return of 3.46%, while the benchmark provided a return of -3.92% (please see page 13 for more complete performance information). THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-996-2862.

Potash Corp. of Saskatchewan was the largest individual stock contributor during the first half. Potash Corp. is an integrated producer of fertilizer, industrial and animal feed products. They are the world's largest fertilizer enterprise by capacity, producing the three primary plant nutrients -- potash, nitrogen and phosphate. With the majority of the world's excess potash capacity, Potash Corp. is uniquely positioned to benefit from strong agriculture markets.(1)

Another holding, priceline.com, Inc., was also a top contributor. Most people think of priceline.com as a U.S.-focused internet travel booking company where you can "Name Your Own Price." While the traditional domestic travel booking business is important, more than two-thirds of operating profits come from their European hotels booking business. The service is one of the top internet travel sites in Europe and benefits from its highly fragmented lodging market.

Hess Corp. was the third best contributor over the first half of the fiscal year. Hess is an integrated energy company different than the major integrated oil companies in that it is forecasting solid three- to five-percent production growth and has significant unbooked oil reserves. The stock moved meaningfully higher in the calendar fourth quarter once seismic data from Brazil's giant offshore field, Tupi, was released. Hess owns a 40 percent interest in an adjacent field, Sugar Loaf, which, based on the same seismic reading may contain a similar amount of untapped resource. It will be several years before this field is developed, but analyst estimates put the value of the find at more than $20 per share, assuming long-term oil prices around $65 per barrel. We



(1) Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund's portfolio represented by the securities or sectors mentioned in this letter.

--------------------------------------------------------------------------------
10                                             UMB SCOUT FUNDS SEMIANNUAL REPORT
are forecasting oil to go higher over the long-term due to critical supply shortages and global economic growth.

Millicom International Cellular S.A. and Foster Wheeler Ltd. round out the Fund's top five contributors during the half. Millicom is a pre-paid mobile communications company focused on developing markets. The company has benefited from strong subscriber growth and rising revenue per subscriber. Foster Wheeler is an engineering and construction firm that specializes in serving a number of energy-related industries. Their backlog has grown as demand for new refineries, LNG facilities and chemical plants have been strong. Demand for their coal boiler technology is an important secondary driver for Foster Wheeler.

Global Industries Ltd. was the greatest detractor from performance in the half. Global is an energy services company that constructs offshore pipelines. Global has transitioned a meaningful share of its business from Mexico to the Middle East, which may have caused concerns for impatient investors. The company's backlog has been somewhat volatile, but has grown meaningfully over time as oil and gas reserves become much more difficult to find. We expect that trend to continue and the stock remains a top holding.

The top performing sector for the Fund was Energy. U.S. inventory reports indicating meaningful declines in crude oil inventories, combined with OPEC's decision not to raise production at their December meeting helped push the price of crude oil near $100 per barrel, driving energy stocks higher. In addition, taxes on oil production or exports are being raised in Canada, Russia, Alaska, and Venezuela. These tax changes are expected to slow oil production growth.

The Fund also benefited from a substantial underweight position in Consumer Discretionary stocks. The Advisor reasoned that the poor U.S. housing market, combined with higher gas prices would weigh on investor sentiment toward the group, and our assessment proved correct during the half. The Fund's decision to underweight Health Care detracted from performance, but the effect was minimal to relative performance. Our primary concerns with health care stocks have been valuation and risk of adverse government funding trends.

The Advisor has become incrementally more defensively positioned. The continued problems in housing and the seizing up of certain credit markets are well known. Less publicized is the economic slowdown of some developed countries outside of the U.S. Inflation is still under control with the core inflation rate just over


--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             11
two percent, which should give the Federal Open Market Committee (the "FOMC") room to lower interest rates if the economy continues to deteriorate. Personal income growth continues to outpace inflation and the unemployment rate is at five percent -- a historically low figure. We also track a number of commodities indexes that indicate continued strong growth in developing countries. While the trend is clearly pointing down in some developed economies, the Advisor expects growth in developing markets combined with FOMC rate cuts to drive commodities, materials and precious metals prices higher. Given this outlook, the Advisor believes this is a particularly important time to be in the right market sectors. The Fund has overweight positions in Energy and Materials, sectors which are driven by fundamentals in China, India, the Middle East and other developing markets. The Advisor has chosen to underweight Financials and Consumer Discretionary, while overweighting Utilities and Consumer Staples, which reflects our more cautious domestic outlook.

Thank you for your interest in the UMB Scout Mid Cap Fund. We look forward to providing the annual update after the end of the fiscal year.

PATRICK DUNKERLEY, CFA
SCOUT INVESTMENT ADVISORS, INC.


HYPOTHETICAL GROWTH OF $10,000
UMB Scout Mid Cap Fund (UMBMX)
as of December 31, 2007


chart omitted

                                         RUSSELL
                          UMB MID        MIDCAP(R)          LIPPER MID-CAP
     DATE                CAP FUND        INDEX(2)         CORE FUNDS INDEX(2)
--------------------------------------------------------------------------------

  10/31/2006             10,000           10,000              10,000
  12/31/2006             10,203           10,359              10,337
   3/31/2007             10,804           10,812              10,827
   6/30/2007             12,026           11,384              11,483
   9/30/2007             12,226           11,340              11,383
  12/31/2007             12,441           10,938              10,992
--------------------------------------------------------------------------------


(2) UNMANAGED INDEX OF STOCKS, BONDS, MUTUAL FUNDS OR COMMODITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

     PERFORMANCE RETURNS FOR THE UMB SCOUT MID CAP FUND, RUSSELL MIDCAP(R) INDEX AND LIPPER MID-CAP CORE FUNDS INDEX ASSUME DIVIDENDS WERE REINVESTED FOR THE ENTIRE PERIOD.

     FOR ILLUSTRATIVE PURPOSES ONLY; MAY NOT REPRESENT YOUR RETURNS.



--------------------------------------------------------------------------------
12                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

COMPARATIVE RATES OF RETURN
UMB SCOUT MID CAP FUND (UMBMX)
AS OF DECEMBER 31, 2007
                                                                     SINCE
                                                      1 YEAR       INCEPTION

UMB SCOUT MID CAP FUND ...........................    21.94%         20.53%
Russell Midcap(R) Index(1) .......................     5.60%          7.97%
Lipper Mid-Cap Core Funds Index(1) ...............     6.34%          8.42%
--------------------------------------------------------------------------------
INCEPTION - OCTOBER 31, 2006.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-996-2862. AS OF JUNE 30, 2007, GROSS EXPENSES FOR THE FUND WERE 1.93%.

A REDEMPTION FEE OF 2% WILL BE IMPOSED ON REDEMPTIONS OR EXCHANGES MADE WITHIN TWO MONTHS OF PURCHASE OF SHARES IN THE UMB SCOUT MID CAP FUND. PLEASE SEE THE PROSPECTUS FOR MORE INFORMATION ABOUT THE FEE AND WHICH ACCOUNTS IT APPLIES TO.

THE PERFORMANCE SHOWN IN THE ABOVE TABLE AND IN THE GRAPH ON THE PRECEDING PAGE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE PERFORMANCE RETURNS FOR THE FUND REFLECT A FEE WAIVER IN EFFECT. IN THE ABSENCE OF SUCH A WAIVER, THE RETURNS WOULD BE REDUCED.

(1) UNMANAGED INDEX OF STOCKS, BONDS OR MUTUAL FUNDS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.



TOP TEN EQUITY HOLDINGS
UMB SCOUT MID CAP FUND (UMBMX)
                                                       MARKET           PERCENT
                                                        VALUE          OF TOTAL
                                                       (000'S)
--------------------------------------------------------------------------------
Nexen, Inc. ..................................        $ 1,539              3.7%
OM Group, Inc. ...............................          1,525              3.6%
Assurant, Inc. ...............................          1,405              3.4%
H.J. Heinz Co. ...............................          1,298              3.1%
Global Industries Ltd. .......................          1,257              3.0%
Hansen Natural Corp. .........................          1,099              2.6%
Forest Oil Corp. .............................          1,052              2.5%
Coventry Health Care, Inc. ...................          1,025              2.4%
Hewitt Associates, Inc. ......................          1,019              2.4%
priceline.com, Inc. ..........................            953              2.3%
--------------------------------------------------------------------------------
TOTAL ........................................        $12,172             29.0%
--------------------------------------------------------------------------------
BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2007. SUBJECT TO CHANGE.




HISTORICAL PER-SHARE RECORD
UMB SCOUT MID CAP FUND (UMBMX)


                                       INCOME &                   CUMULATIVE(2)
                               NET    SHORT-TERM     LONG-TERM      VALUE PER
                              ASSET     GAINS          GAINS       SHARE PLUS
                              VALUE  DISTRIBUTION   DISTRIBUTION   DISTRIBUTIONS
--------------------------------------------------------------------------------
12/31/06 ................  $ 10.19     $ 0.01          $ --          $ 10.20
12/31/07 ................    11.51       0.90            --            12.42
--------------------------------------------------------------------------------
(2)  DOES NOT ASSUME ANY COMPOUNDING OF REINVESTED DISTRIBUTIONS.

     DISTRIBUTIONS TYPICALLY OCCUR IN JUNE AND DECEMBER.

     TABLE SHOWS CALENDAR-YEAR DISTRIBUTIONS AND NET ASSET VALUES; MAY DIFFER FROM FISCAL-YEAR ANNUAL REPORTS.


FUND DIVERSIFICATION
UMB SCOUT MID CAP FUND (UMBMX)

pie chart omitted


Energy ...................................................................   21%
Financials ...............................................................   12%
Industrials ..............................................................   10%
Information Technology ...................................................   10%
Materials ................................................................   10%
Utilities ................................................................   10%
Consumer Staples .........................................................    9%
Consumer Discretionary ...................................................    8%
Health Care ..............................................................    6%
Telecomm Services ........................................................    2%
Cash & Cash Equivalents ..................................................    2%
--------------------------------------------------------------------------------
BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2007. SUBJECT TO CHANGE.




--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             13

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

MID CAP FUND

--------------------------------------------------------------------------------
  NUMBER OF
   SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.2%
CONSUMER DISCRETIONARY -- 8.2%
      17,200     BorgWarner, Inc. ............................     $    832,652
      23,100     Jack in the Box, Inc.* ......................          595,287
      21,200     PetSmart, Inc. ..............................          498,836
       8,300     priceline.com, Inc.* ........................          953,338
      13,000     Royal Caribbean Cruises Ltd. ................          551,720
                                                                   ------------
                                                                      3,431,833
                                                                   ============

CONSUMER STAPLES -- 9.2%
       7,000     Brown-Forman Corp. ..........................          518,770
      27,800     H.J. Heinz Co. ..............................        1,297,704
      24,800     Hansen Natural Corp.* .......................        1,098,392
      27,900     Sanderson Farms, Inc. .......................          942,462
                                                                   ------------
                                                                      3,857,328
                                                                   ============

ENERGY -- 21.4%
       6,500     Atwood Oceanics, Inc.* ......................          651,560
      14,600     Chesapeake Energy Corp. .....................          572,320
       5,500     Consol Energy, Inc. .........................          393,360
      11,600     FMC Technologies, Inc.* .....................          657,720
      20,700     Forest Oil Corp.* ...........................        1,052,388
      58,700     Global Industries Ltd.* .....................        1,257,354
      11,100     Grant Prideco, Inc.* ........................          616,161
       8,900     Hess Corp. ..................................          897,654
       6,400     Newfield Exploration Co.* ...................          337,280
      47,700     Nexen, Inc. .................................        1,539,279
       8,900     Noble Corp. .................................          502,939
       7,700     Peabody Energy Corp. ........................          474,628
                                                                   ------------
                                                                      8,952,643
                                                                   ============

FINANCIALS -- 11.4%
      13,100     AON Corp. ...................................          624,739
       8,300     Arch Capital Group Ltd.* ....................          583,905
      21,000     Assurant, Inc. ..............................        1,404,900
      18,000     Host Hotels & Resorts, Inc. .................          306,720
       3,900     IntercontinentalExchange, Inc.* .............          750,750
       6,400     Janus Capital Group, Inc. ...................          210,240
       9,000     ProLogis ....................................          570,420
       5,200     T. Rowe Price Group, Inc. ...................          316,576
                                                                   ------------
                                                                      4,768,250
                                                                   ============


--------------------------------------------------------------------------------
  NUMBER OF
   SHARES                                                                VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- 5.7%
       8,400     Covance, Inc.* ..............................     $    727,608
      17,300     Coventry Health Care, Inc.* .................        1,025,025
      10,700     Henry Schein, Inc.* .........................          656,980
                                                                   ------------
                                                                      2,409,613
                                                                   ============

INDUSTRIALS -- 9.8%
      10,600     AGCO Corp.* .................................          720,588
      16,000     Belden, Inc. ................................          712,000
       5,200     Bucyrus International, Inc. .................          516,828
       4,500     CSX Corp. ...................................          197,910
       4,100     Foster Wheeler Ltd.* ........................          635,582
       9,050     FTI Consulting, Inc.* .......................          557,842
      11,900     ITT Corp. ...................................          785,876
                                                                   ------------
                                                                      4,126,626
                                                                   ============

INFORMATION TECHNOLOGY -- 10.1%
      37,400     Arris Group, Inc.* ..........................          373,252
      13,800     Avnet, Inc.* ................................          482,586
       6,300     Comtech Telecommunications Corp.* ...........          340,263
       4,200     DST Systems, Inc.* ..........................          346,710
      11,000     FormFactor, Inc.* ...........................          364,100
       2,300     Harris Corp. ................................          144,164
      26,600     Hewitt Associates, Inc.* ....................        1,018,514
       5,300     Juniper Networks, Inc.* .....................          175,960
       6,500     MEMC Electronic Materials, Inc.* ............          575,185
      14,300     THQ, Inc.* ..................................          403,117
                                                                   ------------
                                                                      4,223,851
                                                                   ============


MATERIALS -- 10.1%
       9,000     Agnico-Eagle Mines Ltd. .....................          491,670
      14,300     Celanese Corp. ..............................          605,176
       2,800     Cleveland-Cliffs, Inc. ......................          282,240
       1,800     Freeport-McMoRan Copper & Gold, Inc. ........          184,392
      26,500     OM Group, Inc.* .............................        1,524,810
       3,900     Potash Corp. of Saskatchewan ................          561,444
       9,600     Steel Dynamics, Inc. ........................          571,872
                                                                   ------------
                                                                      4,221,604
                                                                   ============

TELECOMMUNICATION SERVICES -- 2.1%
       7,600     Millicom International Cellular S.A.* .......          896,344
                                                                   ============


--------------------------------------------------------------------------------
14                                            UMB SCOUNT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

MID CAP FUND

--------------------------------------------------------------------------------
  NUMBER OF
   SHARES                                                                VALUE
--------------------------------------------------------------------------------

UTILITIES -- 10.2%
      10,300     Energen Corp. ...............................     $    661,569
      11,400     National Fuel Gas Co. .......................          532,152
      17,500     OGE Energy Corp. ............................          635,075
      31,900     Vectren Corp. ...............................          925,419
      30,300     Westar Energy, Inc. .........................          785,982
      14,700     Wisconsin Energy Corp. ......................          716,037
                                                                   ------------
                                                                      4,256,234
                                                                   ============

TOTAL COMMON STOCKS
(COST $37,396,422) -- 98.2% ..................................       41,144,326
                                                                   ============




--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.0%
U.S. GOVERNMENT AGENCIES
                 Federal Home Loan Bank
                 $ 855,000 3.100%, 01/02/08 ..................     $    854,926
                                                                   ============


TOTAL SHORT-TERM INVESTMENTS
(COST $854,926) -- 2.0% ......................................          854,926
                                                                   ============


TOTAL INVESTMENTS
(COST $38,251,348) -- 100.2% .................................       41,999,252

Liabilities less other assets -- (0.2)% ......................          (84,414)
                                                                   ------------

TOTAL NET ASSETS -- 100.0%
  (equivalent to $11.51 per share;
  unlimited shares of $1.00 par value
  capital shares authorized;
  3,642,286 shares outstanding) ..............................     $ 41,914,838
                                                                   ============

* NON-INCOME PRODUCING SECURITY




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             15
photo omitted



OBJECTIVE:

THE UMB SCOUT SMALL CAP FUND
SEEKS LONG-TERM GROWTH OF CAPITAL
BY INVESTING IN SMALLER COMPANIES
LOCATED ANYWHERE IN THE
UNITED STATES.



SMALL CAP FUND


For most small cap investors, the final six months of 2007 proved difficult as demonstrated by the Russell 2000(R) Index, which posted negative returns of -7.53%. Equities in the Financials and Consumer Discretionary sectors were the worst performing sectors. The downturn in the U.S. housing market and the corresponding weakness in mortgage lending caused many financial services companies to post weak results and write-down the value of assets on their books. We believe the negative wealth effect from the contracting housing market has limited consumers' discretionary spending. Fortunately, the Fund's Advisor managed to avoid many of the market's pitfalls, instead posting a gain of 0.85% for the last six months of 2007 (please see page 18 for more complete performance information). THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-996-2862.

The majority of the Fund's outperformance was due to stock selection in the Industrials and Information Technology sectors. Specifically, top contributors during the period included FTI Consulting, Inc., Dynamic Materials Corp., and Micros Systems, Inc. FTI, a global consulting firm benefiting from the recent economic turmoil, provided the greatest contribution to performance relative to the benchmark during the quarter. Dynamic Materials, a provider of specialized welding services, is realizing increased demand from the global engineering and construction boom. Micros Systems, a provider of information technology solutions to the hospitality and specialty retail industries, announced better than expected earnings due to strong capital spending in their end markets. Sector positioning was a secondary source of outperformance, primarily due to underweight positions in the Consumer Discretionary and Financials sectors.(1)

The Advisor will continue to build the portfolio through a bottom-up stock selection process focusing on firms with strong balance sheets that generate robust cash flows. Currently this process has led to relative overweight positions in the Industrials, Information Technology, Energy and Health Care sectors. The Advisor continues to favor firms with foreign sales exposure that will benefit from a weaker U.S. dollar. Equally important, the Advisor has limited the Fund's exposure to discretionary




(1) Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund's portfolio represented by the securities or sectors mentioned in this letter.

--------------------------------------------------------------------------------
16                                             UMB SCOUT FUNDS SEMIANNUAL REPORT
spending during a time when the American consumer is suffering from a declining housing market and a heavy debt load. The Advisor has also avoided Financials sector stocks that have exposure to the housing or mortgage lending markets.

At the end of 2007, the Advisor is cautious about the market's prospects due to a slowing U.S. economy and headwinds facing the consumer. In the Advisor's opinion, the increase in volatility may provide a number of individual investment opportunities.

On behalf of the management team for the UMB Scout Small Cap Fund, thank you for your continued support.

JASON J.VOTRUBA, CFA
SCOUT INVESTMENT ADVISORS, INC.


HYPOTHETICAL GROWTH OF $10,000
UMB SCOUT SMALL CAP FUND (UMBHX)
as of December 31, 2007



chart omitted

                                               RUSSELL
                          UMB SCOUT            2000(R)        LIPPER SMALL-CAP
     DATE                SMALL CAP FUND        INDEX(2)      CORE FUNDS INDEX(2)
--------------------------------------------------------------------------------

     12/97                   10,000             10,000            10,000
     12/98                    9,632              9,745             9,636
     12/99                    9,753             11,817            11,581
     12/00                   11,882             11,460            12,384
     12/01                   13,232             11,745            13,266
     12/02                   11,689              9,339            10,715
     12/03                   16,150             13,753            15,098
     12/04                   20,144             16,273            17,871
     12/05                   21,273             17,003            19,221
     12/06                   23,841             20,127            21,854
     12/07                   27,015             19,811            22,275
--------------------------------------------------------------------------------

(2) UNMANAGED INDEX OF STOCKS, BONDS, MUTUAL FUNDS OR COMMODITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

     PERFORMANCE RETURNS FOR THE UMB SCOUT SMALL CAP FUND, RUSSELL 2000 (R) INDEX AND LIPPER SMALL-CAP CORE FUNDS INDEX ASSUME DIVIDENDS WERE REINVESTED FOR THE ENTIRE PERIOD.

     FOR ILLUSTRATIVE PURPOSES ONLY; MAY NOT REPRESENT YOUR RETURNS.




--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             17

FUND DIVERSIFICATION
UMB SCOUT SMALL CAP FUND (UMBHX)

pie chart omitted


Industrials ..............................................................   33%
Information Technology ...................................................   22%
Health Care ..............................................................   19%
Energy ...................................................................   11%
Consumer Discretionary ...................................................    4%
Consumer Staples .........................................................    2%
Materials ................................................................    2%
Financials ...............................................................    1%
Cash & Cash Equivalents ..................................................    6%
--------------------------------------------------------------------------------
BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2007.  SUBJECT TO CHANGE.


COMPARATIVE RATES OF RETURN
UMB SCOUT SMALL CAP FUND (UMBHX)
AS OF DECEMBER 31, 2007
                                            1 YEAR   3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------------------
UMB SCOUT SMALL CAP FUND ................... 13.32%   10.28%   18.24%   10.45%
Russell 2000(R) Index(1) ................... -1.57%    6.80%   16.25%    7.08%
Lipper Small-Cap Core Funds Index(1) .......  1.92%    7.62%   15.76%    8.34%
--------------------------------------------------------------------------------

RETURNS FOR PERIODS GREATER THAN ONE YEAR ARE COMPOUNDED AVERAGE ANNUAL RATES OF RETURN.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-996-2862. THE RETURNS FOR PERIODS PRIOR TO APRIL 1, 2005 DO NOT REFLECT THE FEES AND EXPENSES IN EFFECT AS OF APRIL 1, 2005. IF THE NEW FEES AND EXPENSES AND THE ADVISOR'S AGREEMENT TO LIMIT TOTAL FUND EXPENSES WERE IN EFFECT FOR THE PERIODS SHOWN, RETURNS WOULD HAVE BEEN LOWER. AS OF JUNE 30, 2007, GROSS EXPENSES FOR THE FUND WERE 1.03%.

A REDEMPTION FEE OF 2% WILL BE IMPOSED ON REDEMPTIONS OR EXCHANGES MADE WITHIN TWO MONTHS OF PURCHASE OF SHARES IN THE UMB SCOUT SMALL CAP FUND. PLEASE SEE THE PROSPECTUS FOR MORE INFORMATION ABOUT THE FEE AND WHICH ACCOUNTS IT APPLIES TO.

THE PERFORMANCE SHOWN IN THE ABOVE TABLE AND IN THE GRAPH ON THE PRECEDING PAGE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) UNMANAGED INDEX OF STOCKS, BONDS OR MUTUAL FUNDS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.


TOP TEN EQUITY HOLDINGS
UMB SCOUT SMALL CAP FUND (UMBHX)
                                                       MARKET          PERCENT
                                                        VALUE          OF TOTAL
                                                       (000'S)
--------------------------------------------------------------------------------
FTI Consulting, Inc. ............................      $ 30,820            4.3%
Micros Systems, Inc. ............................        23,854            3.3%
Comtech Telecommunications Corp. ................        20,254            2.8%
Meridian Bioscience, Inc. .......................        18,650            2.6%
Dynamic Materials Corp. .........................        17,670            2.5%
Woodward Governor Co. ...........................        16,988            2.4%
Ansys, Inc. .....................................        15,547            2.2%
BE Aerospace, Inc. ..............................        14,997            2.1%
Teledyne Technologies, Inc. .....................        14,666            2.0%
Radiant Systems, Inc. ...........................        12,922            1.8%
--------------------------------------------------------------------------------
TOTAL ...........................................      $186,368           26.0%
--------------------------------------------------------------------------------
BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2007. SUBJECT TO CHANGE.




HISTORICAL PER-SHARE RECORD
UMB SCOUT SMALL CAP FUND (UMBHX)


                                       INCOME &                   CUMULATIVE(2)
                               NET    SHORT-TERM     LONG-TERM      VALUE PER
                              ASSET     GAINS          GAINS       SHARE PLUS
                              VALUE  DISTRIBUTION   DISTRIBUTION   DISTRIBUTIONS
--------------------------------------------------------------------------------

12/31/03 .................   $ 12.83   $    --      $   0.28       $   23.58
12/31/04 .................     15.39       0.09         0.51           26.74
12/31/05 .................     15.85       0.17         0.24           27.61
12/31/06 .................     16.83       0.52         0.42           29.53
12/31/07 .................     17.64        --          1.40           31.74
--------------------------------------------------------------------------------

(2)  DOES NOT ASSUME ANY COMPOUNDING OF REINVESTED DISTRIBUTIONS.

     DISTRIBUTIONS TYPICALLY OCCUR IN JUNE AND DECEMBER.

     TABLE SHOWS CALENDAR-YEAR DISTRIBUTIONS AND NET ASSET VALUES; MAY DIFFER FROM FISCAL-YEAR ANNUAL REPORTS.

--------------------------------------------------------------------------------
18                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

SMALL CAP FUND

--------------------------------------------------------------------------------
   NUMBER OF
    SHARES                                                             VALUE
--------------------------------------------------------------------------------

COMMON STOCKS -- 93.3%
CONSUMER DISCRETIONARY -- 3.6%
     105,000     Arbitron, Inc. ...............................     $  4,364,850
     150,000     Cheesecake Factory, Inc.* ....................        3,556,500
     350,000     LKQ Corp.* ...................................        7,357,000
      80,000     Matthews International Corp. .................        3,749,600
     200,000     Universal Electronics, Inc.* .................        6,688,000
                                                                    ------------
                                                                      25,715,950
                                                                    ============

CONSUMER STAPLES -- 2.3%
     150,000     Casey's General Stores, Inc. .................        4,441,500
      70,000     Longs Drug Stores Corp. ......................        3,290,000
      75,000     Ralcorp Holdings, Inc.* ......................        4,559,250
     125,000     Ruddick Corp. ................................        4,333,750
                                                                    ------------
                                                                      16,624,500
                                                                    ============

ENERGY -- 10.8%
     280,000     Arena Resources, Inc.* .......................       11,678,800
     185,000     Bristow Group, Inc.* .........................       10,480,250
     150,000     Dril-Quip, Inc.* .............................        8,349,000
     300,000     Encore Acquisition Co.* ......................       10,011,000
     200,000     Hornbeck Offshore Services, Inc.* ............        8,990,000
     550,000     ION Geophysical Corp.* .......................        8,679,000
     375,000     Matrix Service Co.* ..........................        8,182,500
     110,000     NATCO Group, Inc.* ...........................        5,956,500
      75,000     OYO Geospace Corp.* ..........................        5,652,000
                                                                    ------------
                                                                      77,979,050
                                                                    ============

FINANCIALS -- 0.4%
      50,000     Stifel Financial Corp.* ......................        2,628,500
                                                                    ============

HEALTH CARE -- 18.9%
     125,000     Abaxis, Inc.* ................................        4,482,500
     200,000     Amedisys, Inc.* ..............................        9,704,000
      70,000     Amsurg Corp.* ................................        1,894,200
     100,000     ArthroCare Corp.* ............................        4,805,000
     180,000     Haemonetics Corp.* ...........................       11,343,600
     250,000     HealthExtras, Inc.* ..........................        6,520,000
     300,000     HMS Holdings Corp.* ..........................        9,963,000
     150,000     Immucor, Inc.* ...............................        5,098,500
      90,000     Integra LifeSciences Holdings Corp.* .........        3,773,700
     125,000     inVentiv Health, Inc.* .......................        3,870,000
     300,000     IRIS International, Inc.* ....................        5,886,000
     115,000     Kensey Nash Corp.* ...........................        3,440,800
     175,000     Lifecell Corp.* ..............................        7,544,250
     620,000     Meridian Bioscience, Inc. ....................       18,649,600
     115,000     MWI Veterinary Supply, Inc.* .................        4,600,000
     225,000     Natus Medical, Inc.* .........................        4,353,750
     155,000     Omnicell, Inc.* ..............................        4,174,150



--------------------------------------------------------------------------------
   NUMBER OF
    SHARES                                                             VALUE
--------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
     200,000     PharmaNet Development Group, Inc.* ...........     $  7,842,000
      50,000     Providence Service Corp.* ....................        1,407,000
     150,000     Techne Corp.* ................................        9,907,500
     100,000     Varian, Inc.* ................................        6,530,000
                                                                    ------------
                                                                     135,789,550
                                                                    ============

INDUSTRIALS -- 33.5%
      80,000     American Science and Engineering, Inc. .......        4,540,000
      36,000     Ameron International Corp. ...................        3,317,400
     150,000     Barnes Group, Inc. ...........................        5,008,500
     283,500     BE Aerospace, Inc.* ..........................       14,997,150
     135,000     Columbus McKinnon Corp.* .....................        4,403,700
     250,000     Curtiss-Wright Corp. .........................       12,550,000
     175,000     DRS Technologies, Inc. .......................        9,497,250
     135,000     Ducommun, Inc.* ..............................        5,130,000
     300,000     Dynamic Materials Corp. ......................       17,670,000
     280,000     Exponent, Inc.* ..............................        7,571,200
     500,000     FTI Consulting, Inc.* ........................       30,820,000
     500,000     Healthcare Services Group ....................       10,590,000
     250,000     Hexcel Corp.* ................................        6,070,000
      50,000     Huron Consulting Group, Inc.* ................        4,031,500
     120,000     Kaydon Corp. .................................        6,544,800
     175,000     Ladish Co., Inc.* ............................        7,558,250
     135,000     Layne Christensen Co.* .......................        6,643,350
      90,000     Lindsay Corp. ................................        6,362,100
     150,000     LMI Aerospace, Inc.* .........................        3,976,500
     125,000     Middleby Corp.* ..............................        9,577,500
     150,000     Robbins & Myers, Inc. ........................       11,344,500
     180,000     Team, Inc.* ..................................        6,584,400
     275,000     Teledyne Technologies, Inc.* .................       14,665,750
     100,000     Tennant Co. ..................................        4,429,000
      80,000     Triumph Group, Inc. ..........................        6,588,000
     100,000     Wabtec Corp. .................................        3,444,000
     250,000     Woodward Governor Co. ........................       16,987,500
                                                                    ------------
                                                                     240,902,350
                                                                    ============

INFORMATION TECHNOLOGY -- 21.6%
     375,000     Ansys, Inc.* .................................       15,547,500
     445,000     Blackbaud, Inc. ..............................       12,477,800
     375,000     Comtech Telecommunications Corp.* ............       20,253,750
     200,000     Daktronics, Inc. .............................        4,514,000
     100,000     Diodes, Inc.* ................................        3,007,000
     300,000     Euronet Worldwide, Inc.* .....................        9,000,000
     280,000     Flir Systems, Inc.* ..........................        8,764,000
     400,000     Jack Henry & Associates, Inc. ................        9,736,000
     340,000     Micros Systems, Inc.* ........................       23,854,400
     200,000     Power Integrations, Inc.* ....................        6,886,000


                                                         CONTINUED ON NEXT PAGE.

--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             19

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

SMALL CAP FUND (CONTINUED)

--------------------------------------------------------------------------------
   NUMBER OF
    SHARES                                                             VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)
     750,000     Radiant Systems, Inc.* .......................     $ 12,922,500
     250,000     Rofin-Sinar Technologies, Inc.* ..............       12,027,500
     100,000     Standard Microsystems Corp.* .................        3,907,000
     255,000     Stratasys, Inc.* .............................        6,589,200
     100,000     Synaptics, Inc.* .............................        4,116,000
      50,000     Wright Express Corp.* ........................        1,774,500
                                                                    ------------
                                                                     155,377,150
                                                                    ============

MATERIALS -- 2.2%
     200,000     Flotek Industries, Inc.* .....................        7,208,000
     150,000     OM Group, Inc.* ..............................        8,631,000
                                                                    ------------
                                                                      15,839,000
                                                                    ============

TOTAL COMMON STOCKS
COST $556,899,621) -- 93.3% ...................................      670,856,050
                                                                    ============




--------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 6.5%
U.S. GOVERNMENT AGENCIES
                 Federal Home Loan Bank
$ 46,933,000     3.100%, 01/02/08 .............................     $ 46,928,959
                                                                    ============


TOTAL SHORT-TERM INVESTMENTS
(COST $46,928,959) -- 6.5% ....................................       46,928,959
                                                                    ============


TOTAL INVESTMENTS
(COST $603,828,580) -- 99.8% ..................................      717,785,009

Other assets less liabilities -- 0.2% .........................        1,573,174
                                                                    ------------

TOTAL NET ASSETS -- 100.0%
  (equivalent to $17.64 per share;
  unlimited shares of $1.00 par value
  capital shares authorized;
  40,776,146 shares outstanding) ..............................     $719,358,183
                                                                    ============


* NON-INCOME PRODUCING SECURITY








SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
20                                             UMB SCOUT FUNDS SEMIANNUAL REPORT
photo omitted



OBJECTIVE:

THE UMB SCOUT INTERNATIONAL FUND SEEKS
LONG-TERM GROWTH OF CAPITAL AND INCOME
BY INVESTING IN A DIVERSIFIED PORTFOLIO
CONSISTING PRIMARILY OF EQUITY SECURITIES
OF ESTABLISHED COMPANIES EITHER LOCATED OUTSIDE
THE UNITED STATES OR WHOSE PRIMARY BUSINESS
IS CARRIED ON OUTSIDE THE UNITED STATES.



INTERNATIONAL FUND


The second half of 2007 was a tough time for international equity markets as indicated by the performance of the MSCI EAFE Index. The Index swooned in the late summer heat, soared with the autumn leaves and then settled softly back to its starting place with the waxing of winter, eking out a total return of barely half of a percent. The UMB Scout International Fund however turned in a strong performance beating the Index by over 500 basis points during the same time period (please see page 23 for more complete performance information). THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-996-2862.

Equity markets around the world were chilled by the ongoing credit crunch that has shaken confidence in national financial systems around the world. The first step toward the current credit crunch was the collapse of the U.S. subprime mortgage market. This collapse inflicted losses on major banks and finance companies, severely shook the commercial paper market, accelerated the decline in house prices in the U.S. and generally cast a pall over equity markets.

Further affecting the equity markets was the future possibility of a slowing U.S. economy that would in turn cause U.S. consumers to limit their spending and thus curtail demand that had previously driven growth in international economies.

Inflation fears also gripped some corners of the market as oil prices headed toward $100 a barrel, raw material prices soared (nickel was up 75% at mid-year and copper was up 33% at the end of the third quarter) and food prices rose. Increasing demand for grains drove food prices upward as wheat, soybeans and especially corn were caught in the vice of drought in major growing areas (e.g., Australia and China), there was increased demand for western-style foods in newly wealthy emerging markets and grain use increased due to excitement over bio-fuels such as ethanol.

Other market analysts worried about deflation. They pointed to the collapse of housing in many markets around the world, rising unemployment in the U.S., continued labor competition from globalization and money supply figures that indicate that financial liquidity is becoming scarce. It is the Advisor's view that the greater danger to equity markets is economic weakness, led by credit and housing crises, rather than inflation. In addition, the Advisor believes that central banks need to be aggressive in cutting rates and providing liquidity to financial markets.

Several factors contributed to the Fund's success during the second half of 2007. Currencies moved in the Fund's favor, strategic sector weightings outperformed the Index and a number of individual stocks made strong gains.

The flip-side of a weak dollar is a strong foreign currency -- or in the case of the Fund a basket of strong currencies. Particularly strong currencies for the Fund were the Canadian Dollar, the Brazilian Real and the Swiss Franc. Together they contributed over 110 basis points to the Fund's relative outperformance of its benchmark.


--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             21

The Fund's relative overweight position in the Consumer Staples sector contributed one-half percent to relative outperformance. At the same time, maintaining an underweight position in two poorly-performing sectors, Financials and Consumer Discretionary, contributed over 100 basis points to relative performance.(1)

A number of holdings did well during the second half of 2007. Leading the way was Potash Corp. of Saskatchewan, a Canadian company that is capitalizing on being the world's largest provider of potash -- a key fertilizer for growing corn and other food crops. Petroleo Brasileiro S.A., the leading Brazilian oil company, benefited from offshore oil discoveries and from being far from the Middle East. CSL Ltd., an Australian blood products company, rode the wave of continued demand for immunoglobulin and albumin as well as the recent launch of an important new HPV (human papilloma virus) vaccine. Other companies that did well included ABB Ltd., a Swiss provider of electric power generation and distribution equipment, Telefonica, S.A., the Spanish telephone company, Coca-Cola Hellenic Bottling Co., S.A., a Greek Coke bottler that services Central & Eastern Europe and BG Group, PLC, the world's largest transporter of liquefied natural gas. On the disappointing side, telecommunication equipment makers Telefonaktiebolaget LM Ericsson (Sweden) and Alcatel-Lucent (France) together contributed approximately 100 basis points to under-performance. While the Fund maintained its holdings in Ericsson, Alcatel-Lucent was eliminated from the portfolio.

The Advisor ended the year with a defensive view of the markets. Accordingly, the Fund closed 2007 with a neutral to underweight position in late cyclical sectors such as Energy, Materials and Industrials. The Fund continues to maintain an overweight position in the defensive sectors of Health Care and Consumer Staples. Financials and Consumer Discretionary should remain out-of-favor as banking troubles continue to surface and economies slow. Thus the Fund continues to hold an underweight position in these sectors.

JAMES L. MOFFETT, CFA
SCOUT INVESTMENT ADVISORS, INC.

HYPOTHETICAL GROWTH OF $10,000
UMB SCOUT INTERNATIONAL FUND (UMBWX)
as of December 31, 2007



chart omitted


                                              MSCI EAFE
                          UMB SCOUT           INDEX--US     LIPPER INTERNATIONAL
     DATE            INTERNATIONAL FUND       DOLLARS(2)        FUNDS INDEX(2)
--------------------------------------------------------------------------------

     12/97                 10,000               10,000              10,000
     12/98                 11,796               12,000              11,266
     12/99                 15,504               15,235              15,529
     12/00                 14,237               13,077              13,243
     12/01                 12,671               10,273              10,683
     12/02                 10,662                8,635               9,206
     12/03                 14,191               11,967              12,520
     12/04                 16,748               14,390              14,848
     12/05                 20,028               16,338              17,175
     12/06                 24,337               20,642              21,622
     12/07                 28,668               22,947              24,702
--------------------------------------------------------------------------------

(2) UNMANAGED INDEX OF STOCKS, BONDS, MUTUAL FUNDS OR COMMODITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

     PERFORMANCE RETURNS FOR THE UMB SCOUT SMALL CAP FUND, RUSSELL 2000 (R) INDEX AND LIPPER SMALL-CAP CORE FUNDS INDEX ASSUME DIVIDENDS WERE REINVESTED FOR THE ENTIRE PERIOD.

     FOR ILLUSTRATIVE PURPOSES ONLY; MAY NOT REPRESENT YOUR RETURNS.


COUNTRY DIVERSIFICATION
UMB SCOUT INTERNATIONAL FUND (UMBWX)
as of December 31, 2007


chart omitted


            AUSTRALIA        5.6%             ISRAEL                 1.5%
            AUSTRIA          1.1%             ITALY                  2.5%
            BELGIUM          0.7%             JAPAN                 11.9%
            BRAZIL           5.3%             LUXEMBOURG             0.7%
            CANADA           5.7%             NETHERLANDS            1.9%
            CHILE            1.0%             SINGAPORE              1.4%
            DENMARK          1.4%             SOUTH KOREA            1.1%
            FINLAND          1.3%             SPAIN                  4.7%
            FRANCE           5.1%             SWEDEN                 4.5%
            GERMANY          9.4%             SWITZERLAND           11.3%
            GREECE           1.8%             TAIWAN                 1.4%
            HONG KONG        1.3%             UNITED KINGDOM        12.2%
            HUNGARY          1.3%             UNITED STATES          1.7%
            IRELAND          2.2%

BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2007. SUBJECT TO CHANGE.



(1) Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund's portfolio represented by the securities or sectors mentioned in this letter.

--------------------------------------------------------------------------------
22                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

COMPARATIVE RATES OF RETURN
UMB SCOUT INTERNATIONAL FUND (UMBWX)
AS OF DECEMBER 31, 2007
                                             1 YEAR   3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------------------
UMB SCOUT INTERNATIONAL FUND ...............  17.80%   19.62%   21.87%   11.11%
MSCI EAFE Index-U.S. Dollars (net)(1) ......  11.17%   16.83%   21.59%    8.66%
Lipper International Funds Index(1) ........  14.25%   18.49%   21.82%    9.46%
--------------------------------------------------------------------------------
RETURNS FOR PERIODS GREATER THAN ONE YEAR ARE COMPOUNDED AVERAGE ANNUAL RATES
OF RETURN.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-996-2862. THE RETURNS FOR PERIODS PRIOR TO APRIL 1, 2005 DO NOT REFLECT THE FEES AND EXPENSES IN EFFECT AS OF APRIL 1, 2005. IF THE NEW FEES AND EXPENSES AND THE ADVISOR'S AGREEMENT TO LIMIT TOTAL FUND EXPENSES WERE IN EFFECT FOR THE PERIODS SHOWN, RETURNS WOULD HAVE BEEN LOWER. AS OF JUNE 30, 2007, GROSS EXPENSES FOR THE FUND WERE 0.97%.

A REDEMPTION FEE OF 2% WILL BE IMPOSED ON REDEMPTIONS OR EXCHANGES MADE WITHIN TWO MONTHS OF PURCHASE OF SHARES IN THE UMB SCOUT INTERNATIONAL FUND. PLEASE SEE THE PROSPECTUS FOR MORE INFORMATION ABOUT THE FEE AND WHICH ACCOUNTS IT APPLIES TO.

THE PERFORMANCE SHOWN IN THE ABOVE TABLE AND IN THE GRAPH ON THE PRECEDING PAGE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) UNMANAGED INDEX OF STOCKS, BONDS OR MUTUAL FUNDS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

TOP TEN EQUITY HOLDINGS
UMB SCOUT INTERNATIONAL FUND (UMBWX)
                                                          MARKET        PERCENT
                                                          VALUE        OF TOTAL
                                                         (000'S)
--------------------------------------------------------------------------------
ABB Ltd. ..........................................     $ 91,097           2.5%
Potash Corp. of Saskatchewan ......................       90,004           2.5%
CSL Ltd. ..........................................       74,227           2.0%
Petroleo Brasileiro S.A. ..........................       71,241           1.9%
Imperial Chemical Industries PLC ..................       70,266           1.9%
Mettler Toledo International, Inc. ................       66,653           1.8%
BG Group PLC ......................................       64,281           1.7%
Coca-Cola Hellenic Bottling Co., S.A. .............       64,075           1.7%
Terumo Corp. ......................................       62,144           1.7%
Allianz S.E. ......................................       57,502           1.6%
--------------------------------------------------------------------------------
TOTAL .............................................     $711,490          19.3%
--------------------------------------------------------------------------------
BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2007. SUBJECT TO CHANGE.




HISTORICAL PER-SHARE RECORD
UMB SCOUT INTERNATIONAL FUND (UMBWX)



                                       INCOME &                   CUMULATIVE(2)
                               NET    SHORT-TERM     LONG-TERM      VALUE PER
                              ASSET     GAINS          GAINS       SHARE PLUS
                              VALUE  DISTRIBUTION   DISTRIBUTION   DISTRIBUTIONS
--------------------------------------------------------------------------------

12/31/03 ................. $   20.58    $   0.14        $ --      $   24.03
12/31/04 .................     24.10        0.17          --          27.72
12/31/05 .................     28.26        0.23         0.30         32.41
12/31/06 .................     32.66        0.33         1.30         38.44
12/31/07 .................     37.38        0.65         0.41         44.22
--------------------------------------------------------------------------------

(2)  DOES NOT ASSUME ANY COMPOUNDING OF REINVESTED DISTRIBUTIONS.

     DISTRIBUTIONS TYPICALLY OCCUR IN JUNE AND DECEMBER.

     TABLE SHOWS CALENDAR-YEAR DISTRIBUTIONS AND NET ASSET VALUES; MAY DIFFER FROM FISCAL-YEAR ANNUAL REPORTS.


FUND DIVERSIFICATION
UMB SCOUT INTERNATIONAL FUND (UMBWX)

Financials ...............................................................   15%
Consumer Staples .........................................................   14%
Health Care ..............................................................   14%
Industrials ..............................................................   11%
Materials ................................................................   10%
Energy ...................................................................    9%
Information Technology ...................................................    9%
Consumer Discretionary ...................................................    7%
Telecomm Services ........................................................    5%
Utilities ................................................................    2%
Cash & Cash Equivalents ..................................................    4%
--------------------------------------------------------------------------------
BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2007. SUBJECT TO CHANGE.

--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             23

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

INTERNATIONAL FUND

--------------------------------------------------------------------------------
  NUMBER OF
   SHARES                                                           VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (ADR'S) -- 95.4%
AUSTRALIA -- 5.3%
     385,000   Australia and New Zealand Banking Group Ltd.(1)   $   46,414,060
     746,876   BHP Billiton Ltd.(1) ..........................       52,311,195
   2,325,000   CSL Ltd.(2) ...................................       74,226,886
     516,067   Woodside Petroleum Ltd.(1) ....................       22,833,281
                                                                 --------------
                                                                    195,785,422
                                                                 ==============

AUSTRIA -- 1.1%
   1,103,480   Erste Bank der Oesterreichischen
               Sparkassen A.G.(1) ............................       39,123,663
                                                                 ==============


BELGIUM -- 0.7%
     173,500   Solvay S.A.(2) ................................       24,274,781
                                                                 ==============


BRAZIL -- 5.1%
     802,180   Cia de Bebidas das Americas(1) ................       56,978,845
     640,200   Cia Vale do Rio Doce(1) .......................       20,915,334
     846,930   Empresa Brasileira de Aeronautica S.A.(1) .....       38,611,539
     618,194   Petroleo Brasileiro S.A.*(1) ..................       71,240,677
                                                                 --------------
                                                                    187,746,395
                                                                 ==============

CANADA -- 5.5%
     687,150   Imperial Oil Ltd.(1,2) ........................       37,642,077
     625,200   Potash Corp. of Saskatchewan(2) ...............       90,003,792
     649,900   Royal Bank of Canada(1,2) .....................       33,170,896
     589,800   Toronto-Dominion Bank(2) ......................       41,256,510
                                                                 --------------
                                                                    202,073,275
                                                                 ==============

CHILE -- 1.0%
     199,950   Sociedad Quimica Y Minera de Chile S.A.(1) ....       35,341,163
                                                                 ==============


DENMARK -- 1.3%
   1,040,883   Danske Bank A.S.(1) ...........................       20,383,716
     440,000   Novo-Nordisk A.S.(1) ..........................       28,538,400
                                                                 --------------
                                                                     48,922,116
                                                                 ==============

FINLAND -- 1.2%
   1,676,835   Sampo Oyj(2) ..................................       44,254,961
                                                                 ==============


FRANCE -- 4.9%
     260,000   Dassault Systemes S.A.(2) .....................       15,390,936
     596,232   Groupe Danone(2) ..............................       53,521,410
     339,666   LVMH Moet Hennessy Louis Vuitton S.A.(2) ......       41,057,873
     302,355   Technip S.A.(1) ...............................       23,893,604
     558,852   Total S.A.(1) .................................       46,161,175
                                                                 --------------
                                                                    180,024,998
                                                                 ==============


--------------------------------------------------------------------------------
  NUMBER OF
   SHARES                                                           VALUE
--------------------------------------------------------------------------------
GERMANY -- 8.9%
     789,600   Adidas A.G. ...................................   $   29,397,755
   2,706,000   Allianz S.E.(1) ...............................       57,502,500
     221,800   Bayer A.G.*(2) ................................       20,225,543
     367,300   Bayerische Motoren Werke A.G.(2) ..............       22,992,443
     800,000   Deutsche Post A.G.(2) .........................       27,234,503
     783,200   Fresenius Medical Care A.G. & Co. KGaA(1) .....       41,313,800
     794,100   Henkel KGaA ...................................       44,524,948
     660,890   SAP A.G.(1) ...................................       33,738,435
     339,105   Siemens A.G.(1) ...............................       53,361,562
                                                                 --------------
                                                                    330,291,489
                                                                 ==============

GREECE -- 1.7%
   1,480,650   Coca-Cola Hellenic Bottling Co., S.A.(2) ......       64,074,912
                                                                 ==============


HONG KONG -- 1.2%
   3,738,200   CLP Holdings Ltd. .............................       25,528,915
   5,000,000   Li & Fung Ltd.(2) .............................       20,199,041
                                                                 --------------
                                                                     45,727,956
                                                                 ==============

HUNGARY -- 1.2%
   1,035,900   Magyar Telekom Telecommunications PLC(1) ......       27,896,787
     240,000   MOL Hungarian Oil and Gas Rt.(1) ..............       16,999,800
                                                                 --------------
                                                                     44,896,587
                                                                 ==============

IRELAND -- 2.1%
   2,443,325   Anglo Irish Bank Corp. PLC(1) .................       39,366,364
     978,318   Ryanair Holdings PLC*(1) ......................       38,584,862
                                                                 --------------
                                                                     77,951,226
                                                                 ==============

ISRAEL -- 1.4%
   1,116,111   Teva Pharmaceutical Industries Ltd.(1) ........       51,876,839
                                                                 ==============


ITALY -- 2.4%
   1,347,700   Luxottica Group S.p.A.(1) .....................       42,439,073
   1,128,148   Saipem S.p.A.(2) ..............................       45,049,226
                                                                 --------------
                                                                     87,488,299
                                                                 ==============

JAPAN -- 11.3%
   1,894,580   Asahi Breweries Ltd.(2) .......................       31,957,755
   1,183,200   Canon, Inc.(1) ................................       54,226,056
     462,100   Fanuc Ltd.(2) .................................       44,799,726
     732,900   Ito En Ltd.(2) ................................       13,943,950
     219,870   Ito En Ltd. -- Pfd.(2) ........................        3,143,109
       3,006   Japan Tobacco, Inc.(2) ........................       17,773,717
     482,232   Komatsu Ltd.(1) ...............................       52,490,181
   2,106,400   Nidec Corp.(1) ................................       38,294,352
   1,910,500   NTT DoCoMo, Inc.(1) ...........................       31,332,200


--------------------------------------------------------------------------------
24                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

INTERNATIONAL FUND (CONTINUED)

--------------------------------------------------------------------------------
  NUMBER OF
   SHARES                                                           VALUE
--------------------------------------------------------------------------------

JAPAN -- 11.3% (CONTINUED)
     611,200   Takeda Pharmaceutical Co., Ltd.(2) ............   $   35,706,821
   1,192,039   Terumo Corp.(2) ...............................       62,144,319
     286,059   Yamada Denki Co., Ltd.(2) .....................       32,268,948
                                                                 --------------
                                                                    418,081,134
                                                                 ==============

LUXEMBOURG -- 0.6%
     200,000   Millicom International Cellular S.A.*(1,2) ....       23,588,000
                                                                 ==============


NETHERLANDS -- 1.8%
   2,496,057   Aegon N.V.(2) .................................       43,755,879
     287,900   Akzo Nobel N.V. ...............................       23,062,489
                                                                 --------------
                                                                     66,818,368
                                                                 ==============

SINGAPORE -- 1.3%
   1,720,000   United Overseas Bank Ltd.(1) ..................       47,556,968
                                                                 ==============


SOUTH KOREA -- 1.0%
      50,000   Shinsegae Co., Ltd.(2) ........................       38,529,923
                                                                 ==============


SPAIN -- 4.5%
   1,190,000   Banco Bilbao Vizcaya Argentaria S.A. ..........       28,857,500
     602,260   Iberdrola S.A.(1) .............................       36,630,296
     695,400   Inditex S.A.(2) ...............................       42,076,783
     585,368   Telefonica S.A.(1) ............................       57,126,064
                                                                 --------------
                                                                    164,690,643
                                                                 ==============

SWEDEN -- 4.3%
   1,230,464   Getinge A.B.(2) ...............................       32,896,141
   2,672,880   Sandvik A.B.(2) ...............................       46,007,749
   1,820,010   Svenska Cellulosa A.B.(2) .....................       32,142,838
   2,058,740   Telefonaktiebolaget LM Ericsson(1) ............       48,071,578
                                                                 --------------
                                                                    159,118,306
                                                                 ==============

SWITZERLAND -- 9.4%
   3,163,100   ABB Ltd. ......................................       91,097,280
      39,869   Galenica A.G.(2) ..............................       17,262,745
      20,000   Givaudan S.A.(2) ..............................       19,301,178
     367,700   Nestle S.A. ...................................       42,221,447
     106,600   Nobel Biocare Holding A.G.(2) .................       28,388,469
     359,600   Roche Holding A.G.(1) .........................       31,063,794
      95,543   Swatch Group A.G.(2) ..........................       28,721,422
     353,774   Swiss Reinsurance .............................       25,139,004
     291,568   Synthes, Inc.(2) ..............................       36,250,153
     605,947   UBS A.G.(1,2) .................................       27,873,562
                                                                 --------------
                                                                    347,319,054
                                                                 ==============

TAIWAN -- 1.4%
   2,000,000   Hon Hai Precision Industry Co., Ltd.(2) .......       12,455,873
   3,766,624   Taiwan Semiconductor Manufacturing Co., Ltd.(1)       37,515,575
                                                                 --------------
                                                                     49,971,448
                                                                 ==============



--------------------------------------------------------------------------------
 NUMBER OF SHARES/
 PRINCIPAL AMOUNT                                                     VALUE
--------------------------------------------------------------------------------

UNITED KINGDOM -- 11.8%
     561,600   BG Group PLC(1) ...............................   $   64,280,567
     596,400   British American Tobacco PLC(1) ...............       46,853,184
   1,323,050   Imperial Chemical Industries PLC(1) ...........       70,266,259
     700,000   Reckitt Benckiser Group PLC(2) ................       40,601,115
   2,525,286   Royal Bank of Scotland Group PLC(2) ...........       22,317,416
   7,125,000   Sage Group PLC(2) .............................       32,618,431
     702,700   Shire PLC .....................................       48,451,165
     300,661   Smith & Nephew PLC(1) .........................       17,263,955
   1,946,400   Tesco PLC(1) ..................................       55,473,373
   1,085,006   Vodafone Group PLC ............................       40,492,424
                                                                 --------------
                                                                    438,617,889
                                                                 ==============

UNITED STATES -- 3.0%
     704,200   Aflac, Inc.(2) ................................       44,104,046
     585,700   Mettler-Toledo International, Inc.*(2) ........       66,652,660
                                                                 --------------
                                                                    110,756,706
                                                                 ==============

TOTAL COMMON STOCKS (ADR'S)
(COST $2,320,355,814) -- 95.4% ...............................    3,524,902,521
                                                                 ==============


SHORT-TERM INVESTMENTS -- 4.4%
U.S. GOVERNMENT AGENCIES
               Federal Home Loan Bank
$161,606,000   3.100%, 01/02/08 ..............................      161,592,084
                                                                 ==============


TOTAL SHORT-TERM INVESTMENTS
(COST $161,592,084) -- 4.4% ..................................      161,592,084
                                                                 ==============

COLLATERAL INVESTMENT FOR
SECURITIES ON LOAN -- 14.2%
(COST $525,916,489) ..........................................      525,916,489
                                                                 ==============


TOTAL INVESTMENTS
(COST $3,007,864,387) -- 114.0% ..............................    4,212,411,094

Liabilities less other assets -- (14.0)% .....................     (517,618,172)
                                                                 --------------


TOTAL NET ASSETS -- 100.0%
  (equivalent to $37.38 per share;
  unlimited shares of $1.00 par value
  capital shares authorized;
  98,834,823 shares outstanding) .............................  $ 3,694,792,922
                                                                ===============



ADR - AMERICAN DEPOSITARY RECEIPT
PLC - PUBLIC LIMITED COMPANY
* NON-INCOME PRODUCING SECURITY
(1) SECURITY ON LOAN, SEE ACCOMPANYING NOTES FOR COLLATERAL POOL DETAIL.
(2) NON ADR


SEE ACCOMPANYINGNOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             25
photo omitted


OBJECTIVE:

THE UMB SCOUT INTERNATIONAL DISCOVERY
FUND SEEKS LONG-TERM GROWTH OF CAPITAL
BY INVESTING IN EQUITY SECURITIES OF SMALLER
AND MID-SIZED COMPANIES THAT ARE EITHER
LOCATED OUTSIDE THE UNITED STATES OR WHOSE
PRIMARY BUSINESS IS CARRIED ON
OUTSIDE OF THE UNITED STATES.



INTERNATIONAL DISCOVERY FUND


On December 31, 2007, the UMB Scout Funds expanded its family of mutual funds by launching the UMB Scout International Discovery Fund (UMBDX). This new Fund will provide shareholders with an additional international product to further diversify their portfolios. The investment objective of the Fund is to seek long-term growth of capital. The Advisor will benchmark the Fund against the MSCI EAFE SMID Index.

Over the past few years, many economies around the world have matured and now offer a wide range of investment opportunities. The UMB Scout Funds believe our experience with international investing will provide a solid foundation for this new Fund.

The UMB Scout International Discovery Fund will focus on companies located outside the United States, or whose primary business is carried on outside the United States, with market capitalization between $500 million to $17 billion. Similar to the U.S., a large portion of international companies fall within this capitalization range, providing the Advisor with a vast pool of potential securities for the Fund.

The Advisor will utilize the same investment philosophy, processes and procedures that have benefited the UMB Scout International Fund since 1993. The Fund will invest in politically stable countries with a rule of law and respect for property rights. The Fund's emerging market exposure will focus on the more developed segment such as Taiwan, South Korea and Brazil.

While focusing on companies with a smaller market capitalization, the securities held within the Fund will have similar fundamental characteristics as securities held within the UMB Scout International Fund. The Advisor will seek high-quality companies with solid fundamentals and a potential for growth over the long-term. Due to the lower market capitalization range, the new Fund will most likely rely on regional leaders in place of multi-national leaders. In addition, since many smaller companies do not list their securities on U.S. exchanges, the new Fund may hold fewer American Depositary Receipts (ADR) and instead hold more ordinary shares.

Thank you for your continued support of the UMB Scout Funds.

JAMES MOFFETT, CFA
MICHAEL STACK, CFA
SCOUT INVESTMENT ADVISORS, INC.


YOU SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. FOR A PROSPECTUS WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, CALL 800-996-2862 OR VISIT
WWW.UMBSCOUTFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
26
photo omitted


OBJECTIVE:

THE UMB SCOUT BOND FUND
SEEKS MAXIMUM CURRENT INCOME
CONSISTENT WITH QUALITY AND
MATURITY STANDARDS BY INVESTING
IN A DIVERSIFIED PORTFOLIO OF
FIXED-INCOME OBLIGATIONS.


BOND FUND


As 2007 came to a close, investors in the fixed income marketplace could reflect on an active Federal Reserve (the "Fed") during the second half of the year. The Federal Open Market Committee (the "FOMC") lowered its target for the Fed Funds rate by 100 basis points between September 18th and year-end, closing the year with a target of 4.25%. The Fed also lowered the Discount Rate by 150 basis points, pumping additional liquidity into the markets. With the U.S. economy showing signs of slowing and a credit crunch developing, the market, as measured by the price of Fed Funds futures contracts, closed the year anticipating the Fed would continue its easing cycle for the near term.

The Fed's actions were precipitated by a decline in credit market conditions mainly caused by the U.S. economy straining under the weight of a housing sector full of inventory and leverage.

At year-end, the yield on the 10-Year Treasury Bond had declined by more than 120 basis points from its mid-year high and 70 basis points from its yield at the beginning of the calendar year. Corporate credit spreads widened significantly as the year proceeded as did spreads on government agencies and mortgage-backed securities bonds ("MBS").

The widening of corporate credit spreads helped the Fund's relative performance to the Lipper Short/Intermediate Inv. Grade Debt Fund Index, as the UMB Scout Bond Fund held a lower weighting in corporate bonds than this peer group. Also contributing to the Fund's relative return was the Fund's lack of exposure in the asset-backed sector, a sector that produced negative returns during the second half of 2007.

The UMB Scout Bond Fund adopted a new benchmark index in October 2007, the Lehman Brothers 1-5 Year Gov't./Credit Index. Additionally, the Advisor reduced the Fund's average duration and maturity of the Fund's holdings during the final months of the year. This adjustment was made even though the Fund's MBS holdings increased duration.

The Advisor intends to continue to reduce the Fund's exposure to MBS holdings in order to decrease the Fund's extension risk. The Advisor also will maintain a high-quality bias; however, the Advisor will consider increasing credit exposure once spreads have reached what it believes to be an appropriate risk level.

GREGORY E. JERZYK
SCOUT INVESTMENT ADVISORS, INC.


HYPOTHETICAL GROWTH OF $10,000
UMB SCOUT BOND FUND (UMBBX)
as of December 31, 2007



chart omitted


                              LEHMAN
                UMB SCOUT     BROTHERS            LEHMAN         LIPPER SHORT/
     DATE       BOND FUND     1-5 YEAR           BROTHERS        INTERMEDIATE
                           GOV'T./CREDIT       GOVT./CREDIT     INV. GRADE DEBT
                              INDEX(1)         INT. INDEX(1)    FUNDS INDEX(2)
--------------------------------------------------------------------------------

     12/97        10,000       10,000              10,000             10,000
     12/98        10,714       10,763              10,844             10,701
     12/99        10,734       10,988              10,885             10,828
     12/00        11,729       11,967              11,987             11,777
     12/01        12,676       13,047              13,061             12,699
     12/02        13,929       14,107              14,346             13,609
     12/03        14,230       14,580              14,964             14,132
     12/04        14,573       14,849              15,420             14,506
     12/05        14,712       15,063              15,663             14,701
     12/06        15,236       15,698              16,302             15,300
     12/07        16,107       16,839              17,506             16,125
--------------------------------------------------------------------------------

(1) UNMANAGED INDEX OF STOCKS, BONDS, MUTUAL FUNDS OR COMMODITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

     PERFORMANCE RETURNS FOR THE UMB SCOUT BOND FUND, LEHMAN BROTHERS 1- 5 YEAR GOV'T./CREDIT INDEX, LEHMAN BROTHERS GOV'T./CREDIT INT. INDEX AND LIPPER SHORT/INTERMEDIATE INV. GRADE DEBT FUND INDEX ASSUME DISTRIBUTIONS WERE REINVESTED FOR THE ENTIRE PERIOD.

     EFFECTIVE OCTOBER 31, 2007, THE LEHMAN BROTHERS 1-5 YEAR GOV'T./CREDIT INDEX IS REPLACING THE LEHMAN BROTHERS GOV'T./CREDIT INT. INDEX AS THE FUND'S BENCHMARK. THE ADVISOR BELIEVES THAT THIS INDEX MORE ACCURATELY REFLECTS THE DURATION OF THE FUND.

     FOR ILLUSTRATIVE PURPOSES ONLY; MAY NOT REPRESENT YOUR RETURNS.

--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             27

FUND DIVERSIFICATION
UMB SCOUT BOND FUND (UMBBX)

pie chart omitted


Mortgage Backed ..........................................................   32%
Agency ...................................................................   31%
Corporate Bonds ..........................................................   22%
Treasury .................................................................   11%
Muncipal Bonds ...........................................................    1%
Short-Term ...............................................................    3%
--------------------------------------------------------------------------------
BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2007. SUBJECT TO CHANGE.


COMPARATIVE RATES OF RETURN
UMB SCOUT BOND FUND (UMBBX)
AS OF DECEMBER 31, 2007
                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
UMB SCOUT BOND FUND ....................   5.72%     3.39%     2.95%     4.88%
Lehman Brothers 1-5 Year
Gov't./Credit Index(1) .................   7.27%     4.28%     3.60%     5.35%
Lehman Brothers Gov't./Credit
Int. Index(1) ..........................   7.39%     4.32%     4.06%     5.76%
Lipper Short/Intermediate Inv.
Grade Debt Fund Index(1) ...............   5.39%     3.59%     3.45%     4.89%
--------------------------------------------------------------------------------

RETURNS FOR PERIODS GREATER THAN ONE YEAR ARE COMPOUNDED AVERAGE ANNUAL RATES OF RETURN.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-996-2862. THE RETURNS FOR PERIODS PRIOR TO APRIL 1, 2005 DO NOT REFLECT THE FEES AND EXPENSES IN EFFECT AS OF APRIL 1, 2005. IF THE NEW FEES AND EXPENSES AND THE ADVISOR'S AGREEMENT TO LIMIT TOTAL FUND EXPENSES WERE IN EFFECT FOR THE PERIODS SHOWN, RETURNS WOULD HAVE BEEN LOWER. AS OF JUNE 30, 2007, GROSS EXPENSES FOR THE FUND WERE 0.87%.

THE PERFORMANCE SHOWN IN THE ABOVE TABLE AND IN THE GRAPH ON THE PRECEDING PAGE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) UNMANAGED INDEX OF STOCKS, BONDS OR MUTUAL FUNDS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.


HISTORICAL PER-SHARE RECORD
UMB SCOUT BOND FUND (UMBBX)


                                       INCOME &                   CUMULATIVE(2)
                               NET    SHORT-TERM     LONG-TERM      VALUE PER
                              ASSET     GAINS          GAINS       SHARE PLUS
                              VALUE  DISTRIBUTION   DISTRIBUTION   DISTRIBUTIONS
--------------------------------------------------------------------------------

12/31/03 .................   $ 11.39   $   0.50     $   0.07     $   26.74
12/31/04 .................     11.22       0.41         0.03         27.01
12/31/05 .................     10.91       0.41          --          27.11
12/31/06 .................     10.86       0.43          --          27.49
12/31/07 .................     11.02       0.45          --          28.10
--------------------------------------------------------------------------------
(2)  DOES NOT ASSUME ANY COMPOUNDING OF REINVESTED DISTRIBUTIONS.

     DISTRIBUTIONS TYPICALLY OCCUR IN JUNE AND DECEMBER.

     TABLE SHOWS CALENDAR-YEAR DISTRIBUTIONS AND NET ASSET VALUES; MAY DIFFER FROM FISCAL-YEAR ANNUAL REPORTS.


TAXABLE YIELD CURVES
UMB SCOUT BOND FUND (UMBBX)
as of December 31, 2007


Years to
Maturity                Treasuries           Agencies        AA Industrials
--------------------------------------------------------------------------------
3MO                       3.2449              4.5768            4.7576
6MO                       3.3980              4.3549            4.6957
1YR                       3.2858              3.9836            4.3965
2YR                       3.0587              3.5736            4.0376
3YR                       3.0187              3.6917            4.0884
4YR                       3.2915              3.8713            4.3322
5YR                       3.4429              3.9865            4.5206
7YR                       3.7267              4.2492            4.7990
8YR                                           4.3565            5.0189
9YR                                           4.4905            5.0829
10YR                      4.0331              4.5705            5.1315
15YR                                          4.8068            5.3244
20YR                      4.4995              4.9540            5.4758
25YR                                          4.9069            5.5274
30YR                      4.4582              4.9207            5.5586

Source: Bloomberg, L.P.

--------------------------------------------------------------------------------
28                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS -- 21.5%
                   Anheuser-Busch Co., Inc.
$   750,000          5.750%, 04/01/10 ........................       $   781,586

                   AT&T, Inc.
  2,000,000          6.250%, 03/15/11 ........................         2,083,394

                   Berkshire Hathaway, Inc.
    575,000          3.375%, 10/15/08 ........................           570,022
  1,000,000          4.200%, 12/15/10 ........................         1,005,866
                   Computer Sciences Corp.
  1,500,000          3.500%, 04/15/08 ........................         1,491,078
                   General Electric Corp.
  1,500,000          6.875%, 11/15/10 ........................         1,599,081
                   IBM Corp.
    500,000          7.500%, 06/15/13 ........................           561,712
                   Lincoln National Corp.
  1,000,000          4.750%, 02/15/14 ........................           986,752
                   M&I Bank
    727,273          2.900%, 08/18/09 ........................           712,911
                   Matson Navigation Co.
    210,000          5.337%, 09/04/28 ........................           222,273
                   Merrill Lynch & Co.
  1,566,000          6.000%, 02/17/09 ........................         1,579,209
                   Morgan Stanley
  1,000,000          3.875%, 01/15/09 ........................           989,960
                   Northern Trust Co.
    465,000          7.100%, 08/01/09 ........................           483,660
                   Verizon Global Funding Corp.
     75,000          4.000%, 01/15/08 ........................            74,971
                   Verizon Virginia, Inc.
  3,000,000          4.625%, 03/15/13 ........................         2,901,035
                   Wal-Mart Stores, Inc.
  2,000,000          5.000%, 04/05/12 ........................         2,045,164
                                                                     -----------


TOTAL CORPORATE BONDS
(COST $17,930,360) -- 21.5% .................................         18,088,674
                                                                     ===========

GOVERNMENT-SPONSORED ENTERPRISES -- 31.5%
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
        863        6.250%, 05/15/08 .........................                867
     10,321        6.000%, 08/15/08 .........................             10,380
      5,047        9.500%, 10/15/08 .........................              5,252
      1,128        6.000%, 10/20/08 .........................              1,131
        328        6.000%, 11/20/08 .........................                329
      1,345        6.500%, 02/20/09 .........................              1,362
      2,845        7.500%, 03/20/09 .........................              2,893
      6,342        6.000%, 05/15/09 .........................              6,419
      1,524        7.000%, 05/15/09 .........................              1,529

--------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$    17,482        6.500%, 10/15/11 .........................        $    17,986
     16,257        6.000%, 02/20/13 .........................             16,617
      2,730        6.000%, 03/15/13 .........................              2,799
      8,202        6.000%, 06/15/13 .........................              8,408
      6,154        6.000%, 01/20/16 .........................              6,286
    135,155        5.500%, 04/20/16 .........................            136,773
    231,613        6.000%, 05/15/16 .........................            237,262
     65,726        6.000%, 07/20/16 .........................             67,134
     18,943        7.000%, 07/20/16 .........................             19,693
     95,215        6.000%, 08/15/16 .........................             97,537
     97,413        6.000%, 08/15/16 .........................             99,789
     70,959        6.000%, 08/15/16 .........................             72,690
    300,481        5.500%, 09/20/16 .........................            304,078
    105,130        7.000%, 09/20/16 .........................            109,291
    608,010        5.500%, 11/15/16 .........................            617,106
      5,347        5.500%, 12/20/16 .........................              5,411
    439,677        5.500%, 01/15/17 .........................            446,274
    159,372        6.000%, 02/15/17 .........................            163,289
     13,775        6.000%, 02/15/17 .........................             14,112
    367,638        5.500%, 05/20/17 .........................            372,064
    163,475        5.500%, 06/20/17 .........................            164,623
    427,629        5.500%, 08/15/17 .........................            434,045
    308,550        5.500%, 08/15/17 .........................            313,179
    101,123        5.500%, 08/20/17 .........................            102,341
    112,723        5.500%, 09/20/17 .........................            114,080
    456,853        5.500%, 10/15/17 .........................            463,708
    303,260        6.000%, 10/17/17 .........................            309,813
    330,707        5.500%, 10/20/17 .........................            334,689
    332,696        5.000%, 11/15/17 .........................            333,607
     14,668        5.500%, 11/15/17 .........................             14,888
    421,622        5.500%, 11/15/17 .........................            427,948
    325,238        5.000%, 11/20/17 .........................            325,186
    366,830        5.000%, 02/15/18 .........................            367,916
     19,156        5.000%, 03/15/18 .........................             19,213
  1,477,464        5.000%, 04/16/18 .........................          1,492,260
  1,097,643        5.000%, 04/20/18 .........................          1,097,713
    170,086        5.000%, 05/15/18 .........................            170,589
    364,049        5.500%, 07/20/18 .........................            368,421
     11,818        4.500%, 08/15/18 .........................             11,636
    689,486        5.000%, 08/15/18 .........................            691,527
    344,046        5.000%, 08/20/18 .........................            344,068
    157,166        5.500%, 08/20/18 .........................            159,053
    273,977        5.000%, 10/15/18 .........................            274,787
     97,408        5.500%, 10/15/18 .........................             98,866
    279,049        5.500%, 10/20/18 .........................            282,400


                                                         CONTINUED ON NEXT PAGE.

--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             29

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE (CONTINUED)
$    11,030        5.000%, 11/15/18 .........................        $    11,063
    521,590        5.500%, 06/20/19 .........................            527,695
    457,527        5.000%, 08/20/19 .........................            457,539
    146,794        5.500%, 08/20/19 .........................            148,512
     13,862        5.000%, 09/15/19 .........................             13,903
    274,913        5.500%, 10/20/19 .........................            278,131
    495,773        5.000%, 11/15/19 .........................            497,230
    473,073        5.000%, 11/20/19 .........................            473,086
    634,836        5.500%, 11/20/19 .........................            642,266
    127,349        5.000%, 12/15/19 .........................            127,723
    487,914        5.000%, 01/20/20 .........................            487,831
    400,000        4.490%, 08/16/25 .........................            398,402
  1,000,000        Variable Rate, 07/16/28 ..................            997,929
    153,947        7.000%, 11/15/28 .........................            163,453
  1,500,000        4.860%, 02/16/30 .........................          1,510,482
  3,500,000        Variable Rate, 11/16/35(1) ...............          3,498,268
  2,700,000        Variable Rate, 07/16/36(1) ...............          2,714,232
  1,000,000        Variable Rate, 12/16/36 ..................            989,730
  1,000,000        Variable Rate, 12/16/46 ..................            998,675
                                                                     -----------


TOTAL GOVERNMENT-SPONSORED ENTERPRISES
(COST $26,585,313) -- 31.5% .................................         26,497,467
                                                                     ===========

MUNICIPAL BONDS -- 1.0%
                 Kansas State Development Financial Authority
    150,000        4.369%, 10/01/10 .........................            149,991
    675,000        4.500%, 10/01/11 .........................            675,189
                                                                     -----------


TOTAL MUNICIPAL BONDS
(COST $825,000) -- 1.0% .....................................          825,180
                                                                     ===========

U.S. GOVERNMENT AGENCIES -- 31.2%
FEDERAL FARM CREDIT BANK -- 3.5%
  2,875,000        4.700%, 10/20/10(1) ......................          2,959,068
                                                                     ===========

FEDERAL HOME LOAN BANK -- 2.1%
  1,750,000        4.500%, 11/15/12 .........................          1,793,638
                                                                     ===========



--------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 7.9%
$ 4,000,000      5.000%, 01/16/09(1) ........................        $ 4,044,376
  1,250,000      4.375%, 07/30/09 ...........................          1,264,978
    759,433      5.500%, 12/15/18 ...........................            767,846
    547,000      6.000%, 10/01/25 ...........................            557,206
                                                                     -----------


TOTAL FEDERAL HOME LOAN MORTGAGE CORP. ......................          6,634,406
                                                                     ===========

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 13.5%
     15,000      3.250%, 08/15/08 ...........................             14,904
  7,000,000      5.250%, 01/15/09(1) ........................          7,090,636
  1,300,000      5.375%, 11/15/11(1) ........................          1,375,145
  2,750,000      4.750%, 02/21/13(1) ........................          2,850,020
                                                                     -----------


TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION .................         11,330,705
                                                                     ===========


SMALL BUSINESS ADMINISTRATION -- 4.2%
     89,296      6.600%, 07/01/09 ...........................             89,876
        748      9.100%, 10/01/09 ...........................                764
      4,620      8.800%, 01/01/10 ...........................              4,656
      1,951      9.450%, 02/01/10 ...........................              1,973
    101,687      8.017%, 02/10/10 ...........................            105,983
     21,204      7.460%, 03/01/10 ...........................             21,516
    175,471      6.640%, 02/01/11 ...........................            181,143
      6,437      8.625%, 02/01/11 ...........................              6,508
    183,319      5.750%, 05/01/11 ...........................            185,522
    544,831      6.090%, 07/01/11 ...........................            552,390
      1,814      8.850%, 08/01/11 ...........................              1,835
    314,840      5.550%, 09/01/11 ...........................            318,307
    306,646      5.886%, 09/01/11 ...........................            312,778
      8,429      8.600%, 09/01/11 ...........................              8,542
      9,602      8.250%, 11/01/11 ...........................              9,761
     37,221      7.600%, 01/01/12 ...........................             37,606
     72,294      7.400%, 08/01/12 ...........................             73,306
     53,447      7.050%, 09/01/12 ...........................             54,201
     33,756      7.550%, 11/01/12 ...........................             34,392
    125,392      8.150%, 02/01/15 ...........................            130,227
  1,329,092      6.340%, 08/01/21 ...........................          1,391,913
                                                                     -----------


TOTAL SMALL BUSINESS ADMINISTRATION .........................          3,523,199
                                                                     ===========

TOTAL U.S. GOVERNMENT AGENCIES
(COST $25,771,077) -- 31.2% .................................         26,241,016
                                                                     ===========

--------------------------------------------------------------------------------
30                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES -- 10.8%
                 U.S. Treasury Note
$ 4,000,000      4.625%, 11/30/08(1) ........................        $ 4,050,316
  1,000,000      3.250%, 01/15/09 ...........................          1,002,032
  2,000,000      4.500%, 03/31/09(1) ........................          2,034,064
  2,000,000      3.625%, 10/31/09(1) ........................          2,020,314
                                                                     -----------


TOTAL U.S. GOVERNMENT SECURITIES
(COST $9,044,247) -- 10.8% ..................................          9,106,726
                                                                     ===========

SHORT-TERM INVESTMENTS -- 3.0%
COMMERCIAL PAPER -- 1.7%
    575,000      Bank of Scotland
                   4.954%, 01/22/08 .........................            573,333
    398,000      Emerson Electric Corp.
                   3.871%, 01/08/08 .........................            397,687
    411,000      Walt Disney Co.
                   4.058%, 01/11/08 .........................            410,524
                                                                     -----------

TOTAL COMMERCIAL PAPER ......................................          1,381,544
                                                                     ===========


U.S. GOVERNMENT AGENCIES -- 1.3%
  1,112,000      Federal Home Loan Bank
                   3.100%, 01/02/08 .........................          1,111,904
                                                                     ===========


TOTAL SHORT-TERM INVESTMENTS
(COST $2,493,448) -- 3.0% ...................................          2,493,448
                                                                     ===========


--------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
COLLATERAL INVESTMENT FOR
SECURITIES ON LOAN -- 38.4%
(COST $32,146,812) ..........................................     $  32,146,812
                                                                  =============

TOTAL INVESTMENTS
(COST $114,796,257) -- 137.4% ...............................       115,399,323

Liabilities less other assets --  (37.4)% ...................       (31,394,101)
                                                                  -------------

TOTAL NET ASSETS -- 100.0%
  (equivalent to $11.02 per share;
  unlimited shares of $1.00 par value
  capital shares authorized;
  7,624,429 shares outstanding) .............................     $  84,005,222
                                                                  =============


(1) SECURITY ON LOAN, SEE ACCOMPANYING NOTES FOR COLLATERAL POOL DETAIL.





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             31
photo omitted


OBJECTIVE:

THE UMB SCOUT MONEY MARKET FUND -
FEDERAL PORTFOLIO AND UMB SCOUT MONEY
MARKET FUND - PRIME PORTFOLIO EACH SEEK
MAXIMUM INCOME CONSISTENT WITH SAFETY
OF PRINCIPAL AND LIQUIDITY BY INVESTING IN
HIGH-QUALITY, SHORT-TERM DEBT OBLIGATIONS.


FUND DIVERSIFICATION
UMB SCOUT MONEY MARKET FUND
-FEDERAL PORTFOLIO (UMFXX)

pie chart omitted


Government & Agencies ..................................................    100%

--------------------------------------------------------------------------------
BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2007. SUBJECT TO CHANGE.


FUND DIVERSIFICATION
UMB SCOUT MONEY MARKET FUND -
PRIME PORTFOLIO (UMPXX)


pie chart omitted


Commercial Paper .........................................................   33%

Government & Agencies ....................................................   32%

Municipal Bonds ..........................................................   20%

Corporate Bonds ..........................................................   15%
--------------------------------------------------------------------------------
BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2007. SUBJECT TO CHANGE.


MONEY MARKET FUND

The UMB Scout Money Market Fund - Federal Portfolio provided a return of 4.63%, 2.63% and 3.35% for the one-, five- and ten-year periods ended December 31, 2007. The 7-day yield was 3.76% and the effective yield was 3.83% as of December 31, 2007. The UMB Scout Money Market Fund - Prime Portfolio provided a return of 4.77%, 2.69% and 3.42% for the one-, five- and ten-year periods ended December 31, 2007. The 7-day yield was 4.07% and the effective yield was 4.16% as of December 31, 2007. The Lipper Money Market Fund Index provided a return of 4.77%, 2.65% and 3.41% for the one-, five- and ten-year periods ended December 31, 2007. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED HERE. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END AND 7-DAY YIELD, PLEASE CALL 800-996-2862 OR VISIT WWW.UMBSCOUTFUNDS.COM. THE PERFORMANCE DATA REFLECTS THE PERFORMANCE OF THE INVESTOR CLASS SHARES. PERFORMANCE OF THE SERVICE CLASS SHARES OF THE FUNDS WILL BE LOWER BASED ON DIFFERENCES IN EXPENSES PAID BY SHAREHOLDERS IN THE DIFFERENT CLASSES.

During 2007, short-term interest rates remained relatively stable for the first seven months of the year. This was a continuation of a period of stable rates which existed since June 2006 and which followed a two-year period in which the Federal Open Market Committee (the "FOMC") increased its target for the Federal Funds rate from 1% to 5 (1)/4%. However, in August 2007, investors' concerns over "subprime" mortgage loans and the housing market prompted the Federal Reserve to lower the Discount Rate by a half a point. In September, the Federal Reserve and the FOMC lowered both the Discount Rate and the target for the Federal Funds rate by a half point each. This was followed by further rate cuts in October and December as concerns related to the housing market and the economy began to increase. By year-end, the Federal Funds target rate and the Discount Rate were 1% and 1(1)/2% lower, respectively, than at the beginning of the year.

During these times of increased uncertainty and volatility in the financial markets, some investors may find money market funds to be an attractive, temporary alternative to equity and fixed income funds.

The Advisor selects only high-quality, short-term obligations in pursuing the Funds' objectives of achieving maximum income consistent with safety of principal and liquidity. It is the intention of the Advisor to continue to emphasize safety of principal as it considers securities for any UMB Scout Money Market Fund.

Thank you for your continued support of the UMB Scout Funds.

JEANNE K. GIROUX
GREGORY E. JERZYK
SCOUT INVESTMENT ADVISORS, INC.

AN INVESTMENT IN A FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

--------------------------------------------------------------------------------
32                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

MONEY MARKET FUND - FEDERAL PORTFOLIO

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES -- 99.5%
FEDERAL FARM CREDIT BANK -- 4.9%
$  7,000,000    3.930%, 01/03/08 ...............................    $  6,998,472
   1,191,000    4.180%, 01/08/08 ...............................       1,190,030
   5,000,000    3.375%, 06/12/08 ...............................       4,978,602
   1,200,000    4.490%, 12/04/08, callable .....................       1,200,000
                                                                    ------------

TOTAL FEDERAL FARM CREDIT BANK .................................      14,367,104
                                                                    ============

FEDERAL HOME LOAN BANK -- 67.2%
   5,000,000    3.100%, 01/02/08 ...............................       4,999,563
   3,000,000    4.240%, 01/03/08 ...............................       2,999,293
   6,220,000    4.300%, 01/04/08 ...............................       6,217,791
   1,525,000    4.240%, 01/07/08 ...............................       1,523,922
   5,000,000    4.300%, 01/08/08 ...............................       4,995,820
  17,500,000    4.180%, 01/09/08 ...............................      17,483,845
   1,435,000    5.010%, 01/10/08 ...............................       1,435,182
   2,500,000    4.250%, 01/14/08 ...............................       2,496,163
   6,495,000    4.230%, 01/15/08 ...............................       6,484,160
   7,406,000    4.240%, 01/16/08 ...............................       7,392,775
   1,700,000    3.300%, 01/17/08, callable .....................       1,698,551
  10,000,000    4.240%, 01/18/08 ...............................       9,979,978
   5,778,000    4.350%, 01/22/08 ...............................       5,763,502
   4,460,000    5.000%, 01/23/08 ...............................       4,460,000
   5,000,000    5.125%, 01/23/08 ...............................       5,001,894
   3,500,000    5.250%, 01/23/08 ...............................       3,500,044
  10,000,000    Variable Rate, 01/24/08 ........................      10,000,000
     500,000    4.500%, 01/25/08, callable .....................         499,745
  10,510,000    5.260%, 01/25/08 ...............................      10,515,066
   3,890,000    4.430%, 01/29/08, callable .....................       3,888,823
  10,000,000    5.250%, 01/30/08 ...............................      10,000,000
   3,725,000    4.000%, 02/04/08, callable .....................       3,723,240
  10,000,000    Variable Rate, 02/07/08 ........................       9,999,856
   4,000,000    4.270%, 02/11/08 ...............................       3,980,548
   5,000,000    5.200%, 02/13/08 ...............................       5,000,000
   3,000,000    3.950%, 02/15/08, callable .....................       2,998,114
     550,000    5.625%, 02/15/08 ...............................         550,709
   2,000,000    3.900%, 02/25/08, callable .....................       1,998,370
  15,000,000    Variable Rate, 02/28/08 ........................      14,999,999
   5,000,000    4.170%, 02/29/08 ...............................       4,965,829
   3,000,000    4.875%, 03/05/08 ...............................       3,002,428
   3,000,000    4.250%, 03/24/08, callable .....................       2,999,412
   1,000,000    4.500%, 04/11/08, callable .....................         999,532
     800,000    3.250%, 04/14/08, callable .....................         795,543
   5,000,000    4.375%, 04/21/08 ...............................       5,001,886
   5,000,000    3.875%, 05/13/08, callable .....................       4,985,328
   1,000,000    3.050%, 06/12/08, callable .....................         992,631
   1,000,000    3.875%, 08/22/08 ...............................         995,684
   2,000,000    4.600%, 10/29/08, callable .....................       2,000,000
   5,000,000    4.500%, 11/28/08, callable .....................       5,000,000
                                                                    ------------

TOTAL FEDERAL HOME LOAN BANK ...................................     196,325,226
                                                                    ============




--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 6.4%
$  9,602,000    4.300%, 01/02/08 ...............................    $  9,600,853
   3,000,000    4.250%, 01/10/08 ...............................       2,996,813
   5,000,000    4.625%, 02/21/08 ...............................       5,000,845
   1,000,000    3.000%, 06/30/08, callable .....................         981,640
                                                                    ------------

TOTAL FEDERAL HOME LOAN MORTGAGE CORP. .........................      18,580,151
                                                                    ============

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 15.9%
   7,500,000    5.250%, 01/02/08 ...............................       7,500,000
   2,275,000    4.280%, 01/03/08 ...............................       2,274,459
     505,000    4.300%, 01/04/08 ...............................         504,819
   5,000,000    4.240%, 01/07/08 ...............................       4,996,450
   1,000,000    3.000%, 01/08/08, callable .....................         999,672
   2,200,000    4.290%, 01/10/08 ...............................       2,197,641
  11,128,000    4.300%, 01/11/08 ...............................      11,114,708
   5,000,000    4.300%, 01/29/08 ...............................       4,983,278
   5,000,000    4.200%, 02/22/08 ...............................       4,969,378
   6,500,000    4.300%, 05/05/08, callable .....................       6,492,567
     500,000    2.875%, 05/19/08, callable .....................         491,520
                                                                    ------------

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION ....................      46,524,492
                                                                    ============

TREASURY BILL -- 5.1%
   5,000,000    3.375%, 02/15/08 ...............................       5,003,546
   5,000,000    2.920%, 03/13/08 ...............................       4,970,800
   5,000,000    2.970%, 04/24/08 ...............................       4,952,975
                                                                    ------------

TOTAL TREASURY BILL ............................................      14,927,321
                                                                    ============


TOTAL U.S. GOVERNMENT AGENCIES
(COST $290,724,294) -- 99.5% ...................................     290,724,294
                                                                    ============


TOTAL INVESTMENTS
(COST $290,724,294) -- 99.5% ...................................     290,724,294

Other assets less liabilities -- 0.5% ..........................       1,371,331
                                                                    ------------

TOTAL NET ASSETS -- 100.0%
  (equivalent to $1.00 per share;
  unlimited shares of $0.01 par value
  capital shares authorized;
  292,152,821 shares outstanding) ..............................    $292,095,625
                                                                    ============




VALUATION OF SECURITIES IS ON THE BASIS OF AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS            CONTINUED ON NEXT PAGE

--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             33

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

MONEY MARKET FUND - PRIME PORTFOLIO

--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

SHORT-TERM CORPORATE
NOTES -- 46.7%
                Alaska Housing Finance Authority
$ 18,499,000      4.650%, 01/03/08 .............................    $ 18,494,221
                American Express Credit Corp.
  10,000,000      4.260%, 01/03/08 .............................       9,997,633
   1,500,000      4.300%, 01/09/08 .............................       1,499,463
   5,000,000      4.000%, 01/16/08 .............................       4,991,667
   2,810,000      3.000%, 05/16/08 .............................       2,785,853
                American Honda Finance Corp.
   1,900,000      4.300%, 01/08/08 .............................       1,898,411
   5,000,000    Variable Rate, 02/20/08(3) .....................     5,000,000
   1,000,000      4.250%, 03/11/08(3) ..........................         998,463
                American International Group, Inc.
     500,000      2.875%, 05/15/08, callable ...................         495,244
                Archer Daniels Midland Co.
  10,000,000      4.280%, 01/14/08 .............................       9,984,581
   5,000,000      4.270%, 02/19/08 .............................       4,970,940
                Bank of Nova Scotia
  15,000,000      Variable Rate, 04/02/08 ......................      14,998,867
                Berkshire Hathaway Finance Corp.
   1,000,000      Variable Rate, 01/11/08 ......................       1,000,030
                Bristol-Meyers Squibb Co.
  11,534,000      4.000%, 08/15/08, callable ...................      11,460,250
                Credit Suisse USA, Inc.
   4,325,000      4.625%, 01/15/08, callable ...................       4,323,942
   5,000,000      Variable Rate, 06/03/08 ......................       5,003,610
                Danaher Corp.
  10,000,000      3.750%, 01/02/08 .............................       9,998,958
                Ecolab, Inc.
   8,054,000      4.320%, 01/02/08 .............................       8,053,028
                Emerson Electric Co.
  10,000,000      4.200%, 01/02/08 .............................       9,998,833
     315,000      4.270%, 01/04/08 .............................         314,888
                Florida Power & Light Co.
  15,099,000      4.350%, 01/04/08 .............................      15,093,527
   1,336,000      4.300%, 01/08/08 .............................       1,334,883
                General Electric Capital Corp.
  10,000,000      4.230%, 01/16/08 .............................       9,982,375
     400,000      4.300%, 01/17/08 .............................         399,236
  10,000,000      4.250%, 01/25/08 .............................       9,971,667
                Goldman Sachs Group, Inc.
   6,690,000      4.125%, 01/15/08 .............................       6,686,726
  10,000,000      Variable Rate, 02/26/08 ......................      10,007,797
                HSBC Finance Corp.
  20,000,000      4.500%, 01/17/08 .............................      19,959,999
                International Business Machines Corp.
   4,450,000      3.800%, 02/01/08 .............................       4,445,129
  15,000,000      Variable Rate, 09/08/08,
                  callable(3) ..................................      14,997,401
                International Lease Finance Corp.
  10,000,000      4.400%, 01/08/08 .............................       9,991,444
   2,500,000      3.300%, 01/23/08 .............................       2,496,934
                John Deere Bank S.A.
     539,000      4.370%, 02/05/08 .............................         536,720




--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

SHORT-TERM CORPORATE NOTES (CONTINUED)
                Medtronic, Inc.
$  8,000,000      4.450%, 01/09/08 .............................    $  7,992,089
                Morgan Stanley
  10,000,000      Variable Rate, 01/11/08 ......................      10,000,432
                National Australia Funding
   1,100,000      4.340%, 01/11/08 .............................       1,098,674
                Northwestern University
  17,000,000      4.650%, 01/11/08 .............................      16,977,567
                Procter & Gamble
  10,000,000      4.230%, 01/22/08 .............................       9,975,325
                Stanley Works
   8,000,000      4.450%, 01/08/08 .............................       7,993,078
   4,809,000      4.500%, 01/30/08 .............................       4,791,568
                Suntrust Bank
  15,000,000      Variable Rate, 01/28/08 ......................      15,000,466
                Sysco Corp.
   5,000,000      4.190%, 03/17/08 .............................       4,955,772
                Toyota Motor Credit Corp.
   5,000,000      2.875%, 08/01/08 .............................       4,934,048
                Wells Fargo & Co.
   7,000,000      4.250%, 01/07/08 .............................       6,995,042
  10,000,000      4.250%, 01/14/08 .............................       9,984,653
                Westpack Banking
   3,400,000      4.900%, 02/01/08 .............................       3,385,654
                                                                    ------------

TOTAL SHORT-TERM CORPORATE NOTES
(COST $336,257,088) -- 46.7% ...................................     336,257,088

MUNICIPAL BONDS -- 20.8%
                Austin, Texas Combined Utility System
  20,229,000      4.650%, 01/10/08 .............................      20,205,484
                Brown University
  24,000,000      4.600%, 01/09/08 .............................      23,975,467
                Colorado Springs, Colorado Utility Revenue Bonds
  20,000,000      Variable Rate, 11/01/27,
                  callable .....................................      20,000,000
                Groton City, Connecticut
   4,500,000      5.000%, 10/09/08 .............................       4,500,974
                Iowa Finance Authority Single Family Mortgage
   3,300,000      Variable Rate, 07/01/37,
                  callable .....................................       3,300,000
                Leland Stanford Jr. University
  20,000,000      4.600%, 01/23/08 .............................      19,943,778
                Oakland County, Michigan Taxable-Limited Tax Notes
   8,200,000      5.250%, 04/01/08 .............................       8,200,916
                Saginaw County, Michigan
                  Variable-Taxable-Limited
                  Tax Notes
   2,790,000      Variable Rate, 03/01/10,
                  callable .....................................       2,790,000

--------------------------------------------------------------------------------
34                                             UMB SCOUT FUNDS SEMIANNUAL REPORT




SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

MONEY MARKET FUND - PRIME PORTFOLIO (CONTINUED)

--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
                South Carolina Public Service
$ 20,000,000      4.600%, 01/24/08 .............................    $ 19,941,222
                St. Joseph County, Indiana
  20,077,000      4.600%, 01/04/08 .............................      20,069,304
                University of Michigan
   5,175,000      5.130%, 01/07/08 .............................       5,175,000
                Vanderbilt University
   1,609,000      4.750%, 01/10/08 .............................       1,607,089
                                                                    ------------

TOTAL MUNICIPAL BONDS
(COST $149,709,234) -- 20.8% ...................................     149,709,234
                                                                    ============

U.S. GOVERNMENT AGENCIES -- 32.5%
FEDERAL FARM CREDIT BANK -- 3.3%
   1,123,000    3.500%, 01/07/08 ...............................       1,122,345
   8,583,000    4.310%, 02/05/08 ...............................       8,547,035
  10,000,000    3.375%, 06/12/08 ...............................       9,957,205
   3,800,000    4.490%, 12/04/08, callable .....................       3,800,000
                                                                    ------------

TOTAL FEDERAL FARM CREDIT BANK .................................      23,426,585
                                                                    ============


FEDERAL HOME LOAN BANK -- 24.0%
  22,714,000    3.100%, 01/02/08 ...............................      22,711,635
  10,000,000    4.240%, 01/07/08 ...............................       9,994,167
   2,634,000    4.230%, 01/15/08 ...............................       2,629,585
  15,000,000    4.240%, 01/18/08 ...............................      14,969,967
   5,000,000    5.000%, 01/23/08 ...............................       5,000,000
   5,000,000    5.125%, 01/23/08 ...............................       5,001,894
  12,055,000    5.250%, 01/23/08 ...............................      12,055,151
  10,000,000    Variable Rate, 01/24/08 ........................      10,000,000
   5,000,000    4.270%, 01/25/08 ...............................       4,985,767
   1,000,000    4.260%, 01/28/08 ...............................         996,805
   5,000,000    4.080%, 01/30/08 ...............................       4,984,662
   1,300,000    4.300%, 02/01/08 ...............................       1,295,186
   5,000,000    Variable Rate, 02/28/08 ........................       5,000,000
  10,000,000    4.875%, 03/05/08 ...............................      10,008,093
  13,000,000    Variable Rate, 03/14/08 ........................      13,000,000
  10,000,000    4.375%, 04/21/08 ...............................      10,003,772
     712,000    4.130%, 04/30/08 ...............................         702,198
   9,000,000    3.650%, 08/14/08, callable .....................       8,940,979
   1,250,000    5.500%, 08/15/08 ...............................       1,258,351
   1,250,000    4.250%, 09/12/08 ...............................       1,248,785
   8,000,000    4.600%, 10/29/08, callable .....................       8,000,000
  10,000,000    4.500%, 11/28/08, callable .....................      10,000,000
  10,000,000    Variable Rate, 12/01/08 ........................      10,000,000
                                                                    ------------

TOTAL FEDERAL HOME LOAN BANK ...................................     172,786,997
                                                                    ============



--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.5%
$  5,000,000    4.310%, 01/03/08 ...............................    $  4,998,803
  13,200,000    4.625%, 02/21/08 ...............................      13,202,230
                                                                    ------------

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION ...................      18,201,033
                                                                    ============

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.3%
   4,535,000    5.250%, 01/02/08 ...............................       4,535,000
   5,000,000    4.240%, 02/22/08 ...............................       4,969,378
                                                                    ------------

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION ....................       9,504,378
                                                                    ============

TREASURY BILLS -- 1.4%
   5,000,000    3.375%, 02/15/08 ...............................       5,003,546
   5,000,000    3.990%, 04/24/08 ...............................       4,953,054
                                                                    ------------

TOTAL TREASURY BILLS
(COST $9,956,601) ..............................................       9,956,600
                                                                    ============

TOTAL U.S. GOVERNMENT AGENCIES
(COST $233,875,593) -- 32.5% ...................................     233,875,593
                                                                    ============


TOTAL INVESTMENTS
(COST $719,841,915) -- 100.0% ..................................     719,841,915

Other assets less liabilities -- 0.0% ..........................         154,717
                                                                    ------------

TOTAL NET ASSETS -- 100.0%
  (equivalent to $1.00 per share;
  unlimited shares of $0.01 par value
  capital shares authorized;
  720,128,735 shares outstanding) ..............................    $719,996,632
                                                                    ============


VALUATION OF SECURITIES IS ON THE BASIS OF AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE.


(3) 144A RESTRICTED SECURITY



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             35
photo omitted



OBJECTIVE:

THE UMB SCOUT TAX-FREE MONEY MARKET
FUND SEEKS THE HIGHEST LEVEL OF INCOME
EXEMPT FROM FEDERAL INCOME TAX CONSISTENT
WITH QUALITY AND MATURITY STANDARDS.



FUND DIVERSIFICATION
UMB SCOUT TAX-FREE MONEY MARKET FUND (UMTXX)

pie chart omitted


Demand Notes .............................................................   85%

Commercial Paper .........................................................   15%
--------------------------------------------------------------------------------
BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2007. SUBJECT TO CHANGE.




TAX-FREE MONEY MARKET FUND

The UMB Scout Tax-Free Money Market Fund provided a return of 3.14%, 1.80% and 2.12% for the one-, five- and ten-year periods ended December 31, 2007. The 7-day yield was 2.82% and the effective yield was 2.85% as of December 31, 2007. The Lipper Tax-Exempt Money Market Index posted an average of 3.15%, 1.84% and 2.20% for the one-, five- and ten-year periods ended December 31, 2007. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED HERE. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END AND 7-DAY YIELD, PLEASE CALL 800-996-2862 OR VISIT WWW.UMBSCOUTFUNDS.COM. THE PERFORMANCE DATA REFLECTS THE PERFORMANCE OF THE INVESTOR CLASS SHARES. PERFORMANCE OF THE SERVICE CLASS SHARES OF THE FUND WILL BE LOWER BASED ON DIFFERENCES IN EXPENSES PAID BY SHAREHOLDERS IN THE DIFFERENT CLASSES.

During 2007, short-term interest rates remained relatively stable for the first seven months of the year. This was a continuation of a period of stable rates which existed since June 2006 and which followed a two-year period in which the Federal Open Market Committee (the "FOMC") increased its target for the Federal Funds rate from 1% to 5 (1)/4%. However, in August 2007, investors' concerns over "subprime" mortgage loans and the housing market prompted the Federal Reserve to lower the Discount Rate by a half a point. In September, the Federal Reserve and the FOMC lowered both the Discount Rate and the target for the Federal Funds rate by a half point each. This was followed by further rate cuts in October and December as concerns related to the housing market and the economy began to increase. By year-end, the Federal Funds target rate and Discount Rate were 1% and 1(1)/2% lower, respectively, than at the beginning of the year.

During these times of increased uncertainty and volatility in the financial markets, some investors may find money market funds to be an attractive, temporary alternative to equity and fixed income funds.

The Advisor invests primarily in high-quality, short-term debt obligations that are exempt from federal income tax in pursuing the Fund's objective of achieving the highest level of income exempt from federal income tax consistent with quality and maturity standards. It is the intention of the Advisor to continue to emphasize safety of principal as it considers securities for any UMB Scout Money Market Fund.

Thank you for your continued support of the UMB Scout Funds.

JEANNE K. GIROUX
GREGORY E. JERZYK
SCOUT INVESTMENT ADVISORS, INC.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. INCOME FROM THE FUND MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX, AS WELL AS STATE AND LOCAL TAXES.

--------------------------------------------------------------------------------
36                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

ALASKA
                Alaska Housing Finance Corp.
$    460,000      Variable Rate, 12/01/24 ......................    $    460,000
   3,090,000      Variable Rate, 06/01/37 ......................       3,090,000
                City of Valdez, AK
   4,000,000      Variable Rate, 07/01/37 ......................       4,000,000

ARIZONA
                Salt River Project, Commercial Paper
   5,000,000      3.270%, 01/09/08 .............................       5,000,000

COLORADO
                Colorado Housing & Finance Authority
   2,000,000      Variable Rate, 10/15/16 ......................       2,000,000

CONNECTICUT
                Connecticut State Health & Education
   2,200,000      Variable Rate, 07/01/29 ......................       2,200,000
     500,000      Variable Rate, 07/01/32 ......................         500,000
                State of Connecticut
   1,500,000      Variable Rate, 02/15/21 ......................       1,500,000
     700,000      Variable Rate, 05/15/14 ......................         700,000

FLORIDA
                Florida State Board of Education
     180,000      4.750%, 06/01/28 .............................         182,506

GEORGIA
                Metropolitan Atlanta Rapid Transit Authority
   3,800,000      Variable Rate, 07/01/25 ......................       3,800,000

ILLINOIS
                Chicago Board of Education
     525,000      Variable Rate, 03/01/32 ......................         525,000
                Du Page County Community High School District No. 108
     125,000      4.000%, 01/01/08 .............................         125,000
     765,000      4.000%, 01/01/08 .............................         765,000
                Illinois Housing Development Authority
     200,000      Variable Rate, 01/01/08 ......................         200,000
                State of Illinois
     100,000      5.000%, 10/01/08 .............................         101,329
                University of Illinois
     150,000      4.500%, 03/15/08 .............................         150,214



--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

INDIANA
                Indiana University
$  1,775,000      Variable Rate, 11/01/29 ......................    $  1,775,000
                Purdue University
   1,975,000      Variable Rate, 07/01/33 ......................       1,975,000

KANSAS
                Kansas State Dept. of Transportation, Highway Revenue
     335,000      5.500%, 09/01/08 .............................         339,224
   3,845,000      Variable Rate, 03/01/12 ......................       3,845,000
   3,200,000      Variable Rate, 09/01/20 ......................       3,200,000

LOUISIANA
                Louisiana Public Facilities Authority
     500,000      5.150%, 01/01/19 .............................         510,000

MARYLAND
                Montgomery County Housing
                Opportunities Commission Housing Revenue
     550,000      Variable Rate, 08/01/15 ......................         550,000

MASSACHUSETTS
                Commonwealth of Massachusetts
     950,000      Variable Rate, 08/01/15 ......................         950,000
     500,000      Variable Rate, 12/01/30 ......................         500,000

MICHIGAN
                Detroit, MI
     900,000      Variable Rate, 07/01/29 ......................         900,000

MINNESOTA
                Western Minnesota Municipal Power Agency
     400,000      5.375%, 01/01/08 .............................         400,000

MISSISSIPPI
                State of Mississippi
     300,000      6.200%, 02/01/08 .............................         300,375



                                                         CONTINUED ON NEXT PAGE.

--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             37

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

MISSOURI
                Missouri State Health &
                Educational Facilities Authority
$  1,500,000      Variable Rate, 09/01/30 ......................    $  1,500,000
   1,100,000      Variable Rate, 09/01/30 ......................       1,100,000
     500,000      Variable Rate, 09/01/30 ......................         500,000
   3,100,000      Variable Rate, 03/01/40 ......................       3,100,000

NEBRASKA
                Nebraska Public Power District,
                Commercial Paper
   1,000,000      3.100%, 01/08/08 .............................       1,000,000
                Omaha Public Power District
     250,000      4.500%, 02/01/08 .............................         250,110

NEW YORK
                New York City Municipal
                Water Finance Authority
     500,000      Variable Rate, 06/15/33 ......................         500,000

NORTH CAROLINA
                Buncombe County, NC
     485,000      Variable Rate, 12/01/12 ......................         485,000
     580,000      Variable Rate, 12/01/18 ......................         580,000
     755,000      Variable Rate, 12/01/20 ......................         755,000
     580,000      Variable Rate, 12/01/21 ......................         580,000
     200,000      Variable Rate, 12/01/25 ......................         200,000
                City of Charlotte, NC
     720,000      Variable Rate, 07/01/36 ......................         720,000
                County of Wake, NC
   7,000,000      Variable Rate, 03/01/24 ......................       7,000,000
                Mecklenburg County, NC
   1,295,000      Variable Rate, 02/01/26 ......................       1,295,000
                New Hanover County, NC
     300,000      Variable Rate, 02/01/26 ......................         300,000
                North Carolina Medical Care Commission
     500,000      5.000%, 02/15/29 .............................         505,766
                State of North Carolina
     500,000      Variable Rate, 05/01/21 ......................         500,000
                University of North Carolina at Chapel Hill
   3,280,000      Variable Rate, 02/01/29 ......................       3,280,000

OHIO
                City of Columbus, OH
   1,600,000      Variable Rate, 06/01/11 ......................       1,600,000
                County of Franklin, OH
   3,000,000      Variable Rate, 12/01/30 ......................       3,000,000



--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

PENNSYLVANIA
                Beaver County Industrial
                Development Authority
$  3,350,000      Variable Rate, 12/01/20 ......................    $  3,350,000

RHODE ISLAND
                Rhode Island Health &
                Educational Building Corp.
   4,000,000      Variable Rate, 05/01/35 ......................       4,000,000

SOUTH CAROLINA
                Piedmont Municipal Power Agency
     400,000      Variable Rate, 01/01/19 ......................         400,000
                South Carolina Public Authority Revenue,
                Commercial Paper
   2,400,000      2.900%, 01/03/08 .............................       2,400,000

SOUTH DAKOTA
                South Dakota Housing Development Authority
   6,800,000      Variable Rate, 05/01/32 ......................       6,800,000

TENNESSEE
                Metropolitan Government
                Nashville & Davidson County, TN
    800,000       Variable Rate, 08/15/32 ......................         800,000
   1,440,000      Variable Rate, 10/01/30 ......................       1,440,000

TEXAS
                Brownsville Utility, TX,
                Commercial Paper
   2,000,000      3.520%, 01/11/08 .............................       2,000,000
   1,700,000      3.540%, 01/10/08 .............................       1,700,000
                City of Brownsville, TX
     500,000      Variable Rate, 09/01/27 ......................         500,000
                City of Houston, TX
     480,000      5.000%, 03/01/08 .............................         481,113
     500,000      5.250%, 03/01/10 .............................         501,686
                City of San Antonio, TX
   1,265,000      5.000%, 02/01/08 .............................       1,266,489
     700,000    Variable Rate, 05/15/33 ........................       700,000
                Harris County Industrial
                Development Corp.
   3,800,000      Variable Rate, 03/01/24 ......................       3,800,000
                Harris County, TX,
                Commercial Paper
   3,800,000      3.360%, 01/16/08 .............................       3,800,000


--------------------------------------------------------------------------------
38                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

TEXAS (CONTINUED)
                Harris County Water Control
                & Improvement District
$  1,200,000      5.700%, 05/01/19 .............................    $  1,209,890
                Health, TX
     520,000      4.000%, 02/15/08 .............................         520,369
                San Antonio, TX
   3,345,000      4.000%, 08/01/08 .............................       3,358,244
                San Antonio Water Works,
                Commercial Paper
     900,000      3.320%, 01/07/08 .............................         900,000
                Southwest Higher Education Authority
   1,175,000      Variable Rate, 07/01/15 ......................       1,175,000
                Texas Public Financial Authority,
                Commercial Paper
   1,000,000      2.850%, 01/07/08 .............................       1,000,000
   3,000,000      3.320%, 01/07/08 .............................       3,000,000
   1,500,000      3.440%, 01/15/08 .............................       1,500,000
                Tyler Independent School District
     870,000      5.250%, 02/15/08 .............................         872,097
                Waco Educational Finance Corp.
   4,300,000      Variable Rate, 02/01/32 ......................       4,300,000

UTAH
                Granger-Hunter Improvement District
     350,000      5.000%, 03/01/18 .............................         350,678
                County of Salt Lake, UT
   2,600,000      Variable Rate, 02/01/08 ......................       2,600,000
                Washington County School
                District, St. George, UT
     855,000      3.125%, 03/01/08 .............................         854,910

VIRGINIA
                Virginia Public Building Authority
   4,000,000      Variable Rate, 08/01/25 ......................       4,000,000



--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

WASHINGTON
                County of King, WA
$  5,900,000      Variable Rate, 01/01/36 ......................    $  5,900,000
                Spokane, WA
     500,000      5.250%, 01/01/08 .............................         500,000
                State of Washington
     185,000      4.250%, 01/01/08 .............................         185,000
                Energy Northwest

WEST VIRGINIA
                Marshall County, WV
   5,200,000      Variable Rate, 12/01/20 ......................       5,200,000

WISCONSIN
                Greenfield School District
   3,000,000      4.000%, 04/11/08 .............................       3,002,715
                                                                    ------------


TOTAL INVESTMENTS
(COST $144,662,715) -- 99.7% ...................................     144,662,715

Other assets less liabilities -- 0.3% ..........................         484,037
                                                                    ------------

TOTAL NET ASSETS -- 100.0%
  (equivalent to $1.00 per share;
  unlimited shares of $0.01 par value
  capital shares authorized;
  145,227,329 shares outstanding) ..............................    $145,146,752
                                                                    ============





VALUATION OF SECURITIES IS ON THE BASIS OF AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             39

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007 (UNAUDITED)
(IN THOUSANDS EXCEPT PER SHARE DATA)

----------------------------------------------------------------------------------------------
                                                          STOCK         GROWTH        MID CAP
                                                           FUND          FUND           FUND
----------------------------------------------------------------------------------------------

ASSETS:
  Investment securities at cost ......................   $ 83,276      $ 20,847       $ 38,251
                                                         =====================================
  Investment securities at value .....................   $ 99,228(1)   $ 24,073(1)    $ 41,999
  Cash ...............................................          2             1              1
  Receivables:
    Investments sold .................................         --            --             --
    Dividends ........................................         99            23             33
    Interest .........................................         --            --             --
    Fund shares sold .................................        431             3             68
    Due from Advisor .................................         --             7             --
  Prepaid and other assets ...........................         14            10             14
                                                         -------------------------------------
    Total assets .....................................     99,774        24,117         42,115
                                                         -------------------------------------
LIABILITIES:
  Disbursements in excess of demand deposit money ....         --            --             --
  Payables:
    Due from Advisor .................................         --            --              6
    Investments purchased ............................         --            --            164
    Fund shares redeemed .............................         46            11             11
    Dividends payable ................................         --            --             --
    Collateral due to broker for securities loaned ...     10,265         2,947             --
    Accrued investment advisory fees .................         22            --              5
    Accrued administration and fund accounting fees ..          7             7              6
    Accrued shareholder servicing fees ...............          4            --             --
    Accrued custody fees .............................          1            --              1
    Accrued registration fees ........................         --            --             --
    Accrued distribution fees ........................         --            --             --
    Other accrued expenses ...........................          1            --              7
                                                         -------------------------------------
      Total liabilities ..............................     10,346         2,965            200
                                                         -------------------------------------
NET ASSETS ...........................................   $ 89,428      $ 21,152       $ 41,915
                                                         =====================================
NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital) ........   $ 73,373      $ 18,094       $ 39,885
  Accumulated undistributed income:
    Net investment income ............................          9             1            (92)
    Net realized gain (loss) on investment and foreign
      currency transactions ..........................         94          (170)        (1,626)
  Net unrealized appreciation (depreciation)
      on investments and translation of assets
      and liabilities in foreign currencies ..........     15,952         3,227          3,748
                                                         -------------------------------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..........   $ 89,428      $ 21,152       $ 41,915
                                                         =====================================
Capital Shares, $1.00 par value
  ($0.01 par value for Money Market Funds and
  Tax-Free Money Market Fund):
  Authorized .........................................   Unlimited     Unlimited      Unlimited
                                                         =====================================
  Investor Class of Shares ...........................      6,308         2,116          3,642
  Service Class of Shares ............................         --            --             --
                                                         -------------------------------------
TOTAL SHARES OUTSTANDING .............................      6,308         2,116          3,642
                                                         =====================================
NET ASSET VALUE PER SHARE INVESTOR SHARES ............   $  14.18      $  10.00       $  11.51
                                                         =====================================
NET ASSET VALUE PER SHARE SERVICE SHARES .............   $     --      $     --       $     --
                                                         =====================================


(1) INCLUDING (IN 000S) $9,956, $2,858, $510,071 AND $31,178, RESPECTIVELY, OF SECURITIES LOANED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
40                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

----------------------------------------------------------------------------------------------------------------------------
                                                                             MONEY MARKET    MONEY MARKET
                                       INTERNATIONAL                            FUND              FUND           TAX-FREE
 SMALL CAP        INTERNATIONAL         DISCOVERY           BOND               FEDERAL           PRIME         MONEY MARKET
   FUND               FUND                FUND              FUND              PORTFOLIO         PORTFOLIO          FUND
----------------------------------------------------------------------------------------------------------------------------

$   603,829       $ 3,007,864          $        --      $   114,796          $   290,724       $   719,842       $   144,663
============================================================================================================================
$   717,785       $ 4,212,411(1)       $        --      $   115,399(1)       $   290,724       $   719,842       $   144,663
        309               148                5,000                6                  395                --               192

         --                --                   --               --                   --                --                --
         64             6,383                   --               --                   --                --                --
         --                --                   --              892                1,844             2,729               584
      2,095             4,338                   26              243                   --                24                --
         --                --                   --               --                   --                --                --
         26                80                   --               14                   29                85                24
----------------------------------------------------------------------------------------------------------------------------
    720,279         4,223,360                5,026          116,554              292,992           722,680           145,463
----------------------------------------------------------------------------------------------------------------------------

         --                --                   --               --                   --               629                --

         --                --                   --               --                   --                --                --
         --                --                   --               --                   --                --                --
        718             1,932                   --              261                   13               114                --
         --                --                   --              128                  840             1,830               292
         --           525,917                   --           32,147                   --                --                --
         89               439                   --                5                   14                41                 7
         54               185                   --                7                   26                49                14
         57                85                   --               --                   --                --                --
          3                 9                   --               --                   --                --                --
         --                --                   --               --                   --                --                --
         --                --                   --               --                    1                19                 2
         --                --                   --                1                    2                 1                 1
----------------------------------------------------------------------------------------------------------------------------
        921           528,567                   --           32,549                  896             2,683               316
----------------------------------------------------------------------------------------------------------------------------
$   719,358       $ 3,694,793          $     5,026      $    84,005          $   292,096       $   719,997       $   145,147
============================================================================================================================

$   620,215       $ 2,451,431          $     5,026      $    85,722          $   292,119       $   720,100       $   145,172

     (1,815)             (771)                  --              138                   --                --                --

    (12,998)           39,537                   --           (2,458)                 (23)             (103)              (25)


    113,956         1,204,596                   --              603                   --                --                --
----------------------------------------------------------------------------------------------------------------------------
$   719,358       $ 3,694,793          $     5,026      $    84,005          $   292,096       $   719,997       $   145,147
============================================================================================================================


  Unlimited         Unlimited            Unlimited        Unlimited            Unlimited         Unlimited         Unlimited
============================================================================================================================
     40,776            98,835                  503            7,624              290,137           703,967           140,567
         --                --                   --               --                2,016            16,162             4,661
----------------------------------------------------------------------------------------------------------------------------
     40,776            98,835                  503            7,624              292,153           720,129           145,228
============================================================================================================================
$     17.64       $     37.38          $     10.00      $     11.02          $      1.00       $      1.00       $      1.00
============================================================================================================================
$        --       $        --          $        --      $        --          $      1.00       $      1.00       $      1.00
============================================================================================================================


--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             41

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2007 (UNAUDITED)
(IN THOUSANDS)

--------------------------------------------------------------------------------------
                                                     STOCK       GROWTH        MID CAP
                                                     FUND         FUND          FUND
--------------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest income ..............................   $    54      $    18       $    23
  Securities lending income ....................         8            3            --
  Dividend income ..............................       791          122           134
                                                   ----------------------------------
    Total investment income ....................       853          143           157
                                                   ----------------------------------
EXPENSES:
  Investment advisory fees .....................       268           64           142
  Administration and fund accounting fees ......        45           38            38
  Shareholder servicing fees ...................        59           24            22
  Professional fees ............................        12           11             3
  Federal and state registration fees ..........        10            9             4
  Custody fees .................................         8            4            16
  Reports to shareholders ......................         5            3             2
  Insurance fees ...............................         1           --            --
  Directors' fees ..............................         1           --            --
  Distribution fees ............................        --           --            --
  Other expenses ...............................         2            3             4
                                                   ----------------------------------
    Total expenses before waiver ...............       411          156           231
                                                   ----------------------------------
  Waiver/Recovery of fees ......................        10           60           (18)
  Net expenses .................................       401           96           249
                                                   ----------------------------------
  Net investment income (loss) .................       452           47           (92)
                                                   ----------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain (loss) from investment and
    foreign currency transactions ..............     2,430         (160)          388
  Net increase (decrease) in unrealized
    appreciation/depreciation on investments
    and translation of assets and liabilities
    in foreign currencies ......................     1,589        1,381         1,118
                                                   ----------------------------------
  Net realized and unrealized gain (loss)
    on investments and foreign currencies ......     4,019        1,221         1,506
                                                   ----------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ..................   $ 4,471      $ 1,268       $ 1,414
                                                   ==================================

THE UMB SCOUT INTERNATIONAL DISCOVERY FUND COMMENCED OPERATIONS ON DECEMBER 31,
2007. THE FUND HAD NO OPERATIONS TO REPORT AS OF DECEMBER 31, 2007.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
42                                             UMB SCOUT FUNDS SEMIANNUAL REPORT


---------------------------------------------------------------------------------------------
                                                 MONEY MARKET   MONEY MARKET
                                                    FUND           FUND          TAX-FREE
  SMALL CAP      INTERNATIONAL       BOND          FEDERAL        PRIME         MONEY MARKET
    FUND             FUND            FUND         PORTFOLIO     PORTFOLIO          FUND
---------------------------------------------------------------------------------------------

$       925        $  4,277       $  2,074        $  6,872       $ 17,407       $  2,459
         --             694             29              --             --             --
        847          18,408             --              --             --             --
---------------------------------------------------------------------------------------------
      1,772          23,379          2,103           6,872         17,407          2,459
---------------------------------------------------------------------------------------------

      2,701          12,994            247             432          1,188            207
        282           1,062             43             147            276             76
        480           2,315             39              28             34             23
         14              96             15              19             22             16
         21              39              9              14             17             14
         30             350             11              16             30             12
         37             136             11              11             27              7
          7              29              2               3              7              1
          9              43              1               4              9              2
         --              --             --               1             19              2
          7              14             16               4             41              6
---------------------------------------------------------------------------------------------
      3,588          17,078            394             679          1,670            366
---------------------------------------------------------------------------------------------
         --              --             17              --             --             --
      3,588          17,078            377             679          1,670            366
---------------------------------------------------------------------------------------------
     (1,816)          6,301          1,726           6,193         15,737          2,093
---------------------------------------------------------------------------------------------




    (11,874)         44,273           (274)              1             26             --



     19,606         114,835          2,490              --             --             --
---------------------------------------------------------------------------------------------

      7,732         159,108          2,216               1             26             --
---------------------------------------------------------------------------------------------

$     5,916        $165,409       $  3,942        $  6,194       $ 15,763       $  2,093
=============================================================================================



--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             43

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

---------------------------------------------------------------------------------------
                                                                 STOCK FUND
                                                  -------------------------------------
                                                  SIX MONTHS ENDED
                                                  DECEMBER 31, 2007       YEAR ENDED
                                                      (UNAUDITED)        JUNE 30, 2007
---------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ...................     $     452          $   1,209
  Net realized gain (loss) from investment
    and foreign currency transactions ............         2,430             14,343
  Net increase (decrease) in unrealized
    appreciation/depreciation on investments
    and translation of assets and liabilities
    in foreign currencies ........................         1,589             (1,683)
                                                       ----------------------------
  Net increase (decrease) in net assets
    resulting from operations ....................         4,471             13,869

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Investor Shares ..............................          (465)            (1,153)
    Service Shares ...............................            --                 --
  Net realized gain from investment and
      foreign currency transactions
    Investor Shares ..............................        (9,529)           (11,495)
    Service Shares ...............................            --                 --
                                                       ----------------------------
  Total distributions to shareholders ............        (9,994)           (12,648)

CAPITAL SHARE TRANSACTIONS:
  Investor Shares
    Shares from merger ...........................            --                 --
    Shares sold ..................................         5,174              9,543
    Shares issued for reinvestment
      of distributions ...........................         9,594             11,937
    Redemption fees ..............................            --                 --
    Shares redeemed ..............................       (12,576)           (45,594)
                                                       ----------------------------
  Net increase (decrease) from
    capital share transactions ...................         2,192            (24,114)
  Service Shares
  Shares from merger .............................            --                 --
  Shares sold ....................................            --                 --
  Shares issued for reinvestment
    of distributions .............................            --                 --
  Redemption fees ................................            --                 --
  Shares redeemed ................................            --                 --
                                                       ----------------------------
  Net increase (decrease) from
    capital share transactions ...................            --                 --
  Net increase (decrease) from
    capital share transactions ...................         2,192            (24,114)
  Net increase (decrease) in net assets ..........        (3,331)           (22,893)

NET ASSETS:
  Beginning of period ............................        92,759            115,652
                                                       ----------------------------
  End of period ..................................     $  89,428          $  92,759
                                                       ============================
TRANSACTIONS IN SHARES:
  Investor Shares
    Shares due to merger .........................            --                 --
    Shares sold ..................................           351                638
    Shares reinvested ............................           676                826
    Shares redeemed ..............................          (812)            (3,035)
                                                       ----------------------------
    Net increase/(decrease) ......................           215             (1,571)
  Service Shares
    Shares due to merger .........................            --                 --
    Shares sold ..................................            --                 --
    Shares reinvested ............................            --                 --
    Shares redeemed ..............................            --                 --
                                                       ----------------------------
    Net increase/(decrease) ......................            --                 --
Net increase/(decrease) ..........................           215             (1,571)
                                                       ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
44                                             UMB SCOUT FUNDS SEMIANNUAL REPORT


           GROWTH FUND                   MID CAP FUND              SMALL CAP FUND              INTERNATIONAL FUND
  -----------------------------   -------------------------  ---------------------------  ------------------------------
  SIX MONTHS ENDED                SIX MONTHS ENDED           SIX MONTHS ENDED             SIX MONTHS ENDED
    DECEMBER 31,                    DECEMBER 31,                DECEMBER 31,                 DECEMBER 31,
       2007         YEAR ENDED         2007       YEAR ENDED       2007       YEAR ENDED        2007         YEAR ENDED
    (UNAUDITED)   JUNE 30, 2007    (UNAUDITED)  JUNE 30, 2007   (UNAUDITED)   JUNE 30, 2007   (UNAUDITED)   JUNE 30, 2007
-------------------------------------------------------------------------------------------------------------------------

    $        47    $       106    $       (92)   $        (7)   $    (1,816)   $      (876)   $     6,301    $    44,531
           (160)         3,299            388            945        (11,874)        55,465         44,273         92,968

          1,381           (394)         1,118          2,630         19,606         38,972        114,835        615,484
-------------------------------------------------------------------------------------------------------------------------
          1,268          3,011          1,414          3,568          5,916         93,561        165,409        752,983



            (50)          (109)            --            (17)            --             --        (10,101)       (42,177)
             --             --             --             --             --             --             --             --

           (304)            --         (2,937)            --        (52,790)       (34,452)       (58,250)      (115,770)
             --             --             --             --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------
           (354)          (109)        (2,937)           (17)       (52,790)       (34,452)       (68,351)      (157,947)



             --             --             --             --             --             --             --             --
            971          2,956         17,061         26,706         84,348        262,735        408,547        668,343
            300             65          2,519             17         51,095         33,462         66,700        153,191
             --             --              2             --             18            293             91             92
         (3,037)       (12,871)        (6,190)          (228)       (88,006)      (230,945)      (282,907)      (647,892)
-------------------------------------------------------------------------------------------------------------------------
         (1,766)        (9,850)        13,392         26,495         47,455         65,545        192,431        173,734

             --             --             --             --             --             --             --             --
             --             --             --             --             --             --             --             --
             --             --             --             --             --             --             --             --
             --             --             --             --             --             --             --             --
             --             --             --             --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------
             --             --             --             --             --             --             --             --
         (1,766)        (9,850)        13,392         26,495         47,455         65,545        192,431        173,734
           (852)        (6,948)        11,869         30,046            581        124,654        289,489        768,770


         22,004         28,952         30,046             --        718,777        594,123      3,405,304      2,636,534
-------------------------------------------------------------------------------------------------------------------------
    $    21,152    $    22,004    $    41,915    $    30,046    $   719,358    $   718,777    $ 3,694,793    $ 3,405,304
=========================================================================================================================


             --             --             --             --             --             --             --             --
             98            337          1,416          2,519          4,532         15,171         10,974         20,386
             30              7            222              2          2,955          1,967          1,807          4,625
           (309)        (1,432)          (497)           (20)        (4,726)       (13,262)        (7,623)       (19,813)
-------------------------------------------------------------------------------------------------------------------------
           (181)        (1,088)         1,141          2,501          2,761          3,876          5,158          5,198

             --             --             --             --             --             --             --             --
             --             --             --             --             --             --             --             --
             --             --             --             --             --             --             --             --
             --             --             --             --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------
             --             --             --             --             --             --             --             --
           (181)        (1,088)         1,141          2,501          2,761          3,876          5,158          5,198
=========================================================================================================================


                                                         CONTINUED ON NEXT PAGE.

--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             45

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

---------------------------------------------------------------------------------------
                                                                      INTERNATIONAL
                                                                     DISCOVERY FUND (1)
                                                                       PERIOD ENDED
                                                                     DECEMBER 31, 2007
                                                                        (UNAUDITED)
---------------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) .....................................      $     --
  Net realized gain (loss) from investment and
    foreign currency transactions ..................................            --
  Net increase (decrease) in unrealized
    appreciation/depreciation on investments
    and translation of assets and liabilities
    in foreign currencies ..........................................            --
                                                                          --------
  Net increase (decrease) in net assets
    resulting from operations ......................................            --
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Investor Shares ................................................            --
    Service Shares .................................................            --
  Net realized gain from investment and
    foreign currency transactions
    Investor Shares ................................................            --
    Service Shares .................................................            --
                                                                          --------
  Total distributions to shareholders ..............................            --
CAPITAL SHARE TRANSACTIONS:
  Investor Shares
    Shares from merger .............................................            --
    Shares sold ....................................................         5,026
    Shares issued for reinvestment of distributions ................            --
    Redemption fees ................................................            --
    Shares redeemed ................................................            --
                                                                          --------
    Net increase (decrease) from capital
      share transactions ...........................................         5,026
Service Shares
    Shares from merger .............................................            --
    Shares sold ....................................................            --
    Shares issued for reinvestment of distributions ................            --
    Redemption fees ................................................            --
    Shares redeemed ................................................            --
                                                                          --------
    Net increase (decrease) from capital share transactions ........            --
  Net increase (decrease) from capital share transactions ..........         5,026
  Net increase (decrease) in net assets ............................         5,026
NET ASSETS:
  Beginning of period ..............................................            --
                                                                          --------
  End of period ....................................................      $  5,026
                                                                          ========
TRANSACTIONS IN SHARES:
  Investor Shares
    Shares due to merger ...........................................            --
    Shares sold ....................................................           503
    Shares reinvested ..............................................            --
    Shares redeemed ................................................            --
                                                                          --------
    Net increase/(decrease) ........................................           503
  Service Shares
    Shares due to merger ...........................................            --
    Shares sold ....................................................            --
    Shares reinvested ..............................................            --
    Shares redeemed ................................................            --
                                                                          --------
    Net increase/(decrease) ........................................            --
  Net increase/(decrease) ..........................................           503
                                                                          ========

(1) COMMENCED OPERATIONS ON DECEMBER 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
46                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

                                           MONEY MARKET FUND                MONEY MARKET FUND               TAX-FREE
             BOND FUND                     FEDERAL PORTFOLIO                PRIME PORTFOLIO              MONEY MARKET FUND
-----------------------------  --------------------------------    ----------------------------    -------------------------------
SIX MONTHS ENDED               SIX MONTHS ENDED                     SIX MONTHS ENDED               SIX MONTHS ENDED
  DECEMBER 31,                    DECEMBER 31,                        DECEMBER 31,                    DECEMBER 31,
     2007          YEAR ENDED        2007            YEAR ENDED          2007       YEAR ENDED            2007        YEAR ENDED
 (UNAUDITED)     JUNE 30, 2007    (UNAUDITED)      JUNE 30, 2007     (UNAUDITED)   JUNE 30, 2007      (UNAUDITED)    JUNE 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------



$     1,726      $     4,222      $     6,193      $    11,541      $    15,737      $    31,253      $     2,093      $     4,107
       (274)            (973)               1               (2)              26              (19)              --                1

      2,490            2,424               --               --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
      3,942            5,673            6,194           11,539           15,763           31,234            2,093            4,108



     (1,774)          (4,403)          (6,186)         (11,541)         (15,597)         (31,253)          (2,084)          (4,107)
         --               --               (7)              --             (140)              --               (9)              --

         --               --               --               --               --               --               --               --
         --               --               --               --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
     (1,774)          (4,403)          (6,193)         (11,541)         (15,737)         (31,253)          (2,093)          (4,107)


         --               --               --               --               --               --               --               --
      4,626            7,198          265,623          453,547          821,873        1,809,713          129,396          320,618
        938            2,117              825            1,576            4,088            7,563              223              275
         --               --               --               --               --               --               --               --
    (17,040)         (36,275)        (254,626)        (381,402)        (793,628)      (1,717,317)        (129,138)        (291,216)
-----------------------------------------------------------------------------------------------------------------------------------
    (11,476)         (26,960)          11,822           73,721           32,333           99,959              481           29,677

         --               --               --               --               --               --               --               --
         --               --            4,501               --           38,813               --            5,178               --
         --               --               --               --               --               --               --               --
         --               --               --               --               --               --               --               --
         --               --           (2,485)              --          (22,651)              --             (517)              --
-----------------------------------------------------------------------------------------------------------------------------------
         --               --            2,016               --           16,162               --            4,661               --
    (11,476)         (26,960)          13,838           73,721           48,495           99,959            5,142           29,677
     (9,308)         (25,690)          13,839           73,719           48,521           99,940            5,142           29,678

     93,313          119,003          278,257          204,538          671,476          571,536          140,005          110,327
-----------------------------------------------------------------------------------------------------------------------------------
$    84,005      $    93,313      $   292,096      $   278,257      $   719,997      $   671,476      $   145,147      $   140,005
===================================================================================================================================


         --               --               --               --               --               --               --               --
        423              664          265,623          453,548          821,872        1,809,713          129,396          320,618
         86              195              824            1,576            4,088            7,563              223              275
     (1,570)          (3,341)        (254,626)        (381,402)        (793,628)      (1,717,316)        (129,138)        (291,216)
-----------------------------------------------------------------------------------------------------------------------------------
     (1,061)          (2,482)          11,821           73,722           32,332           99,960              481           29,677

         --               --               --               --               --               --               --               --
         --               --            4,501               --           38,813               --            5,178               --
         --               --               --               --               --               --               --               --
         --               --           (2,485)              --          (22,651)              --             (517)              --
-----------------------------------------------------------------------------------------------------------------------------------
         --               --            2,016               --           16,162               --            4,661               --
     (1,061)          (2,482)          13,837           73,722           48,494           99,960            5,142           29,677
===================================================================================================================================


--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             47

FINANCIAL HIGHLIGHTS

PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

UMB SCOUT STOCK FUND

-------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED
                                          DECEMBER 31,                FOR THE PERIODS ENDED JUNE 30,
                                              2007
                                          (UNAUDITED)        2007        2006        2005       2004        2003
-------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...   $   15.23     $    15.09  $    15.33  $    14.95  $    13.29  $   13.64
                                           -----------------------------------------------------------------------
  Income from investment operations:
    Net investment income ..............        0.07           0.17        0.14        0.13        0.08       0.11
    Net realized and unrealized gain
      (loss) on securities .............        0.72           1.78        1.79        0.71        1.66      (0.34)
                                           -----------------------------------------------------------------------
  Total from investment operations .....        0.79           1.95        1.93        0.84        1.74      (0.23)
                                           -----------------------------------------------------------------------
  Distributions from:
    Net investment income ..............       (0.08)         (0.17)      (0.15)      (0.13)      (0.08)     (0.12)
    Net realized gain on securities ....       (1.76)         (1.64)      (2.02)      (0.33)         --         --
                                           -----------------------------------------------------------------------
Total distributions ....................       (1.84)         (1.81)      (2.17)      (0.46)      (0.08)     (0.12)
                                           -----------------------------------------------------------------------
Net asset value, end of period .........   $   14.18     $    15.23  $    15.09  $    15.33  $    14.95  $   13.29
                                           =======================================================================
Total return ...........................        5.26%(a)      13.52%      13.05%       5.67%      13.07%     (1.67)%
                                           =======================================================================

Ratios/Supplemental Data
Net assets, end of period (in millions)    $       89    $       93  $      116  $       93  $      127  $      90
Ratio of expenses to average net assets:
  Net of waivers .......................        0.90%          0.90%       0.90%       0.88%       0.87%      0.86%
  Before waivers .......................        0.92%          0.88%       0.93%       0.89%       0.87%      0.86%
Ratio of net investment income
  to average net assets:
  Net of waivers .......................        1.01%          1.11%       1.04%       0.75%       0.50%      0.86%
  Before waivers .......................        0.99%          1.13%       1.01%       0.74%       0.50%      0.86%
Portfolio turnover rate ................          28%(a)         71%         60%         62%         54%        32%




UMB SCOUT GROWTH FUND (FORMERLY THE UMB SCOUT STOCK SELECT FUND)(B)

-------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED
                                          DECEMBER 31,                FOR THE PERIODS ENDED JUNE 30,
                                              2007
                                          (UNAUDITED)        2007        2006        2005       2004        2003
-------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...   $    9.58     $     8.55  $     8.25  $     8.40  $     7.46  $    7.60
                                           -----------------------------------------------------------------------
  Income from investment operations:
    Net investment income ..............        0.02           0.04        0.01        0.04        0.04       0.06
    Net realized and unrealized gain
     (loss) on securities ..............        0.57           1.03        0.30       (0.15)       0.94      (0.14)
                                           -----------------------------------------------------------------------
  Total from investment operations .....        0.59           1.07        0.31       (0.11)       0.98      (0.08)
                                           -----------------------------------------------------------------------
  Distributions from:
    Net investment income ..............       (0.02)         (0.04)      (0.01)      (0.04)      (0.04)     (0.06)
    Net realized gain on securities ....       (0.15)            --          --          --          --         --
                                           -----------------------------------------------------------------------
Total distributions ....................       (0.17)         (0.04)      (0.01)      (0.04)      (0.04)     (0.06)
                                           -----------------------------------------------------------------------
Net asset value, end of period .........   $   10.00     $     9.58  $     8.55  $     8.25  $     8.40  $    7.46
                                           =======================================================================
Total return ...........................        6.17%(a)      12.54%       3.82%      (1.38)%     13.08%     (1.08)%
                                           =======================================================================

Ratios/Supplemental Data
Net assets, end of period (in millions)    $      21     $       22  $       29  $       22  $       24  $      17
Ratio of expenses to average net assets:
  Net of waivers .......................        0.90%          0.90%       0.90%       0.92%       0.93%      0.90%
  Before waivers .......................        1.45%          1.25%       1.34%       1.02%       0.93%      0.90%
Ratio of net investment income to
  average net assets:
  Net of waivers .......................        0.43%          0.41%       0.18%       0.42%       0.44%      0.84%
  Before waivers .......................       (0.12)%         0.06%      (0.26)%      0.32%       0.44%      0.84%
Portfolio turnover rate ................          15%(a)        103%        113%        122%         23%        33%

(A) NOT ANNUALIZED.

(B) EFFECTIVE APRIL 1, 2005, THE UMB SCOUT STOCK SELECT FUND WAS REORGANIZED AS THE UMB SCOUT GROWTH FUND, AND THE FUND'S INVESTMENT OBJECTIVE AND CERTAIN INVESTMENT POLICIES WERE CHANGED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
48                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS
PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

UMB SCOUT MID CAP FUND (FUND INCEPTION OCTOBER 31, 2006)


----------------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED    FOR THE PERIOD
                                                    DECEMBER 31, 2007    ENDED JUNE 30,
                                                        (UNAUDITED)           2007
----------------------------------------------------------------------------------------

Net asset value, beginning of period ................   $    12.01        $    10.00
                                                        ----------------------------
  Income from investment operations:
    Net investment income ...............................    (0.03)             0.01
    Net realized and unrealized gain (loss) on securities     0.43              2.01
                                                        ----------------------------
  Total from investment operations ....................       0.40              2.02
                                                        ----------------------------
  Distributions from:
    Net investment income ...............................       --             (0.01)
    Net realized gain on securities .....................    (0.90)               --
                                                        ----------------------------
Total distributions .................................        (0.90)            (0.01)
                                                        ----------------------------
Net asset value, end of period ......................   $    11.51        $    12.01
                                                        ============================
Total return ........................................         3.46%(a)         20.26%
                                                        ============================

Ratios/Supplemental Data
Net assets, end of period (in millions) .............   $       42        $       30
Ratio of expenses to average net assets:
  Net of waivers/Recovery of fees .....................       1.40%             1.40%
  Before waivers ......................................       1.29%             1.93%
Ratio of net investment income to average net assets:
  Net of waivers ......................................      (0.52)%           (0.06)%
  Before waivers ......................................      (0.41)%           (0.59)%
Portfolio turnover rate .............................          175%(a)           234%



UMB SCOUT SMALL CAP FUND

-------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED
                                          DECEMBER 31,                FOR THE PERIODS ENDED JUNE 30,
                                              2007
                                          (UNAUDITED)        2007        2006        2005       2004        2003
-------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..   $    18.91     $    17.40  $    15.36  $    14.88  $    10.89  $   10.79
                                          ------------------------------------------------------------------------
  Income from investment operations:
    Net investment income .............        (0.05)            --          --          --          --         --
    Net realized and unrealized gain
      (loss) on securities ............         0.18           2.45        2.45        1.08        4.27       0.21
                                          ------------------------------------------------------------------------
  Total from investment operations ....         0.13           2.45        2.45        1.08        4.27       0.21
                                          ------------------------------------------------------------------------
  Distributions from:
    Net investment income .............           --             --          --          --          --         --
    Net realized gain on securities ...        (1.40)         (0.94)      (0.41)      (0.60)      (0.28)     (0.11)
                                          ------------------------------------------------------------------------
Total distributions ...................        (1.40)         (0.94)      (0.41)      (0.60)      (0.28)     (0.11)
                                          ------------------------------------------------------------------------
Net asset value, end of period ........   $    17.64     $    18.91  $    17.40  $    15.36  $    14.88  $   10.89
                                          ========================================================================
Total return ..........................         0.85%(a)      14.70%      16.16%       7.34%      39.64%      2.11%
                                          ========================================================================

Ratios/Supplemental Data
Net assets, end of period (in millions)   $      719     $      719  $      594  $      330   $     108   $     56
Ratio of expenses to average net assets         0.99%          1.02%       1.06%       0.96%       0.89%      0.87%
Ratio of net investment income to
  average net assets ..................        (0.50)%        (0.13)%     (0.09)%     (0.23)%     (0.20)%    (0.08)%
Portfolio turnover rate ...............           86%(a)        207%         92%         66%        109%        89%

(A) NOT ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             49

FINANCIAL HIGHLIGHTS
PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

UMB SCOUT INTERNATIONAL FUND (FORMERLY THE UMB SCOUT WORLDWIDE FUND)*

--------------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED
                                                      DECEMBER 31,                FOR THE PERIODS ENDED JUNE 30,
                                                         2007
                                                      (UNAUDITED)        2007        2006        2005       2004        2003
-------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................   $  36.35       $  29.80    $  24.64    $   21.33    $  17.08    $ 17.78
                                                        ------------------------------------------------------------------------
  Income from investment operations:
    Net investment income ...........................       0.06           0.48        0.26         0.22        0.16       0.18
    Net realized and unrealized gain
      (loss) on securities ..........................       1.67           7.82        5.47         3.31        4.25      (0.70)
                                                        ------------------------------------------------------------------------
  Total from investment operations ..................       1.73           8.30        5.73         3.53        4.41      (0.52)
                                                        ------------------------------------------------------------------------
  Distributions from:
    Net investment income ...........................      (0.10)         (0.45)      (0.27)       (0.22)      (0.16)     (0.18)
    Net realized gain on securities .................      (0.60)         (1.30)      (0.30)          --          --         --
                                                        ------------------------------------------------------------------------
Total distributions .................................      (0.70)         (1.75)      (0.57)       (0.22)      (0.16)     (0.18)
                                                        ------------------------------------------------------------------------
Net asset value, end of period ......................   $  37.38       $  36.35    $  29.80    $   24.64    $  21.33    $ 17.08
                                                        ========================================================================
Total return ........................................       4.83%(a)      28.47%      23.36%       16.58%      25.81%     (2.89)%
                                                        ========================================================================

Ratios/Supplemental Data
Net assets, end of period (in millions) .............   $  3,695       $  3,405    $  2,637     $  1,325     $    724    $   446
Ratio of expenses to average net assets .............       0.95%          0.97%       1.03%        1.04%       1.10%      1.14%
Ratio of net investment income to average net assets        0.35%          1.50%       1.08%        1.10%       0.87%      1.16%
Portfolio turnover rate .............................          7%(a)         19%         23%          19%         12%        12%




UMB SCOUT BOND FUND

--------------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED
                                                      DECEMBER 31,                FOR THE PERIODS ENDED JUNE 30,
                                                         2007
                                                      (UNAUDITED)        2007        2006        2005       2004      2003
-------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................   $  10.74       $ 10.66    $  11.16    $ 11.15    $ 11.80    $ 11.54
                                                        ------------------------------------------------------------------------
  Income from investment operations:
    Net investment income ...........................       0.24          0.44        0.39       0.41       0.43       0.51
    Net realized and unrealized gain
      (loss) on securities ..........................       0.26          0.08       (0.47)      0.04      (0.55)      0.48
                                                        ------------------------------------------------------------------------
  Total from investment operations ..................       0.50          0.52       (0.08)      0.45      (0.12)      0.99
                                                        ------------------------------------------------------------------------
  Distributions from:
    Net investment income ...........................      (0.22)        (0.44)      (0.42)     (0.41)     (0.43)     (0.51)
    Net realized gain on securities .................         --            --          --      (0.03)     (0.10)     (0.22)
                                                        ------------------------------------------------------------------------
Total distributions .................................      (0.22)        (0.44)      (0.42)     (0.44)     (0.53)     (0.73)
                                                        ------------------------------------------------------------------------
Net asset value, end of period ......................   $  11.02       $ 10.74    $  10.66    $ 11.16    $ 11.15    $ 11.80
                                                        ========================================================================
Total return ........................................       4.73%(a)      4.90%      (0.71)%     4.08%     (0.99)%     8.80%
                                                        ========================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) .............   $     84       $    93    $    119    $    76    $    82    $    78
Ratio of expenses to average net assets:
  Net of waivers ....................................       0.87%         0.87%       0.87%      0.87%      0.87%      0.87%
  Before waivers ....................................       0.91%         0.87%       0.90%      0.89%      0.87%      0.87%
Ratio of net investment income to average net assets:
  Net of waivers ....................................       3.97%         4.04%       3.74%      3.65%      3.76%      4.20%
  Before waivers ....................................       3.93%         4.05%       3.71%      3.63%      3.76%      4.20%
Portfolio turnover rate .............................         23%(a)        34%         11%        25%        65%        66%


*   EFFECTIVE OCTOBER 31, 2006, THE UMB SCOUT WORLDWIDE FUND WAS REORGANIZED AS
    THE UMB SCOUT INTERNATIONAL FUND, AND THE FUND'S INVESTMENT OBJECTIVE AND
    CERTAIN INVESTMENT POLICES WERE UNCHANGED.

(A) NOT ANNUALIZED.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
50                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS
PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO - INVESTOR CLASS

--------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED
                                          DECEMBER 31,              FOR THE PERIODS ENDED JUNE 30,
                                             2007
                                          (UNAUDITED)     2007       2006        2005       2004        2003
--------------------------------------------------------------------------------------------------------------


Net asset value, beginning of period ..   $  1.00       $  1.00    $   1.00    $   1.00    $   1.00    $  1.00
                                          --------------------------------------------------------------------
  Income from investment operations:
    Net investment income .............      0.02          0.05        0.04        0.02        0.01       0.01
                                          --------------------------------------------------------------------
  Distributions from:
    Net investment income .............     (0.02)        (0.05)      (0.04)      (0.02)      (0.01)     (0.01)
                                          --------------------------------------------------------------------
Net asset value, end of period ........   $  1.00       $  1.00    $   1.00    $   1.00    $   1.00    $  1.00
                                          ====================================================================
Total return ..........................      2.19%(a)      4.82%       3.62%       1.69%       0.52%      0.92%
                                          ====================================================================

Ratios/Supplemental Data
Net assets, end of period (in millions)   $   290       $   278    $    205    $    203    $    210    $   334
Ratio of expenses to average net assets      0.47%         0.46%       0.50%       0.51%       0.51%      0.51%
Ratio of net investment ...............      4.29%         4.73%       3.58%       1.65%       0.52%      0.91%
  income to average net assets




UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO - SERVICE CLASS

--------------------------------------------------------------------------------
                                                               JULY 18, 2007* TO
                                                               DECEMBER 31, 2007
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------

Net asset value, beginning of period .......................        $   1.00
                                                                    --------
  Income from investment operations:
    Net investment income ..................................            0.02
                                                                    --------
  Distributions from:
    Net investment income ..................................           (0.02)
                                                                    --------
Net asset value, end of period .............................        $   1.00
                                                                    ========
Total return ...............................................            1.76%(a)
                                                                    ========

Ratios/Supplemental Data
Net assets, end of period (in millions) ....................        $      2


Ratio of expenses to average net assets ....................            0.97%

Ratio of net investment income
  to average net assets ....................................            3.79%

*   INCEPTION DATE.

(A) NOT ANNUALIZED.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.          CONTINUED ON NEXT PAGE.

--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             51

FINANCIAL HIGHLIGHTS
PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO - INVESTOR CLASS

 ----------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED
                                          DECEMBER 31,              FOR THE PERIODS ENDED JUNE 30,
                                             2007
                                          (UNAUDITED)     2007       2006        2005       2004        2003
----------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..   $  1.00        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                          ----------------------------------------------------------------------
  Income from investment operations:
    Net investment income .............      0.02           0.05        0.04        0.02        0.01        0.01
                                          ----------------------------------------------------------------------
  Distributions from:
    Net investment income .............     (0.02)         (0.05)      (0.04)      (0.02)      (0.01)      (0.01)
                                          ----------------------------------------------------------------------
Net asset value, end of period ........   $  1.00        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                          ======================================================================
Total return ..........................      2.29%(a)       4.90%       3.68%       1.71%       0.54%       0.95%
                                          ======================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)   $   704        $   671     $   572     $   517     $   587     $ 1,011
Ratio of expenses to average net assets      0.47%          0.46%       0.50%       0.50%       0.51%       0.50%
Ratio of net investment ...............      4.47%          4.80%       3.64%       1.69%       0.54%       0.94%
income to average net assets




UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO - SERVICE CLASS

--------------------------------------------------------------------------------
                                                               JULY 18, 2007* TO
                                                               DECEMBER 31, 2007
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period .......................      $    1.00
                                                                  ---------
  Income from investment operations:
    Net investment income ..................................           0.02
                                                                  ---------
  Distributions from:
    Net investment income ..................................          (0.02)
                                                                  ---------
Net asset value, end of period .............................      $    1.00
                                                                  =========
Total return ...............................................           1.86%(a)
                                                                  =========
Ratios/Supplemental Data
Net assets, end of period (in millions) ....................      $      16


Ratio of expenses to average net assets ....................           0.97%

Ratio of net investment income .............................           3.97%
to average net assets


* INCEPTION DATE.

(A) NOT ANNUALIZED.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
52                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS
PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

UMB SCOUT TAX-FREE MONEY MARKET FUND - INVESTOR CLASS

 ----------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED
                                          DECEMBER 31,              FOR THE PERIODS ENDED JUNE 30,
                                             2007
                                          (UNAUDITED)     2007       2006        2005       2004        2003
----------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..   $ 1.00        $ 1.00     $  1.00     $  1.00     $ 1.00    $  1.00
                                          ------------------------------------------------------------------
  Income from investment operations:
      Net investment income ...........     0.02          0.03        0.02        0.01         --       0.01
                                          ------------------------------------------------------------------
  Distributions from:
      Net investment income ...........    (0.02)        (0.03)      (0.02)      (0.01)        --      (0.01)
                                          ------------------------------------------------------------------

Net asset value, end of period ........   $ 1.00        $ 1.00     $  1.00     $  1.00     $ 1.00    $  1.00
                                          ==================================================================
Total return ..........................     1.54%(a)      3.14%       2.37%       1.25%      0.42%      0.71%
                                          ==================================================================

Ratios/Supplemental Data
Net assets, end of period (in millions)   $  140        $  140     $   110     $   147     $  146    $   197
Ratio of expenses to average net assets     0.52%         0.49%       0.53%       0.51%      0.51%      0.51%
Ratio of net investment ...............     3.01%         3.10%       2.33%       1.24%      0.42%      0.70%
  income to average net assets



UMB SCOUT TAX-FREE MONEY MARKET FUND - SERVICE CLASS

--------------------------------------------------------------------------------
                                                               JULY 18, 2007* TO
                                                               DECEMBER 31, 2007
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------

Net asset value, beginning of period .......................       $   1.00
                                                                   --------
  Income from investment operations:
    Net investment income ..................................           0.01
                                                                   --------
  Distributions from:
    Net investment income ..................................          (0.01)
                                                                   --------
Net asset value, end of period .............................       $   1.00
                                                                   ========
Total return ...............................................           1.19%(a)
                                                                   ========
Ratios/Supplemental Data
Net assets, end of period (in millions) ....................       $      5

Ratio of expenses to average net assets ....................           1.02%

Ratio of net investment income .............................           2.51%
  to average net assets


* INCEPTION DATE.

(A) NOT ANNUALIZED.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             53

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007 (UNAUDITED)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

UMB Scout Funds, a Delaware statutory trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following ten diversified portfolios: UMB Scout Stock Fund ("Stock"), UMB Scout Growth Fund ("Growth"), UMB Scout Mid Cap Fund ("Mid Cap"), UMB Scout Small Cap Fund ("Small Cap"), UMB Scout International Fund ("International"), UMB Scout International Discovery Fund ("International Discovery"), UMB Scout Bond Fund ("Bond"), UMB Scout Money Market Fund - Federal Portfolio ("Money Market - Federal Portfolio"), UMB Scout Money Market Fund - Prime Portfolio ("Money Market - Prime Portfolio") and UMB Scout Tax-Free Money Market Fund ("Tax-Free Money Market"), (individually referred to as a "Fund," or collectively as the "Funds"). Prior to April 2005, the Growth Fund was known as the UMB Scout Stock Select Fund. Prior to October 2006, the International Fund was known as the UMB Scout WorldWide Fund.

The Funds' investment objectives are as follows:

FUND                                          INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Stock ..........................   Long-term growth of capital and income

Growth .........................   Long-term growth of capital

Mid Cap ........................   Long-term growth of capital

Small Cap ......................   Long-term growth of capital

International ..................   Long-term growth of capital and income

International Discovery ........   Long-term growth of capital

Bond ...........................   Maximum current income consistent with
                                   quality and maturity standards

Money Market - Federal Portfolio   Maximum income consistent with safety of
                                   principal and liquidity

Money Market - Prime Portfolio .   Maximum income consistent with safety of
                                   principal and liquidity

Tax-Free Money Market ..........   Highest level of income exempt from federal
                                   income tax consistent with quality and
                                   maturity standards
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

a) SECURITY VALUATIONS -- Each security listed on an exchange, except Nasdaq National Market(R) and Nasdaq SmallCap(R) securities, is valued at its last sales price on that exchange. Where the security is listed on more than one exchange the Funds will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. Nasdaq National Market(R) and Nasdaq SmallCap(R) securities are valued at the Nasdaq Official Closing Price. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

     If the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value in accordance with procedures adopted by the Board of Trustees. In addition, the Funds will value a security at fair value when significant events that materially affect the security's price occur after the last available market price and before the Fund calculates its net asset value. The fair value of securities is determined in good faith by taking into account all appropriate factors relevant to the value of the security. Securities held in the UMB Scout International Fund and UMB Scout International Discovery Fund may be listed on foreign exchanges that do not value their listed securities at the same time that the Fund calculates its NAV. These Funds


--------------------------------------------------------------------------------
54                                             UMB SCOUT FUNDS SEMIANNUAL REPORT


     may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

     Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

b) FOREIGN CURRENCY -- Amounts denominated in, or expected to settle in, foreign currencies (FCs) are translated into United States dollars (US$) at rates provided by an independent pricing service on the following basis:

     a. Market value of investment securities, other than assets and liabilities -- at the closing rate of exchange on December 31, 2007.

     b. Purchases and sales of investment securities, income and expenses -- at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

     The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities; sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

c) SECURITIES LENDING -- Certain Funds may engage in securities lending. The loans are secured by collateral which is at least equal to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for the securities on loan is recognized in the Statement of Assets and Liabilities. The cash collateral is maintained on each Fund's behalf by the lending agent and is invested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset dates) and money market funds. Loans are subject to termination at the option of the borrower of the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the invested collateral has declined in value, the Fund could lose money. The Fund has arranged for the lending agent to bear the risk of a borrower's failure to return borrowed securities, or delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

     As of December 31, 2007, the value of securities loaned, the payable on collateral due to broker were as follows:

                                             MARKET VALUE           PAYABLE ON
                                             OF SECURITIES          COLLATERAL
FUND                                            LOANED             DUE TO BROKER
--------------------------------------------------------------------------------

Stock ............................           $  9,956,239           $ 10,265,525
Growth ...........................              2,858,324              2,947,117
International ....................            510,071,339            525,916,489
Bond .............................             31,178,273             32,146,812




                                                         CONTINUED ON NEXT PAGE.

--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             55

DECEMBER 31, 2007 (UNAUDITED)



Cash collateral was jointly pooled and invested in the following securities as of December 31, 2007:


                                                             INTERNATIONAL
                                  STOCK FUND   GROWTH FUND       FUND         BOND FUND       TOTAL
-------------------------------------------------------------------------------------------------------

Alliance & Leicester PLC
  5.263%, 01/08/08 .........   $    266,874   $     76,616   $ 13,672,287   $    835,723   $ 14,851,500
Allstate Life Global Fund TR
  5.236%, 01/04/08 .........        269,375         77,335     13,800,434        843,556     14,990,700
American Express Credit
  4.949%, 01/22/08 .........        268,868         77,189     13,774,474        841,969     14,962,500
American General Finance
  5.088%, 01/15/08 .........        359,210        103,125     18,402,789      1,124,876     19,990,000
Aust & NZ Banking Group
  4.916%, 01/23/08 .........        268,941         77,210     13,778,193        842,196     14,966,540
BMW US Capital LLC
  5.246%, 01/07/08 .........        358,922        103,043     18,388,059      1,123,976     19,974,000
Banco Santander Totta LN
  5.038%, 01/16/08 .........        179,513         51,536      9,196,700        562,151      9,989,900
Bear Stearns Co., Inc.
  5.346%, 01/07/08 .........        265,337         76,175     13,593,576        830,912     14,766,000
Credit Suisse First Boston
  4.710%, 01/02/08 .........        359,102        103,094     18,397,265      1,124,539     19,984,000
DNB NOR Bank ASA
  4.865%, 01/25/08 .........        268,907         77,200     13,776,448        842,090     14,964,645
First Tennessee Bank
  5.048%, 01/17/08 .........        265,385         76,189     13,596,048        831,063     14,768,685
General Electric Capital
  4.916%, 01/24/08 .........        269,164         77,274     13,789,664        842,898     14,979,000
Genworth Global Funding
  5.028%, 01/15/08 .........        269,057         77,243     13,784,140        842,560     14,973,000
Goldman
  4.900%, 01/02/08 .........        898,473        257,942     46,029,987      2,813,598     50,000,000
Greenwich Capital Holdings
  4.650%, 01/02/08 .........        269,542         77,382     13,808,997        844,079     15,000,000
HSH Nordbank AG
  4.952%, 01/22/08 .........        269,149         77,270     13,788,834        842,847     14,978,100
IBM Corp.
  5.185%, 01/03/08 .........        358,922        103,043     18,388,059      1,123,976     19,974,000
ING USA Annuity & Life
  4.955%, 01/28/08 .........        269,542         77,382     13,808,997        844,079     15,000,000




--------------------------------------------------------------------------------
56                                             UMB SCOUT FUNDS SEMIANNUAL REPORT




                                                             INTERNATIONAL
                                  STOCK FUND   GROWTH FUND       FUND         BOND FUND       TOTAL
-------------------------------------------------------------------------------------------------------


Irish Life & Permanent
  4.916%, 01/22/08 .........   $    268,680   $     77,135   $ 13,764,807   $    841,378   $ 14,952,000
JP Morgan
  5.235%, 01/02/08 .........        269,542         77,382     13,808,997        844,079     15,000,000
Lehman Brothers Holdings
  4.976%, 01/22/08 .........        176,173         50,577      9,025,560        551,690      9,804,000
National City Bank
  4.720%, 01/02/08 .........        359,037        103,076     18,393,951      1,124,336     19,980,400
National Rural Util. COOP
  5.235%, 01/02/08 .........        357,592        102,661     18,319,935      1,119,812     19,900,000
Pricoa Global Funding
  4.865%, 01/28/08 .........        179,263         51,465      9,183,903        561,369      9,976,000
Provident Temp Cash
  4.779%, 01/02/08 .........        208,352         59,816     10,674,151        652,461     11,594,780
Provident Temp Cash
  4.660%, 01/02/08 .........      1,127,399        323,663     57,758,134      3,530,484     62,739,680
SLM Corp.
  4.959%, 01/20/08 .........        177,795         51,043      9,108,690        556,772      9,894,300
SLM Corp.
  5.103%, 01/14/08 .........         89,443         25,678      4,582,285        280,094      4,977,500
Societe Generale
  5.225%, 01/02/08 .........        267,556         76,812     13,707,224        837,858     14,889,450
Unicred Ital Bank Ireland
  5.263%, 01/09/08 .........        269,302         77,314     13,796,706        843,328     14,986,650
Unilever Capital Corp.
  5.222%, 01/14/08 .........        179,470         51,524      9,194,480        562,016      9,987,490
Wachovia Securities
  4.160%, 01/02/08 .........        269,542         77,382     13,808,997        844,079     15,000,000
Wells Fargo Company
  5.076%, 01/18/08 .........        269,286         77,309     13,795,878        843,277     14,985,750
Westlb AG
  5.303%, 01/10/08 .........         62,810         18,032      3,217,840        196,691      3,495,373
                               ------------------------------------------------------------------------
                               $ 10,265,525   $  2,947,117   $525,916,489   $ 32,146,812   $571,275,943
                               ========================================================================

                                                         CONTINUED ON NEXT PAGE.

--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             57

DECEMBER 31, 2007 (UNAUDITED)



d) FEDERAL INCOME TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore no federal income tax provision is required.

     As of June 30, 2007, the following Funds had net capital loss carryovers:

                                            MONEY MARKET  MONEY MARKET
                                                FUND         FUND     TAX-FREE
                 INTERNATIONAL     BOND       FEDERAL       PRIME   MONEY MARKET
(IN THOUSANDS)        FUND         FUND      PORTFOLIO     PORTFOLIO     FUND
--------------------------------------------------------------------------------
For losses expiring June 30,

           2011       $  565       $   --       $   --       $    1       $   25
           2012        1,666           --           --           --           --
           2013           --          170           --           --           --
           2014           --          180           20          106           --
           2015           --          680            1            3           --
                      ----------------------------------------------------------
Total                 $2,231       $1,030       $   21       $  110       $   25
                      ==========================================================

     Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

     As of June 30, 2007, Bond, Money Market Fund - Federal Portfolio and Money Market Fund - Prime Portfolio had (in thousands): $868, $3, and $20, respectively, of post-October losses, which are deferred until July 1, 2007 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

e) DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from generally accepted accounting principles in the United States of America. These reclassifications are due to differing treatment for items such as deferral of wash sales, net operating losses and post-October capital losses.

f) AMORTIZATION -- Discounts and premiums on securities purchased are amortized over the life of the respective securities.

g) USE OF ESTIMATES -- The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

h) GUARANTEES AND INDEMNIFICATIONS -- In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

i) MULTIPLE SHARE CLASS -- MONEY MARKET FUNDS -- The UMB Scout Money Market Fund -- Federal Portfolio, UMB Scout Money Market Fund - Prime Portfolio, and UMB Scout Tax-Free Money Market Fund each offer two classes of shares (Investor Class and Service Class). The Service Class shares are subject to a 0.50% shareholder servicing fee (listed as distribution fees on the financial statements). The Investor Class shares have no shareholder servicing fee. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.




--------------------------------------------------------------------------------
58                                             UMB SCOUT FUNDS SEMIANNUAL REPORT



2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) INVESTMENT ADVISORY FEES -- The Trust, on behalf of the Funds, has entered into an Investment Advisory Agreement (the "Agreement") with Scout Investment Advisors, Inc. (the "Advisor"). Each of the Funds was subject to the following fees under the Agreement for the period from July 1, 2007 through December 31, 2007:

     Stock and Growth -- 0.60% of the first $1 billion of average daily net assets and 0.575% of average daily net assets over $1 billion.

     Mid Cap -- 0.80% of the first $1 billion of average daily net assets and 0.70% of average daily net assets over $1 billion.

     Small Cap -- 0.75% of the first $1 billion of average daily net assets and 0.65% of average daily net assets over $1 billion.

     International -- 0.80% of the first $1 billion of average daily net assets and 0.70% of average daily net assets over $1 billion.

     International Discovery Fund -- 0.95% of the first $1 billion of average daily net assets and 0.85% of average daily net assets over $1 billion.

     Bond -- 0.57% of the first $1 billion of average daily net assets and 0.52% of average daily net assets over $1 billion.

     Money Market - Federal Portfolio and Tax-Free Money Market -- 0.30% of average daily net assets.

     Money Market - Prime Portfolio -- 0.34% of average daily net assets.

Under an agreement with the Trust, on behalf of Stock, Growth, Mid Cap, International Discovery and Bond Funds, the Advisor has agreed to subsidize expenses in order to limit the overall expenses of the Stock, Growth, Mid Cap, International Discovery and Bond Funds to no more than 0.90%, 0.90%, 1.40%, 1.60% and 0.87% of each Fund's average daily net assets (the "Expense Limits"), respectively, through October 31, 2009. Any time the annual total operating expenses of the UMB Scout Stock Fund, the UMB Scout Growth Fund, the UMB Scout Mid Cap Fund, the UMB Scout International Discovery Fund and the UMB Scout Bond Fund are less than each Fund's respective Expense Limit on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously reduced to the extent that such reimbursement will not cause that Fund's annual total operating expenses to exceed its Expense Limit on an annualized basis. The UMB Scout Stock Fund, the UMB Scout Growth Fund, the UMB Scout Mid Cap Fund and the UMB Scout Bond Fund are not obligated to reimburse the Advisor for fees that were reduced by the Advisor more than thirty-six months before the date of such reimbursement and no reimbursement will be sought for periods prior to October 31, 2006.

b) ADMINISTRATION AND FUND ACCOUNTING FEES -- The Trust, on behalf of the Funds, has entered into an Administration and Fund Accounting Agreement with UMB Fund Services, Inc. ("UMBFS"), an affiliate of the Advisor. Each of the Funds was subject to the following fees under the Administration and Fund Accounting Agreement for the period from July 1, 2007 through December 31, 2007:

     Stock, Growth, Mid Cap, Small Cap, International Discovery, Bond, Money Market - Federal Portfolio, Money Market - Prime Portfolio and Tax-Free Money Market -- 0.10% of the first $250 million of average daily net assets, 0.075% of the next $250 million of average daily net assets, 0.050% of the next $250 million of average daily net assets and 0.030% of average daily net assets over $750 million.

     International -- 0.12% of the first $250 million of average daily net assets, 0.095% of the next $250 million of average daily net assets, 0.070% of the next $250 million of average daily net assets and 0.050% of average daily net assets over $750 million.

c) SHAREHOLDER SERVICING FEES -- UMBFS also serves as the Funds' transfer agent. UMBFS is paid a fee for these services based on the number of shareholder accounts and activity levels.



                                                         CONTINUED ON NEXT PAGE.

--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             59

DECEMBER 31, 2007 (UNAUDITED)


d) CUSTODIAN FEES -- UMB Bank, n.a. (the "Bank"), an affiliate of the Advisor, serves as the Funds' custodian. The Bank receives a fee for its services based on the value of securities held in the Funds and the number of transactions.

e) GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors of one or more of the above companies.

3. INVESTMENT TRANSACTIONS

The aggregate amount of security transactions during the six months ended December 31, 2007, excluding short-term investments, were as follows:

                                               OTHER THAN
                                             U.S. GOVERNMENT   U.S. GOVERNMENT
(IN THOUSANDS)                                 SECURITIES        SECURITIES
--------------------------------------------------------------------------------
STOCK FUND:
  Purchases ................................     $ 24,204          $     --
  Sale/Maturity proceeds ...................     $ 34,628          $     --

GROWTH FUND:
  Purchases ................................     $  3,090          $     --
  Sale/Maturity proceeds ...................     $  4,251          $     --

MID CAP FUND:
  Purchases ................................     $ 70,951          $     --
  Sale/Maturity proceeds ...................     $ 60,998          $     --

SMALL CAP FUND:
  Purchases ................................     $590,615          $     --
  Sale/Maturity proceeds ...................     $638,851          $     --

INTERNATIONAL FUND:
  Purchases ................................     $327,040          $     --
  Sale/Maturity proceeds ...................     $222,144          $     --

BOND FUND:
  Purchases ................................     $  3,596          $ 15,475
  Sale/Maturity proceeds ...................     $  5,436          $ 27,062

The aggregate amount of security transactions during the six months ended December 31, 2007, excluding short-term investments, for the Money Market Funds were as follows:

                                                OTHER THAN
                                               U.S. GOVERNMENT   U.S. GOVERNMENT
(IN THOUSANDS)                                    SECURITIES        SECURITIES
--------------------------------------------------------------------------------
MONEY MARKET FUND - FEDERAL PORTFOLIO:
  Purchases ....................................  $       --          $5,146,881
  Sale/Maturity proceeds .......................  $       --          $5,132,969

MONEY MARKET FUND - PRIME PORTFOLIO:
  Purchases ....................................  $7,525,674          $2,596,687
  Sale/Maturity proceeds .......................  $7,616,456          $2,471,856

TAX-FREE MONEY MARKET FUND:
  Purchases ....................................  $  310,645          $       --
  Sale/Maturity proceeds .......................  $  305,138          $       --


4. FEDERAL TAX INFORMATION

At December 31, 2007, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:


                                       STOCK          GROWTH        MID CAP       SMALL CAP     INTERNATIONAL
(IN THOUSANDS)                          FUND           FUND          FUND            FUND           FUND
--------------------------------------------------------------------------------------------------------------

Unrealized appreciation .........   $    16,691    $     3,936    $     4,188    $   123,088    $ 1,269,018
Unrealized depreciation .........          (739)          (720)        (1,426)       (10,377)       (64,911)
                                    -----------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) ................   $    15,952    $     3,216    $     2,762    $   112,711    $ 1,204,107
                                    =======================================================================
Cost of securities on a tax basis   $    83,276    $    20,857    $    39,237    $   605,074    $ 3,008,304
                                    =======================================================================


                                                                 MONEY MARKET     MONEY MARKET
                                INTERNATIONAL                        FUND             FUND           TAX-FREE
(IN THOUSANDS)                    DISCOVERY          BOND           FEDERAL           PRIME        MONEY MARKET
                                    FUND             FUND          PORTFOLIO        PORTFOLIO          FUND
----------------------------------------------------------------------------------------------------------------
Unrealized appreciation .........   $   --        $     936         $      --        $      --        $      --
                                  ------------------------------------------------------------------------------
Unrealized depreciation .........       --             (352)               --               --               --
Net unrealized appreciation .....   $   --              584         $      --        $      --        $      --
  (depreciation)                  ==============================================================================
Cost of securities on a tax basis   $   --        $ 114,815         $ 290,724        $ 719,842        $ 144,663
                                  ==============================================================================


--------------------------------------------------------------------------------
60                                             UMB SCOUT FUNDS SEMIANNUAL REPORT



The tax character of distributions paid during the fiscal years ended June 30, 2007 and 2006 were as follows:

                        STOCK FUND           GROWTH FUND       SMALL CAP FUND          MID CAP       INTERNATIONAL FUND
                  ---------------------  -------------------  ------------------ ------------------- --------------------
                       YEAR     YEAR      YEAR        YEAR      YEAR    YEAR      YEAR        YEAR     YEAR       YEAR
                      ENDED     ENDED     ENDED       ENDED     ENDED   ENDED     ENDED       ENDED    ENDED      ENDED
                    JUNE 30,   JUNE 30,  JUNE 30,    JUNE 30,  JUNE 30, JUNE 30, JUNE 30,    JUNE 30,  JUNE 30,   JUNE 30,
(IN THOUSANDS)        2007      2006       2007        2006      2007    2006       2007       2006     2007       2006
--------------------------------------------------------------------------------------------------------------------------
Distributions
  paid from:
Ordinary income   $  1,842   $  2,682   $    109   $     51   $     18   $   --   $  9,025   $  4,521   $ 42,177   $ 22,349
Net long-term
  capital gains     10,806     12,071         --         --         --       --     15,427      6,265    115,770     20,492
                 ----------------------------------------------------------------------------------------------------------
Total taxable .     12,648     14,753        109         51         18       --     34,452     10,786    157,947     42,841
  distributions
Exempt interest         --         --         --         --         --       --         --         --         --         --
                 ----------------------------------------------------------------------------------------------------------
Total distributions
  paid           $  12,648   $ 14,753   $    109   $     51   $     18  $  --      $34,452    $10,786   $157,947    $42,841
                 ==========================================================================================================


                                                  MONEY MARKET FUND
                                                        FEDERAL             MONEY MARKET FUND              TAX-FREE
                             BOND FUND                 PORTFOLIO              PRIME PORTFOLIO           MONEY MARKET FUND
                       ---------------------     ----------------------    ----------------------     ----------------------
                         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR           YEAR       YEAR
                        ENDED        ENDED         ENDED        ENDED        ENDED        ENDED          ENDED       ENDED
                       JUNE 30,     JUNE 30,      JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,       JUNE 30,    JUNE 30,
(IN THOUSANDS)           2007          2006         2007          2006         2007         2006           2007        2006
------------------------------------------------------------------------------------------------------------------------------
Distributions
  paid from:
Ordinary income ...   $ 4,403       $ 4,454       $11,541       $ 7,390       $31,253       $19,509       $    --       $    --
Net long-term
  capital gains ...        --            --            --            --            --            --            --            --
Total taxable .....     4,403         4,454        11,541         7,390        31,253         9,509            --            --
  distributions
Exempt interest ...        --            --            --            --            --            --         4,107         3,129
                      ---------------------------------------------------------------------------------------------------------
Total distributions
  paid ............   $ 4,403       $ 4,454       $11,541       $ 7,390       $31,253       $19,509       $ 4,107       $ 3,129
                      =========================================================================================================


As of June 30, 2007, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                            STOCK             GROWTH          MID CAP        SMALL CAP       INTERNATIONAL
(IN THOUSANDS)                              FUND              FUND             FUND             FUND             FUND
--------------------------------------------------------------------------------------------------------------------------
Undistributed ordinary income ........   $       379      $         4      $     1,105      $        --      $    21,385
Undistributed long-term capital gains          6,836              305                4           52,789           37,828
                                         -------------------------------------------------------------------------------
Tax accumulated earnings .............         7,215              309            1,109           52,789           59,213
Accumulated capital and other losses .            --               --               --               --           (2,272)
Unrealized appreciation (depreciation)        14,363            1,835            2,444           93,228        1,089,363
                                         -------------------------------------------------------------------------------
Total accumulated earnings (deficit) .   $    21,578      $     2,144      $     3,553      $   146,017      $ 1,146,304
                                         ===============================================================================



                                                        MONEY MARKET     MONEY MARKET
                                                            FUND             FUND       TAX-FREE
                                               BOND        FEDERAL          PRIME      MONEY MARKET
(IN THOUSANDS)                                 FUND       PORTFOLIO       PORTFOLIO        FUND
---------------------------------------------------------------------------------------------------
Undistributed ordinary income ........       $     2        $    --        $    --        $    --
Undistributed long-term capital gains             --             --             --             --
                                             ------------------------------------------------------
Tax accumulated earnings .............             2             --             --             --
Accumulated capital and other losses .        (1,898)           (24)          (130)           (25)
Unrealized appreciation (depreciation)        (1,989)            --             --             --
                                             ------------------------------------------------------
Total accumulated earnings (deficit) .       $(3,885)       $   (24)       $  (130)       $   (25)
                                             ======================================================



                                                         CONTINUED ON NEXT PAGE.

--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             61

DECEMBER 31, 2007 (UNAUDITED)



5. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions of FIN 48 are effective for fiscal years beginning after December 15, 2006. On December 22, 2006, the SEC delayed the implementation of FIN 48 for regulated investment companies for an additional six months making it effective June 29, 2007. The Funds adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, as of December 31, 2007. As a result of the implementation of Interpretation 48, there was no impact to the Funds.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). The Statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' financial statements.

In addition, in February 2007, FASB issued "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' financial statements.





--------------------------------------------------------------------------------
62                                             UMB SCOUT FUNDS SEMIANNUAL REPORT



EXPENSE EXAMPLE
DECEMBER 31, 2007 (UNAUDITED)



EXPENSE EXAMPLE

As a shareholder of one or more UMB Scout Funds, you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. In addition, shareholders of the UMB Scout International Fund, UMB Scout International Discovery Fund, UMB Scout Mid Cap Fund and UMB Scout Small Cap Fund will be charged a 2.00% redemption fee for shares redeemed or exchanged within two months of purchase. The Example on the next page is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

ACTUAL EXPENSES

The first line of the table on the next page under each Fund's name entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table on the next page under each Fund's name entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in a Fund through a financial intermediary or the redemption fee charged in certain circumstances for the UMB Scout International Fund, UMB Scout International Discovery Fund, UMB Scout Mid Cap Fund and UMB Scout Small Cap Fund. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included your costs would have been higher.






                                                         CONTINUED ON NEXT PAGE.

--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             63


                                                                       EXPENSES
                                                                         PAID
                                        BEGINNING   ENDING               DURING
                                         ACCOUNT    ACCOUNT   ANNUALIZE  PERIOD
                                          VALUE      VALUE      EXPENSE  7/1/07 -
FUND                                     7/1/07     12/31/07     RATIO  12/31/07*
--------------------------------------------------------------------------------
UMB SCOUT STOCK FUND
Actual ..............................   $ 1,000.00 $ 1,052.60     0.9000  $4.64
Hypothetical ........................     1,000.00   1,020.48     0.9000   4.57

UMB SCOUT GROWTH FUND
Actual ..............................     1,000.00   1,061.70     0.9000   4.66
Hypothetical ........................     1,000.00   1,020.48     0.9000   4.57

UMB SCOUT MID CAP FUND
Actual ..............................     1,000.00   1,034.60     1.4038   7.18
Hypothetical ........................     1,000.00   1,017.94     1.4038   7.12

UMB SCOUT SMALL CAP FUND
Actual ..............................     1,000.00   1,008.50     0.9966   5.03
Hypothetical ........................     1,000.00   1,019.99     0.9966   5.06

UMB SCOUT INTERNATIONAL FUND
Actual ..............................     1,000.00   1,048.30     0.9570   4.93
Hypothetical ........................     1,000.00   1,020.19     0.9570   4.86

UMB SCOUT BOND FUND
Actual ..............................     1,000.00   1,047.30     0.8699   4.48
Hypothetical ........................     1,000.00   1,020.63     0.8699   4.42

                                                                                                    EXPENSES
                                                                                                       PAID
                                                                    BEGINNING  ENDING                 DURING
                                                                     ACCOUNT   ACCOUNT    ANNUALIZE   PERIOD
                                                                      VALUE     VALUE       EXPENSE   7/1/07 -
FUND                                                                  7/1/07   12/31/07      RATIO   12/31/07*
---------------------------------------------------------------------------------------------------------------

UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO - INVESTOR CLASS
Actual .........................................................   $ 1,000.00  $ 1,021.90     0.470    $ 2.39
Hypothetical ...................................................     1,000.00    1,022.63     0.470      2.39

UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO - SERVICE CLASS
Actual .........................................................     1,000.00    1,017.60     0.972      4.93
Hypothetical ...................................................     1,000.00    1,020.11     0.972      4.94

UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO - INVESTOR CLASS
Actual .........................................................     1,000.00    1,022.90     0.470      2.39
Hypothetical ...................................................     1,000.00    1,022.64     0.470      2.39

UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO - SERVICE CLASS
Actual .........................................................     1,000.00    1,018.60     0.968      4.92
Hypothetical ...................................................     1,000.00    1,020.13     0.968      4.92

UMB SCOUT TAX-FREE MONEY MARKET FUND - INVESTOR CLASS
Actual .........................................................     1,000.00    1,015.40     0.524      2.66
Hypothetical ...................................................     1,000.00    1,022.36     0.524      2.67

UMB SCOUT TAX-FREE MONEY MARKET FUND - SERVICE CLASS
Actual .........................................................     1,000.00    1,011.90     1.021      5.17
Hypothetical ...................................................     1,000.00    1,019.86     1.021      5.19




* EXPENSES ARE EQUAL TO EACH FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR 184/366 (TO REFLECT THE HALF-YEAR PERIOD).

     THE UMB SCOUT INTERNATIONAL DISCOVERY FUND COMMENCED OPERATIONS ON DECEMBER 31, 2007. THE FUND HAD NO EXPENSES TO REPORT AS OF DECEMBER 31, 2007.


INITIAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT FOR UMB SCOUT INTERNATIONAL DISCOVERY FUND

At a meeting held November 15, 2007, the Board of Trustees of UMB Scout Funds, including the independent Trustees, unanimously approved the investment advisory agreement for UMB Scout International Discovery Fund with Scout Investment Advisors, Inc. (the "Advisor") for an initial term ending May 31, 2009. In reaching this decision, the Board considered information requested by the Trustees and presented by the Advisor with respect to the advisory services to be performed, the nature and qualifications of the investment staff, and the operational capabilities and resources that would be available from the Advisor with regard to managing a portfolio of securities of smaller and mid-sized companies located outside the United States. The Board also considered the proposed advisory and other fees and expenses of the Fund, as well as the Advisor's agreement to limit fees and assume expenses of the Fund so that total annual operating expenses do not exceed 1.60% for the Fund's first year of operations. The Trustees were satisfied with the quality of the investment professionals that would serve the new Fund, the investment strategies and investment methodology to be utilized to manage the Fund's portfolio, as well as the investment and administrative resources that would be available with regard to managing a portfolio of securities of smaller and mid-sized companies located outside the United States. The Board viewed favorably the Advisor's operational capabilities, contractual commitment to subsidize expenses of the new Fund at competitive expense levels, successful efforts to further distribution of the UMB Scout Funds family and overall commitment to the fund group. The Board compared the proposed advisory fee to fees of similar funds provided by an independent third party data provider. Due to the start-up nature of the Fund, the Advisor did not prepare, and the Board did not consider, an analysis of the Advisor's profitability relative to the new Fund. However, the Trustees did consider the potential for the Fund to experience economies of scale and whether the 10 basis point reduction in the advisory fee, once average daily net assets in the Fund exceeded $1 billion, was appropriate in light of the economies of scale expected to be achieved by the Advisor. The Trustees concluded that the terms of the proposed advisory agreement, including fees, were fair and reasonable and further breakpoints were not yet warranted at the time. As a result, the Board concluded that the initial approval of the Investment Advisory Agreement was in the best interests of the new Fund and its shareholders and unanimously approved the agreement.


--------------------------------------------------------------------------------
64                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

                      PROXY VOTING POLICIES AND PROCEDURES

      For a description of the polices and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 800-996-2862 and request a Statement of Additional Information.
      One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange
           Commission at www.sec.gov as well as the Funds' website at www.umbscoutfunds.com. Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended
 June 30, 2007 is available as of August 31, 2007 without charge, upon request, by calling 800-996-2862 or by accessing the website of the
                      Securities and Exchange Commission.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

        The Funds file complete schedules of portfolio holdings with the
       Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Form N-Q is available on the website of the Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the Commission's Public Reference Room in
 Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


            THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF THE SHAREHOLDERS OF THE UMB SCOUT STOCK FUND, THE UMB SCOUT GROWTH FUND, THE UMB SCOUT MID CAP FUND, THE UMB SCOUT SMALL CAP FUND, THE UMB SCOUT INTERNATIONAL
 FUND, THE UMB SCOUT INTERNATIONAL DISCOVERY FUND, THE UMB SCOUT BOND FUND, THE
  UMB SCOUT MONEY MARKET FUND AND THE UMB SCOUT TAX-FREE MONEY MARKET FUND, AND
        IS NOT TO BE CONSTRUED AS AN OFFERING OF THE SHARES OF THE FUNDS.

       NOT AUTHORIZED FOR DISTRIBUTION UNLESS ACCOMPANIED OR PRECEDED BY A
                      CURRENT UMB SCOUT FUNDS PROSPECTUS.

    THE UMB SCOUT FUNDS ARE DISTRIBUTED BY UMB DISTRIBUTION SERVICES, LLC, AN
     AFFILIATE OF UMB FINANCIAL CORPORATION, AND MANAGED BY SCOUT INVESTMENT
                 ADVISORS, INC., A SUBSIDIARY OF UMB BANK, N.A.

UMS SCOUT FUNDS
      Stock Fund

      Growth Fund

      Mid Cap Fund

      Small Cap Fund

      International Fund

      International Discovery Fund

      Bond Fund

      Money Market Fund - Federal Portfolio

      Money Market Fund - Prime Portfolio

      Tax-Free Money Market Fund


INVESTMENT ADVISOR
      Scout Investment Advisors, Inc.
      Kansas City, Missouri

AUDITORS
      BKD, LLP
      Houston, Texas

LEGAL COUNSEL
      Stradley Ronon Stevens & Young, LLP
      Philadelphia, Pennsylvania

CUSTODIAN
      UMB Bank, n.a.
      Kansas City, Missouri

DISTRIBUTOR
      UMB Distribution Services, LLC
      Milwaukee, Wisconsin

TRANSFER AGENT
      UMB Fund Services, Inc.
      Milwaukee, Wisconsin


UMB LOGO(R)


     UMB SCOUT FUNDS

      P.O. Box 1241
Milwaukee, WI 53201-1241

 TOLL FREE 800-996-2862


    umbscoutfunds.com

   "UMB," "Scout" and
   the Scout design -
Reg. U.S. Pat & Tr. Off.

                                                              UMB 000047 (02/08)

                                UMB SCOUT FUNDS






                     MONEY MARKET FUND -- FEDERAL PORTFOLIO
                                    (UMFXX)

                      MONEY MARKET FUND -- PRIME PORTFOLIO
                                    (UMPXX)

                           TAX-FREE MONEY MARKET FUND
                                    (UMTXX)







                   SEMIANNUAL REPORT    DECEMBER 31, 2007

TABLE OF CONTENTS


Money Market Fund .........................................................    1

Tax-Free Money Market Fund ................................................    8

Statements of Assets and Liabilities ......................................   13

Statements of Operations ..................................................   14

Statements of Changes in Net Assets .......................................   15

Financial Highlights ......................................................   18

Notes to Financial Statements .............................................   20

Expense Example ...........................................................   24








================================================================================
SHARES OF THE UMB SCOUT FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, NOR GUARANTEED BY, UMB BANK, N.A. OR ANY OTHER BANKING INSTITUTION; NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. THESE SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL INVESTED.

--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT
photo omitted


OBJECTIVE:

THE UMB SCOUT MONEY
MARKET FUND - FEDERAL
PORTFOLIO AND UMB SCOUT
MONEY MARKET FUND -
PRIME PORTFOLIO EACH SEEK
MAXIMUM INCOME CONSISTENT
WITH SAFETY OF PRINCIPAL AND
LIQUIDITY BY INVESTING IN
HIGH-QUALITY, SHORT-TERM
DEBT OBLIGATIONS.


MONEY MARKET FUND


The UMB Scout Money Market Fund - Federal Portfolio provided a return of 4.63%, 2.63% and 3.35% for the one-, five- and ten-year periods ended December 31, 2007. The 7-day yield was 3.76% and the effective yield was 3.83% as of December 31, 2007. The UMB Scout Money Market Fund - Prime Portfolio provided a return of 4.77%, 2.69% and 3.42% for the one-, five- and ten-year periods ended December 31, 2007. The 7-day yield was 4.07% and the effective yield was 4.16% as of December 31, 2007. The Lipper Money Market Fund Index provided a return of 4.77%, 2.65% and 3.41% for the one-, five- and ten-year periods ended December 31, 2007. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED HERE. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END AND 7-DAY YIELD, PLEASE CALL 800-996-2862 OR VISIT WWW.UMBSCOUTFUNDS.COM. THE PERFORMANCE DATA REFLECTS THE PERFORMANCE OF THE INVESTOR CLASS SHARES. PERFORMANCE OF THE SERVICE CLASS SHARES OF THE FUNDS WILL BE LOWER BASED ON DIFFERENCES IN EXPENSES PAID BY SHAREHOLDERS IN THE DIFFERENT CLASSES.

During 2007, short-term interest rates remained relatively stable for the first seven months of the year. This was a continuation of a period of stable rates which existed since June 2006 and which followed a two-year period in which the Federal Open Market Committee (the "FOMC") increased its target for the Federal Funds rate from 1% to 5 (1)/4%. However, in August 2007, investors' concerns over "subprime" mortgage loans and the housing market prompted the Federal Reserve to lower the Discount Rate by a half a point. In September, the Federal Reserve and the FOMC lowered both the Discount Rate and the target for the Federal Funds rate by a half point each. This was followed by further rate cuts in October and December as concerns related to the housing market and the economy began to increase. By year-end, the Federal Funds target rate and the Discount Rate were 1% and 1(1)/2% lower, respectively, than at the beginning of the year.

During these times of increased uncertainty and volatility in the financial markets, some investors may find money market funds to be an attractive, temporary alternative to equity and fixed income funds.









                                                         CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                              1

The Advisor selects only high-quality, short-term obligations in pursuing the Funds' objectives of achieving maximum income consistent with safety of principal and liquidity. It is the intention of the Advisor to continue to emphasize safety of principal as it considers securities for any UMB Scout Money Market Fund.

Thank you for your continued support of the UMB Scout Funds.

JEANNE K. GIROUX
GREGORY E. JERZYK
SCOUT INVESTMENT ADVISORS, INC.


FUND DIVERSIFICATION                       FUND DIVERSIFICATION
UMB SCOUT MONEY MARKET FUND --             UMB SCOUT MONEY MARKET FUND --
FEDERAL PORTFOLIO (UMFXX)                  PRIME PORTFOLIO (UMPXX)

pie chart omitted                          pie chart omitted

Government & Agencies ...........100%      Commercial  Paper ............... 33%
-------------------------------------      Government  &  Agencies ......... 32%
BASED ON TOTAL NET ASSETS AS OF            Municipal  Bonds ................ 20%
DECEMBER 31, 2007. SUBJECT TO CHANGE.      Corporate  Bonds ................ 15%
                                           -------------------------------------
                                           BASED ON TOTAL NET ASSETS AS OF
                                           DECEMBER 31, 2007. SUBJECT TO CHANGE.





AN INVESTMENT IN A FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

--------------------------------------------------------------------------------
2                                              UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

MONEY MARKET FUND -- FEDERAL PORTFOLIO

--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES -- 99.5%
FEDERAL FARM CREDIT BANK -- 4.9%
$  7,000,000    3.930%, 01/03/08 ...............................    $  6,998,472
   1,191,000    4.180%, 01/08/08 ...............................       1,190,030
   5,000,000    3.375%, 06/12/08 ...............................       4,978,602
   1,200,000    4.490%, 12/04/08, callable .....................       1,200,000
                                                                    ------------

TOTAL FEDERAL FARM CREDIT BANK .................................      14,367,104
                                                                    ============

FEDERAL HOME LOAN BANK -- 67.2%
   5,000,000    3.100%, 01/02/08 ...............................       4,999,563
   3,000,000    4.240%, 01/03/08 ...............................       2,999,293
   6,220,000    4.300%, 01/04/08 ...............................       6,217,791
   1,525,000    4.240%, 01/07/08 ...............................       1,523,922
   5,000,000    4.300%, 01/08/08 ...............................       4,995,820
  17,500,000    4.180%, 01/09/08 ...............................      17,483,845
   1,435,000    5.010%, 01/10/08 ...............................       1,435,182
   2,500,000    4.250%, 01/14/08 ...............................       2,496,163
   6,495,000    4.230%, 01/15/08 ...............................       6,484,160
   7,406,000    4.240%, 01/16/08 ...............................       7,392,775
   1,700,000    3.300%, 01/17/08, callable .....................       1,698,551
  10,000,000    4.240%, 01/18/08 ...............................       9,979,978
   5,778,000    4.350%, 01/22/08 ...............................       5,763,502
   4,460,000    5.000%, 01/23/08 ...............................       4,460,000
   5,000,000    5.125%, 01/23/08 ...............................       5,001,894
   3,500,000    5.250%, 01/23/08 ...............................       3,500,044
  10,000,000    Variable Rate, 01/24/08 ........................      10,000,000
     500,000    4.500%, 01/25/08, callable .....................         499,745
  10,510,000    5.260%, 01/25/08 ...............................      10,515,066
   3,890,000    4.430%, 01/29/08, callable .....................       3,888,823
  10,000,000    5.250%, 01/30/08 ...............................      10,000,000
   3,725,000    4.000%, 02/04/08, callable .....................       3,723,240
  10,000,000    Variable Rate, 02/07/08 ........................       9,999,856
   4,000,000    4.270%, 02/11/08 ...............................       3,980,548



--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK (CONTINUED)
$  5,000,000    5.200%, 02/13/08 ...............................    $  5,000,000
   3,000,000    3.950%, 02/15/08, callable .....................       2,998,114
     550,000    5.625%, 02/15/08 ...............................         550,709
   2,000,000    3.900%, 02/25/08, callable .....................       1,998,370
  15,000,000    Variable Rate, 02/28/08 ........................      14,999,999
   5,000,000    4.170%, 02/29/08 ...............................       4,965,829
   3,000,000    4.875%, 03/05/08 ...............................       3,002,428
   3,000,000    4.250%, 03/24/08, callable .....................       2,999,412
   1,000,000    4.500%, 04/11/08, callable .....................         999,532
     800,000    3.250%, 04/14/08, callable .....................         795,543
   5,000,000    4.375%, 04/21/08 ...............................       5,001,886
   5,000,000    3.875%, 05/13/08, callable .....................       4,985,328
   1,000,000    3.050%, 06/12/08, callable .....................         992,631
   1,000,000    3.875%, 08/22/08 ...............................         995,684
   2,000,000    4.600%, 10/29/08, callable .....................       2,000,000
   5,000,000    4.500%, 11/28/08, callable .....................       5,000,000
                                                                    ------------

TOTAL FEDERAL HOME LOAN BANK ...................................     196,325,226
                                                                    ============

FEDERAL HOME LOAN MORTGAGE CORP. -- 6.4%
   9,602,000    4.300%, 01/02/08 ...............................       9,600,853
   3,000,000    4.250%, 01/10/08 ...............................       2,996,813
   5,000,000    4.625%, 02/21/08 ...............................       5,000,845
   1,000,000    3.000%, 06/30/08, callable .....................         981,640
                                                                    ------------

TOTAL FEDERAL HOME LOAN MORTGAGE CORP. .........................      18,580,151
                                                                    ============



                                                         CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                              3





SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

MONEY MARKET FUND -- FEDERAL PORTFOLIO (CONTINUED)

--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 15.9%
$  7,500,000    5.250%, 01/02/08 ...............................    $  7,500,000
   2,275,000    4.280%, 01/03/08 ...............................       2,274,459
     505,000    4.300%, 01/04/08 ...............................         504,819
   5,000,000    4.240%, 01/07/08 ...............................       4,996,450
   1,000,000    3.000%, 01/08/08, callable .....................         999,672
   2,200,000    4.290%, 01/10/08 ...............................       2,197,641
  11,128,000    4.300%, 01/11/08 ...............................      11,114,708
   5,000,000    4.300%, 01/29/08 ...............................       4,983,278
   5,000,000    4.200%, 02/22/08 ...............................       4,969,378
   6,500,000    4.300%, 05/05/08, callable .....................       6,492,567
     500,000    2.875%, 05/19/08, callable .....................         491,520
                                                                    ------------

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION ....................      46,524,492
                                                                    ============



--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

TREASURY BILL -- 5.1%
$  5,000,000    3.375%, 02/15/08 ...............................    $  5,003,546
   5,000,000    2.920%, 03/13/08 ...............................       4,970,800
   5,000,000    2.970%, 04/24/08 ...............................       4,952,975
                                                                    ------------

TOTAL TREASURY BILL ............................................      14,927,321
                                                                    ============

TOTAL U.S. GOVERNMENT AGENCIES
(COST $290,724,294) -- 99.5% ...................................     290,724,294
                                                                    ============

TOTAL INVESTMENTS
(COST $290,724,294) -- 99.5% ...................................     290,724,294

Other assets less liabilities -- 0.5% ..........................       1,371,331
                                                                    ------------


TOTAL NET ASSETS -- 100.0%
  (equivalent to $1.00 per share;
  unlimited shares of $0.01 par value
  capital shares authorized;
  292,152,821 shares outstanding) ..............................    $292,095,625
                                                                    ============




VALUATION OF SECURITIES IS ON THE BASIS OF AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE.







SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
4                                              UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

MONEY MARKET FUND -- PRIME PORTFOLIO

--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

SHORT-TERM CORPORATE NOTES -- 46.7%
               Alaska Housing Finance Authority
$ 18,499,000     4.650%, 01/03/08 .............................     $ 18,494,221
               American Express Credit Corp.
  10,000,000     4.260%, 01/03/08 .............................        9,997,633
   1,500,000     4.300%, 01/09/08 .............................        1,499,463
   5,000,000     4.000%, 01/16/08 .............................        4,991,667
   2,810,000     3.000%, 05/16/08 .............................        2,785,853
               American Honda Finance Corp.
   1,900,000     4.300%, 01/08/08 .............................        1,898,411
   5,000,000     Variable Rate, 02/20/08(3) ...................        5,000,000
   1,000,000     4.250%, 03/11/083 ............................          998,463
               American International Group, Inc.
     500,000     2.875%, 05/15/08, callable ...................          495,244
               Archer Daniels Midland Co.
  10,000,000     4.280%, 01/14/08 .............................        9,984,581
   5,000,000     4.270%, 02/19/08 .............................        4,970,940
               Bank of Nova Scotia
  15,000,000     Variable Rate, 04/02/08 ......................       14,998,867
               Berkshire Hathaway Finance Corp.
   1,000,000     Variable Rate, 01/11/08 ......................        1,000,030
               Bristol-Meyers Squibb Co.
  11,534,000     4.000%, 08/15/08, callable ...................       11,460,250
               Credit Suisse USA, Inc.
   4,325,000     4.625%, 01/15/08, callable ...................        4,323,942
   5,000,000     Variable Rate, 06/03/08 ......................        5,003,610
               Danaher Corp.
  10,000,000     3.750%, 01/02/08 .............................        9,998,958
               Ecolab, Inc.
   8,054,000     4.320%, 01/02/08 .............................        8,053,028
               Emerson Electric Co.
  10,000,000     4.200%, 01/02/08 .............................        9,998,833
     315,000     4.270%, 01/04/08 .............................          314,888
               Florida Power & Light Co.
  15,099,000     4.350%, 01/04/08 .............................       15,093,527
   1,336,000     4.300%, 01/08/08 .............................        1,334,883
               General Electric Capital Corp.
  10,000,000     4.230%, 01/16/08 .............................        9,982,375
     400,000     4.300%, 01/17/08 .............................          399,236
  10,000,000     4.250%, 01/25/08 .............................        9,971,667




--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

SHORT-TERM CORPORATE NOTES (CONTINUED)
               Goldman Sachs Group, Inc.
$  6,690,000     4.125%, 01/15/08 .............................     $  6,686,726
  10,000,000     Variable Rate, 02/26/08 ......................       10,007,797
               HSBC Finance Corp.
  20,000,000     4.500%, 01/17/08 .............................       19,959,999
               International Business Machines Corp.
   4,450,000     3.800%, 02/01/08 .............................        4,445,129
  15,000,000     Variable Rate, 09/08/08, callable(3) .........       14,997,401
               International Lease Finance Corp.
  10,000,000     4.400%, 01/08/08 .............................        9,991,444
   2,500,000     3.300%, 01/23/08 .............................        2,496,934
               John Deere Bank S.A.
     539,000     4.370%, 02/05/08 .............................          536,720
               Medtronic, Inc.
   8,000,000     4.450%, 01/09/08 .............................        7,992,089
               Morgan Stanley
  10,000,000     Variable Rate, 01/11/08 ......................       10,000,432
               National Australia Funding
   1,100,000     4.340%, 01/11/08 .............................        1,098,674
               Northwestern University
  17,000,000     4.650%, 01/11/08 .............................       16,977,567
               Procter & Gamble
  10,000,000     4.230%, 01/22/08 .............................        9,975,325
               Stanley Works
   8,000,000     4.450%, 01/08/08 .............................        7,993,078
   4,809,000     4.500%, 01/30/08 .............................        4,791,568
               Suntrust Bank
  15,000,000     Variable Rate, 01/28/08 15,000,466
               Sysco Corp.
   5,000,000     4.190%, 03/17/08 .............................        4,955,772
               Toyota Motor Credit Corp.
   5,000,000     2.875%, 08/01/08 .............................        4,934,048
               Wells Fargo & Co.
   7,000,000     4.250%, 01/07/08 .............................        6,995,042
  10,000,000     4.250%, 01/14/08 .............................        9,984,653
               Westpack Banking
                 3,400,000 4.900%, 02/01/08 ...................        3,385,654
                                                                    ------------

TOTAL SHORT-TERM CORPORATE NOTES
(COST $336,257,088) -- 46.7% ...................................     336,257,088
                                                                    ============





                                                         CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                              5

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

MONEY MARKET FUND -- PRIME PORTFOLIO (CONTINUED)

--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 20.8%
               Austin, Texas Combined Utility System
$ 20,229,000     4.650%, 01/10/08 .............................     $ 20,205,484
               Brown University
  24,000,000     4.600%, 01/09/08 .............................       23,975,467
               Colorado Springs, Colorado
                 Utility Revenue Bonds
  20,000,000     Variable Rate, 11/01/27, callable ............       20,000,000
               Groton City, Connecticut
   4,500,000     5.000%, 10/09/08 .............................        4,500,974
               Iowa Finance Authority
                 Single Family Mortgage
   3,300,000     Variable Rate, 07/01/37, callable ............        3,300,000
               Leland Stanford Jr. University
  20,000,000     4.600%, 01/23/08 .............................       19,943,778
               Oakland County, Michigan
                 Taxable-Limited Tax Notes
   8,200,000     5.250%, 04/01/08 .............................        8,200,916
               Saginaw County, Michigan
                 Variable-Taxable-Limited Tax Notes
   2,790,000     Variable Rate, 03/01/10, callable ............        2,790,000
               South Carolina Public Service
  20,000,000     4.600%, 01/24/08 .............................       19,941,222
               St. Joseph County, Indiana
  20,077,000     4.600%, 01/04/08 .............................       20,069,304
               University of Michigan
   5,175,000     5.130%, 01/07/08 .............................        5,175,000
               Vanderbilt University
   1,609,000     4.750%, 01/10/08 .............................        1,607,089
                                                                    ------------

TOTAL MUNICIPAL BONDS
(COST $149,709,234) -- 20.8% ..................................      149,709,234
                                                                    ============




--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES -- 32.5%
FEDERAL FARM CREDIT BANK -- 3.3%
$  1,123,000    3.500%, 01/07/08 ...............................    $  1,122,345
   8,583,000    4.310%, 02/05/08 ...............................       8,547,035
  10,000,000    3.375%, 06/12/08 ...............................       9,957,205
   3,800,000    4.490%, 12/04/08, callable .....................       3,800,000
                                                                    ------------

TOTAL FEDERAL FARM CREDIT BANK .................................      23,426,585
                                                                    ============

FEDERAL HOME LOAN BANK -- 24.0%
  22,714,000    3.100%, 01/02/08 ...............................      22,711,635
  10,000,000    4.240%, 01/07/08 ...............................       9,994,167
   2,634,000    4.230%, 01/15/08 ...............................       2,629,585
  15,000,000    4.240%, 01/18/08 ...............................      14,969,967
   5,000,000    5.000%, 01/23/08 ...............................       5,000,000
   5,000,000    5.125%, 01/23/08 ...............................       5,001,894
  12,055,000    5.250%, 01/23/08 ...............................      12,055,151
  10,000,000    Variable Rate, 01/24/08 ........................      10,000,000
   5,000,000    4.270%, 01/25/08 ...............................       4,985,767
   1,000,000    4.260%, 01/28/08 ...............................         996,805
   5,000,000    4.080%, 01/30/08 ...............................       4,984,662
   1,300,000    4.300%, 02/01/08 ...............................       1,295,186
   5,000,000    Variable Rate, 02/28/08 ........................       5,000,000
  10,000,000    4.875%, 03/05/08 ...............................      10,008,093
  13,000,000    Variable Rate, 03/14/08 ........................      13,000,000
  10,000,000    4.375%, 04/21/08 ...............................      10,003,772
     712,000    4.130%, 04/30/08 ...............................         702,198
   9,000,000    3.650%, 08/14/08, callable .....................       8,940,979
   1,250,000    5.500%, 08/15/08 ...............................       1,258,351
   1,250,000    4.250%, 09/12/08 ...............................       1,248,785
   8,000,000    4.600%, 10/29/08, callable .....................       8,000,000
  10,000,000    4.500%, 11/28/08, callable .....................      10,000,000
  10,000,000    Variable Rate, 12/01/08 ........................      10,000,000
                                                                    ------------

TOTAL FEDERAL HOME LOAN BANK ...................................     172,786,997
                                                                    ============


--------------------------------------------------------------------------------
6                                              UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

MONEY MARKET FUND -- PRIME PORTFOLIO (CONTINUED)

--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

FEDERAL HOME LOAN
MORTGAGE CORPORATION -- 2.5%
$  5,000,000    4.310%, 01/03/08 ...............................    $  4,998,803
  13,200,000    4.625%, 02/21/08 ...............................      13,202,230
                                                                    ------------

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION ...................      18,201,033
                                                                    ============

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.3%
   4,535,000    5.250%, 01/02/08 ...............................       4,535,000
   5,000,000    4.240%, 02/22/08 ...............................       4,969,378
                                                                    ------------

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION ....................       9,504,378
                                                                    ============





--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

TREASURY BILLS -- 1.4%
$  5,000,000    3.375%, 02/15/08 ...............................    $  5,003,546
   5,000,000    3.990%, 04/24/08 ...............................       4,953,054
                                                                    ------------

TOTAL TREASURY BILLS
(COST $9,956,601) ..............................................       9,956,600
                                                                    ============

TOTAL U.S. GOVERNMENT AGENCIES
(COST $233,875,593) -- 32.5% ...................................     233,875,593
                                                                    ============

TOTAL INVESTMENTS
(COST $719,841,915) -- 100.0% ..................................     719,841,915

Other assets less liabilities -- 0.0% ..........................         154,717
                                                                    ------------

TOTAL NET ASSETS -- 100.0%
  (equivalent to $1.00 per share;
  unlimited shares of $0.01 par value
  capital shares authorized;
  720,128,735 shares outstanding) ..............................    $719,996,632
                                                                    ============



VALUATION OF SECURITIES IS ON THE BASIS OF AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE.


(3) 144A RESTRICTED SECURITY




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                              7
photo omitted


OBJECTIVE:

THE UMB SCOUT TAX-FREE
MONEY MARKET FUND SEEKS
THE HIGHEST LEVEL OF INCOME
EXEMPT FROM FEDERAL INCOME
TAX CONSISTENT WITH QUALITY
AND MATURITY STANDARDS.


TAX-FREE MONEY MARKET FUND

The UMB Scout Tax-Free Money Market Fund provided a return of 3.14%, 1.80% and 2.12% for the one-, five- and ten-year periods ended December 31, 2007. The 7-day yield was 2.82% and the effective yield was 2.85% as of December 31, 2007. The Lipper Tax-Exempt Money Market Index posted an average of 3.15%, 1.84% and 2.20% for the one-, five- and ten-year periods ended December 31, 2007. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED HERE. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END AND 7-DAY YIELD, PLEASE CALL 800-996-2862 OR VISIT WWW.UMBSCOUTFUNDS.COM. THE PERFORMANCE DATA REFLECTS THE PERFORMANCE OF THE INVESTOR CLASS SHARES. PERFORMANCE OF THE SERVICE CLASS SHARES OF THE FUND WILL BE LOWER BASED ON DIFFERENCES IN EXPENSES PAID BY SHAREHOLDERS IN THE DIFFERENT CLASSES.

During 2007, short-term interest rates remained relatively stable for the first seven months of the year. This was a continuation of a period of stable rates which existed since June 2006 and which followed a two-year period in which the Federal Open Market Committee (the "FOMC") increased its target for the Federal Funds rate from 1% to 5 (1)/4%. However, in August 2007, investors' concerns over "subprime" mortgage loans and the housing market prompted the Federal Reserve to lower the Discount Rate by a half a point. In September, the Federal Reserve and the FOMC lowered both the Discount Rate and the target for the Federal Funds rate by a half point each. This was followed by further rate cuts in October and December as concerns related to the housing market and the economy began to increase. By year-end, the Federal Funds target rate and Discount Rate were 1% and 1(1)/2% lower, respectively, than at the beginning of the year.

During these times of increased uncertainty and volatility in the financial markets, some investors may find money market funds to be an attractive, temporary alternative to equity and fixed income funds.


--------------------------------------------------------------------------------
8                                              UMB SCOUT FUNDS SEMIANNUAL REPORT

The Advisor invests primarily in high-quality, short-term debt obligations that are exempt from federal income tax in pursuing the Fund's objective of achieving the highest level of income exempt from federal income tax consistent with quality and maturity standards. It is the intention of the Advisor to continue to emphasize safety of principal as it considers securities for any UMB Scout Money Market Fund.

Thank you for your continued support of the UMB Scout Funds.

JEANNE K. GIROUX
GREGORY E. JERZYK
SCOUT INVESTMENT ADVISORS, INC.



FUND DIVERSIFICATION
UMB SCOUT TAX-FREE MONEY MARKET FUND (UMTXX)

pie chart omitted


Demand Notes ..............................   85%
Commercial Paper ..........................   15%
-------------------------------------------------
BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2007.
SUBJECT TO CHANGE.



AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. INCOME FROM THE FUND MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX, AS WELL AS STATE AND LOCAL TAXES.




--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                              9

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
     PRINCIPAL
      AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

ALASKA
                Alaska Housing Finance Corp.
$    460,000      Variable Rate, 12/01/24 ......................    $    460,000
   3,090,000      Variable Rate, 06/01/37 ......................       3,090,000
                City of Valdez, AK
   4,000,000      Variable Rate, 07/01/37 .....................        4,000,000

ARIZONA
                Salt River Project, Commercial Paper
    5,000,000     3.270%, 01/09/08 .............................       5,000,000

COLORADO
                Colorado Housing & Finance Authority
   2,000,000      Variable Rate, 10/15/16 ......................       2,000,000

CONNECTICUT
                Connecticut State Health & Education
   2,200,000      Variable Rate, 07/01/29 ......................       2,200,000
     500,000      Variable Rate, 07/01/32 ......................         500,000
                State of Connecticut
   1,500,000      Variable Rate, 02/15/21 ......................       1,500,000
     700,000      Variable Rate, 05/15/14 ......................         700,000

FLORIDA
                Florida State Board of Education
     180,000      4.750%, 06/01/28 .............................         182,506

GEORGIA
                Metropolitan Atlanta Rapid Transit Authority
   3,800,000      Variable Rate, 07/01/25 ......................       3,800,000

ILLINOIS
                Chicago Board of Education
     525,000      Variable Rate, 03/01/32 ......................         525,000
                Du Page County Community High
                  School District No. 108
     125,000      4.000%, 01/01/08 .............................         125,000
     765,000      4.000%, 01/01/08 .............................         765,000
                Illinois Housing Development Authority
     200,000      Variable Rate, 01/01/08 ......................         200,000
                State of Illinois
     100,000      5.000%, 10/01/08 .............................         101,329
                University of Illinois
     150,000      4.500%, 03/15/08 .............................         150,214



--------------------------------------------------------------------------------
     PRINCIPAL
      AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

INDIANA
                Indiana University
$  1,775,000      Variable Rate, 11/01/29 ......................    $  1,775,000
                Purdue University
   1,975,000      Variable Rate, 07/01/33 ......................       1,975,000

KANSAS
                Kansas State Dept. of Transportation,
                  Highway Revenue
     335,000      5.500%, 09/01/08 .............................         339,224
   3,845,000      Variable Rate, 03/01/12 ......................       3,845,000
   3,200,000      Variable Rate, 09/01/20 ......................       3,200,000

LOUISIANA
                Louisiana Public Facilities Authority
     500,000      5.150%, 01/01/19 .............................         510,000

MARYLAND
                Montgomery County Housing
                  Opportunities Commission
                  Housing Revenue
     550,000      Variable Rate, 08/01/15 ......................         550,000

MASSACHUSETTS
                Commonwealth of Massachusetts
     950,000      Variable Rate, 08/01/15 ......................         950,000
     500,000      Variable Rate, 12/01/30 ......................         500,000

MICHIGAN
                Detroit, MI
     900,000      Variable Rate, 07/01/29 ......................         900,000

MINNESOTA
                Western Minnesota Municipal Power Agency
     400,000      5.375%, 01/01/08 .............................         400,000

MISSISSIPPI
                State of Mississippi
     300,000      6.200%, 02/01/08 .............................         300,375

MISSOURI
                Missouri State Health &
                  Educational Facilities Authority
   1,500,000      Variable Rate, 09/01/30 ......................       1,500,000
   1,100,000      Variable Rate, 09/01/30 ......................       1,100,000
     500,000      Variable Rate, 09/01/30 ......................         500,000
   3,100,000      Variable Rate, 03/01/40 ......................       3,100,000




--------------------------------------------------------------------------------
10                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
     PRINCIPAL
      AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

NEBRASKA
                Nebraska Public Power District,
                  Commercial Paper
$  1,000,000      3.100%, 01/08/08 .............................      $1,000,000
                Omaha Public Power District
     250,000      4.500%, 02/01/08 .............................         250,110

NEW YORK
                New York City Municipal
                  Water Finance Authority
     500,000      Variable Rate, 06/15/33 ......................         500,000

NORTH CAROLINA
                Buncombe County, NC
     485,000      Variable Rate, 12/01/12 ......................         485,000
     580,000      Variable Rate, 12/01/18 ......................         580,000
     755,000      Variable Rate, 12/01/20 ......................         755,000
     580,000      Variable Rate, 12/01/21 ......................         580,000
     200,000      Variable Rate, 12/01/25 ......................         200,000
                City of Charlotte, NC
     720,000      Variable Rate, 07/01/36 ......................         720,000
                County of Wake, NC
   7,000,000      Variable Rate, 03/01/24 ......................       7,000,000
                Mecklenburg County, NC
   1,295,000      Variable Rate, 02/01/26 ......................       1,295,000
                New Hanover County, NC
     300,000      Variable Rate, 02/01/26 ......................         300,000
                North Carolina Medical Care Commission
     500,000      5.000%, 02/15/29 .............................         505,766
                State of North Carolina
     500,000      Variable Rate, 05/01/21 ......................         500,000
                University of North Carolina
                  at Chapel Hill
   3,280,000      Variable Rate, 02/01/29 ......................       3,280,000

OHIO
                City of Columbus, OH
   1,600,000      Variable Rate, 06/01/11 ......................       1,600,000
                County of Franklin, OH
   3,000,000      Variable Rate, 12/01/30 ......................       3,000,000

PENNSYLVANIA
                Beaver County Industrial
                  Development Authority
  3,350,000       Variable Rate, 12/01/20 ......................       3,350,000




--------------------------------------------------------------------------------
     PRINCIPAL
      AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

RHODE ISLAND
                Rhode Island Health & Educational
                  Building Corp.
$  4,000,000      Variable Rate, 05/01/35 ......................    $  4,000,000

SOUTH CAROLINA
                Piedmont Municipal Power Agency
     400,000      Variable Rate, 01/01/19 ......................         400,000
                South Carolina Public Authority Revenue,
                   Commercial Paper
   2,400,000      2.900%, 01/03/08 .............................       2,400,000

SOUTH DAKOTA
                South Dakota Housing
                   Development Authority
   6,800,000       Variable Rate, 05/01/32 .....................       6,800,000

TENNESSEE
                Metropolitan Government
                  Nashville & Davidson
                  County, TN
     800,000      Variable Rate, 08/15/32 ......................         800,000
   1,440,000      Variable Rate, 10/01/30 ......................       1,440,000

TEXAS
                Brownsville Utility, TX,
                  Commercial Paper
   2,000,000      3.520%, 01/11/08 .............................       2,000,000
   1,700,000      3.540%, 01/10/08 .............................       1,700,000
                City of Brownsville, TX
     500,000      Variable Rate, 09/01/27 ......................         500,000
                City of Houston, TX
     480,000      5.000%, 03/01/08 .............................         481,113
     500,000      5.250%, 03/01/10 .............................         501,686
                City of San Antonio, TX
   1,265,000      5.000%, 02/01/08 .............................       1,266,489
     700,000      Variable Rate, 05/15/33 ......................         700,000
                Harris County Industrial
                  Development Corp.
   3,800,000      Variable Rate, 03/01/24 ......................       3,800,000
                Harris County, TX,
                Commercial Paper
   3,800,000      3.360%, 01/16/08 .............................       3,800,000
                Harris County Water Control
                  & Improvement District
   1,200,000      5.700%, 05/01/19 .............................       1,209,890


                                                         CONTINUED ON NEXT PAGE.

--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             11

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
     PRINCIPAL
      AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

TEXAS (CONTINUED)
                Health, TX
$    520,000      4.000%, 02/15/08 .............................    $    520,369
                San Antonio, TX
   3,345,000      4.000%, 08/01/08 .............................       3,358,244
                San Antonio Water Works,
                  Commercial Paper
     900,000      3.320%, 01/07/08 .............................         900,000
                Southwest Higher Education Authority
   1,175,000      Variable Rate, 07/01/15 ......................       1,175,000
                Texas Public Financial Authority,
                  Commercial Paper
   1,000,000      2.850%, 01/07/08 .............................       1,000,000
   3,000,000      3.320%, 01/07/08 .............................       3,000,000
   1,500,000      3.440%, 01/15/08 .............................       1,500,000
                Tyler Independent School District
     870,000      5.250%, 02/15/08 .............................         872,097
                Waco Educational Finance Corp.
   4,300,000      Variable Rate, 02/01/32 ......................       4,300,000

UTAH
                Granger-Hunter Improvement District
     350,000      5.000%, 03/01/18 .............................         350,678
                County of Salt Lake, UT
   2,600,000      Variable Rate, 02/01/08 ......................       2,600,000
                Washington County School
                  District, St. George, UT
     855,000      3.125%, 03/01/08 .............................         854,910




--------------------------------------------------------------------------------
     PRINCIPAL
      AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

VIRGINIA
                Virginia Public Building Authority
$  4,000,000      Variable Rate, 08/01/25 ......................    $  4,000,000


WASHINGTON
                County of King, WA
   5,900,000      Variable Rate, 01/01/36 ......................       5,900,000
                Spokane, WA
     500,000      5.250%, 01/01/08 .............................         500,000
                State of Washington
     185,000      4.250%, 01/01/08 .............................         185,000
                Energy Northwest
   1,000,000      Variable Rate, 07/01/17 ......................       1,000,000

WEST VIRGINIA
                Marshall County, WV
   5,200,000      Variable Rate, 12/01/20 ......................       5,200,000

WISCONSIN
                Greenfield School District
   3,000,000      4.000%, 04/11/08 .............................       3,002,715
                                                                    ------------
TOTAL INVESTMENTS
(COST $144,662,715) -- 99.7% ...................................     144,662,715

Other assets less liabilities -- 0.3% ..........................         484,037
                                                                    ------------


TOTAL NET ASSETS -- 100.0%
  (equivalent to $1.00 per share;
  unlimited shares of $0.01 par value
  capital shares authorized;
  145,227,329 shares outstanding) ..............................    $145,146,752
                                                                    ============



VALUATION OF SECURITIES IS ON THE BASIS OF AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
12                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007 (UNAUDITED)
(IN THOUSANDS EXCEPT PER SHARE DATA)

---------------------------------------------------------------------------------------
                                                MONEY         MONEY
                                                MARKET        MARKET
                                                 FUND          FUND        TAX-FREE
                                                FEDERAL        PRIME      MONEY MARKET
                                               PORTFOLIO     PORTFOLIO        FUND
---------------------------------------------------------------------------------------

ASSETS:
  Investment securities at cost .............   $ 290,724    $ 719,842    $ 144,663
                                                ===================================
  Investment securities at value ............   $ 290,724    $ 719,842    $ 144,663
  Cash ......................................         395           --          192
  Receivables:
   Interest .................................       1,844        2,729          584
   Fund shares sold .........................          --           24           --
  Prepaid and other assets ..................          29           85           24
                                                -----------------------------------
   Total assets .............................     292,992      722,680      145,463
                                                -----------------------------------
LIABILITIES:
  Disbursements in excess of
    demand deposit money ....................          --          629           --
  Payables:
   Fund shares redeemed .....................          13          114           --
   Dividends payable ........................         840        1,830          292
   Accrued investment advisory fees .........          14           41            7
   Accrued administration and fund
     accounting fees ........................          26           49           14
   Accrued shareholder servicing fees .......          --           --           --
   Accrued custody fees .....................          --           --           --
   Accrued registration fees ................          --           --           --
   Accrued distribution fees ................           1           19            2
   Other accrued expenses ...................           2            1            1
                                                -----------------------------------
    Total liabilities .......................         896        2,683          316
                                                -----------------------------------
NET ASSETS ..................................   $ 292,096    $ 719,997    $ 145,147
                                                ===================================
NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)   $ 292,119    $ 720,100    $ 145,172
  Accumulated undistributed income:
   Net realized gain (loss) on
    investment and foreign currency
    transactions ............................         (23)        (103)         (25)
                                                -----------------------------------
NET ASSETS APPLICABLE
TO OUTSTANDING SHARES .......................   $ 292,096    $ 719,997    $ 145,147
                                                ===================================
Capital Shares, $1.00 par value
  ($0.01 par value for Money Market
  Funds and Tax-Free Money Market Fund):
  Authorized ................................   Unlimited    Unlimited    Unlimited
                                                ===================================
  Investor Class of Shares ..................     290,137      703,967      140,567
  Service Class of Shares ...................       2,016       16,162        4,661
                                                -----------------------------------
TOTAL SHARES OUTSTANDING ....................     292,153      720,129      145,228
                                                ===================================
NET ASSET VALUE PER SHARE INVESTOR SHARES ...   $    1.00    $    1.00    $    1.00
                                                ===================================
NET ASSET VALUE PER SHARE SERVICE SHARES ....   $    1.00    $    1.00    $    1.00
                                                ===================================





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             13

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007 (UNAUDITED)
(IN THOUSANDS)

------------------------------------------------------------------------------------------
                                                     MONEY        MONEY
                                                     MARKET       MARKET
                                                      FUND         FUND          TAX-FREE
                                                     FEDERAL       PRIME      MONEY MARKET
                                                    PORTFOLIO    PORTFOLIO       FUND
------------------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest income ................................   $ 6,872      $17,407      $ 2,459
                                                     ---------------------------------
    Total investment income ......................     6,872       17,407        2,459
                                                     ---------------------------------
EXPENSES:
  Investment advisory fees .......................       432        1,188          207
  Administration and fund accounting fees ........       147          276           76
  Shareholder servicing fees .....................        28           34           23
  Professional fees ..............................        19           22           16
  Federal and state registration fees ............        14           17           14
  Custody fees ...................................        16           30           12
  Reports to shareholders ........................        11           27            7
  Insurance fees .................................         3            7            1
  Directors' fees ................................         4            9            2
  Distribution fees ..............................         1           19            2
  Other expenses .................................         4           41            6
                                                     ---------------------------------
    Total expenses ...............................       679        1,670          366
                                                     ---------------------------------
  Net expenses ...................................       679        1,670          366
                                                     ---------------------------------
  Net investment income (loss) ...................     6,193       15,737        2,093
                                                     ---------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain (loss) from investment and
    foreign currency transactions ................         1           26           --
                                                     ---------------------------------
  Net realized and unrealized gain (loss)
    on investments and foreign currencies ........         1           26           --
                                                     ---------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ....................   $ 6,194      $15,763      $ 2,093
                                                     =================================







SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
14                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)
---------------------------------------------------------------------------------------
                                                  MONEY MARKET FUND - FEDERAL PORTFOLIO
                                                  -------------------------------------
                                                    SIX MONTHS ENDED
                                                   DECEMBER 31, 2007        YEAR ENDED
                                                       (UNAUDITED)        JUNE 30, 2007
---------------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ...................     $   6,193            $  11,541
  Net realized gain (loss) from investmen
    and foreign currency transactions ............             1                   (2)
                                                       ------------------------------
  Net increase (decrease) in net assets
    resulting from operations ....................         6,194               11,539
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
   Investor Shares ...............................        (6,186)             (11,541)
   Service Shares ................................            (7)                  --
                                                       ------------------------------
  Total distributions to shareholders ............        (6,193)             (11,541)
CAPITAL SHARE TRANSACTIONS:
  Investor Shares
   Shares sold ...................................       265,623              453,547
   Shares issued for reinvestment
     of distributions ............................           825                1,576
   Shares redeemed ...............................      (254,626)            (381,402)
                                                       ------------------------------
   Net increase (decrease) from capital
     share transactions ..........................        11,822               73,721
  Service Shares
   Shares sold ...................................         4,501                   --
   Shares issued for reinvestment
     of distributions ............................            --                   --
   Shares redeemed ...............................        (2,485)                  --
                                                       ------------------------------
   Net increase (decrease) from capital
    share transactions ...........................         2,016                   --
  Net increase (decrease) from capital
   share transactions ............................        13,838               73,721
  Net increase (decrease) in net assets ..........        13,839               73,719
NET ASSETS:
  Beginning of period ............................       278,257              204,538
                                                       ------------------------------
  End of period ..................................     $ 292,096            $ 278,257
                                                       ==============================
TRANSACTIONS IN SHARES:
  Investor Shares
   Shares sold ...................................       265,623              453,548
   Shares reinvested .............................           824                1,576
   Shares redeemed ...............................      (254,626)            (381,402)
                                                       ------------------------------
  Net increase/(decrease) ........................        11,821               73,722
  Service Shares
   Shares sold ...................................         4,501                   --
   Shares reinvested .............................            --                   --
   Shares redeemed ...............................        (2,485)                  --
                                                       ------------------------------
  Net increase/(decrease) ........................         2,016                   --
Net increase/(decrease) ..........................        13,837               73,722
                                                       ==============================






SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                CONTINUED ON NEXT PAGE.


--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             15

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

--------------------------------------------------------------------------------------
                                                   MONEY MARKET FUND - PRIME PORTFOLIO
                                                   -----------------------------------
                                                    SIX MONTHS ENDED
                                                   DECEMBER 31, 2007       YEAR ENDED
                                                     (UNAUDITED)         JUNE 30, 2007
--------------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) .................    $    15,737          $    31,253
  Net realized gain (loss) from investment
    and foreign currency transactions ..........             26                  (19)
                                                    --------------------------------
  Net increase (decrease) in net assets
    resulting from operations ..................         15,763               31,234
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Investor Shares ............................        (15,597)             (31,253)
    Service Shares .............................           (140)                  --
                                                    --------------------------------
  Total distributions to shareholders ..........        (15,737)             (31,253)
CAPITAL SHARE TRANSACTIONS:
  Investor Shares
    Shares sold ................................        821,873            1,809,713
    Shares issued for reinvestment
      of distributions .........................          4,088                7,563
    Shares redeemed ............................       (793,628)          (1,717,317)
                                                    --------------------------------
    Net increase (decrease) from capital
      share transactions .......................         32,333               99,959
  Service Shares
    Shares sold ................................         38,813                   --
    Shares issued for reinvestment
      of distributions .........................             --                   --
    Shares redeemed ............................        (22,651)                  --
                                                    --------------------------------
    Net increase (decrease) from capital
      share transactions .......................         16,162                   --
  Net increase (decrease) from capital
    share transactions .........................         48,495               99,959
  Net increase (decrease) in net assets ........         48,521               99,940
NET ASSETS:
  Beginning of period ..........................        671,476              571,536
                                                    --------------------------------
  End of period ................................    $   719,997          $   671,476
                                                    ================================
TRANSACTIONS IN SHARES:
  Investor Shares
    Shares sold ................................        821,872            1,809,713
    Shares reinvested ..........................          4,088                7,563
    Shares redeemed ............................       (793,628)          (1,717,316)
                                                    --------------------------------
    Net increase/(decrease) ....................         32,332               99,960
  Service Shares
    Shares sold ................................         38,813                   --
    Shares reinvested ..........................             --                   --
    Shares redeemed ............................        (22,651)                  --
                                                    --------------------------------
    Net increase/(decrease) ....................         16,162                   --
Net increase/(decrease) ........................         48,494               99,960
                                                    ================================






SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
16                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

-----------------------------------------------------------------------------------------
                                                        TAX-FREE MONEY MARKET FUND
                                                   --------------------------------------
                                                   SIX MONTHS ENDED
                                                   DECEMBER 31, 2007         YEAR ENDED
                                                      (UNAUDITED)          JUNE 30, 2007
-----------------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) ...................     $   2,093             $   4,107
  Net realized gain (loss) from investment
   and foreign currency transactions .............            --                     1
                                                       -------------------------------
  Net increase (decrease) in net assets
   resulting from operations .....................         2,093                 4,108
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
   Investor Shares ...............................        (2,084)               (4,107)
   Service Shares ................................            (9)                   --
                                                       -------------------------------
  Total distributions to shareholders ............        (2,093)               (4,107)
CAPITAL SHARE TRANSACTIONS:
  Investor Shares
   Shares sold ...................................       129,396               320,618
   Shares issued for reinvestment
    of distributions .............................           223                   275
   Shares redeemed ...............................      (129,138)             (291,216)
                                                       -------------------------------
   Net increase (decrease) from capital
    share transactions ...........................           481                29,677
  Service Shares
   Shares sold ...................................         5,178                    --
   Shares issued for reinvestment
     of distributions ............................            --                    --
   Shares redeemed ...............................          (517)                   --
                                                       -------------------------------
   Net increase (decrease) from capital
    share transactions ...........................         4,661                    --
  Net increase (decrease) from capital
   share transactions ............................         5,142                29,677
  Net increase (decrease) in net assets ..........         5,142                29,678
NET ASSETS:
  Beginning of period ............................       140,005               110,327
                                                       -------------------------------
  End of period ..................................     $ 145,147             $ 140,005
                                                       ===============================
TRANSACTIONS IN SHARES:
  Investor Shares
   Shares sold ...................................       129,396               320,618
   Shares reinvested .............................           223                   275
   Shares redeemed ...............................      (129,138)             (291,216)
                                                       -------------------------------
   Net increase/(decrease) .......................           481                29,677
  Service Shares
   Shares sold ...................................         5,178                    --
   Shares reinvested .............................            --                    --
   Shares redeemed ...............................          (517)                   --
                                                       -------------------------------
   Net increase/(decrease) .......................         4,661                    --
Net increase/(decrease) ..........................         5,142                29,677
                                                       ===============================





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             17

FINANCIAL HIGHLIGHTS
PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.


UMB SCOUT MONEY MARKET FUND -- FEDERAL PORTFOLIO

-----------------------------------------------------------------------------------------------------------------
                                       SIX MONTHS ENDED
                                       DECEMBER 31, 2007              FOR THE PERIODS ENDED JUNE 30,
                                         (UNAUDITED)        2007       2006        2005        2004        2003
-----------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..   $  1.00        $  1.00     $  1.00     $  1.00     $  1.00     $   1.00
                                          -----------------------------------------------------------------------
  Income from investment operations:
    Net investment income .............      0.02           0.05        0.04        0.02        0.01         0.01
                                          -----------------------------------------------------------------------
  Distributions from:
    Net investment income .............     (0.02)         (0.05)      (0.04)      (0.02)      (0.01)       (0.01)
                                          -----------------------------------------------------------------------
Net asset value, end of period ........   $  1.00        $  1.00     $  1.00     $  1.00     $  1.00     $   1.00
                                          =======================================================================
Total return ..........................      2.19%(a)       4.82%       3.62%       1.69%       0.52%        0.92%
                                          =======================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)   $   290        $   278     $   205     $   203     $   210     $    334
Ratio of expenses to average net assets      0.47%          0.46%       0.50%       0.51%       0.51%        0.51%
Ratio of net investment income
  to average net assets ...............      4.29%          4.73%       3.58%       1.65%       0.52%        0.91%







UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO

-----------------------------------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED
                                     DECEMBER 31, 2007                  FOR THE PERIODS ENDED JUNE 30,
                                        (UNAUDITED)        2007        2006        2005        2004        2003
-----------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..   $  1.00        $  1.00     $  1.00     $  1.00     $  1.00     $   1.00
                                          -----------------------------------------------------------------------
  Income from investment operations:
    Net investment income .............      0.02           0.05        0.04        0.02        0.01         0.01
                                          -----------------------------------------------------------------------
  Distributions from:
    Net investment income .............     (0.02)         (0.05)      (0.04)      (0.02)      (0.01)       (0.01)
                                          -----------------------------------------------------------------------
Net asset value, end of period ........   $  1.00        $  1.00     $  1.00     $  1.00     $  1.00     $   1.00
                                          =======================================================================
Total return ..........................      2.29%(a)       4.90%       3.68%       1.71%       0.54%        0.95%
                                          =======================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)   $   704        $   671     $   572     $   517     $   587     $  1,011
Ratio of expenses to average net assets      0.47%          0.46%       0.50%       0.50%       0.51%        0.50%
Ratio of net investment income
  to average net assets ...............      4.47%          4.80%       3.64%       1.69%       0.54%        0.94%

(A)  NOT ANNUALIZED.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
18                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS
PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.


UMB SCOUT TAX-FREE MONEY MARKET FUND

----------------------------------------------------------------------------------------------------------------
                                       SIX MONTHS ENDED
                                       DECEMBER 31, 2007            FOR THE PERIODS ENDED JUNE 30,
                                         (UNAUDITED)       2007        2006       2005         2004      2003
----------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..   $  1.00        $  1.00     $  1.00     $  1.00     $  1.00    $  1.00
                                          ----------------------------------------------------------------------
  Income from investment operations:
    Net investment income .............      0.02           0.03        0.02        0.01           --      0.01
                                          ----------------------------------------------------------------------
  Distributions from:
    Net investment income .............     (0.02)         (0.03)      (0.02)      (0.01)          --     (0.01)
                                          ----------------------------------------------------------------------
Net asset value, end of period ........   $  1.00        $  1.00     $  1.00     $  1.00     $  1.00    $  1.00
                                          ======================================================================
Total return ..........................      1.54%(a)       3.14%       2.37%       1.25%       0.42%      0.71%
                                          ======================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)   $   140        $   140     $   110     $   147     $   146    $   197
Ratio of expenses to average net assets      0.52%          0.49%       0.53%       0.51%       0.51%      0.51%
Ratio of net investment income
  to average net assets ...............      3.01%          3.10%       2.33%       1.24%       0.42%      0.70%

(A) NOT ANNUALIZED.






--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             19

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007 (UNAUDITED)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The UMB Scout Money Market Fund - Federal Portfolio ("Money Market - Federal Portfolio"), UMB Scout Money Market Fund - Prime Portfolio ("Money Market - Prime Portfolio") and UMB Scout Tax-Free Money Market Fund ("Tax-Free Money Market"), (individually referred to as a "Fund," or collectively as the "Funds") are mutual funds offered by UMB Scout Funds, a Delaware statutory trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Funds' investment objectives are as follows:

FUND                                  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Money Market - Federal Portfolio .....Maximum income consistent with safety of principal and liquidity
Money Market - Prime Portfolio .......Maximum income consistent with safety of principal and liquidity
Tax-Free Money Market ................Highest level of income exempt from federal income tax consistent with quality
                                      and maturity standards
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

a) SECURITY VALUATIONS -- Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses from investment transactions are reported on the identified cost basis, which is also used for income tax purposes.

b) FEDERAL INCOME TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore no federal income tax provision is required.

     As of June 30, 2007, the following Funds had net capital loss carryovers:

                     MONEY MARKET            MONEY MARKET
                        FUND                    FUND               TAX-FREE
                       FEDERAL                 PRIME              MONEY MARKET
(IN THOUSANDS)        PORTFOLIO              PORTFOLIO               FUND
--------------------------------------------------------------------------------

For losses expiring June 30,
     2011 .............   $ --                  $  1                 $ 25
     2012 .............     --                    --                   --
     2013 .............     --                    --                   --
     2014 .............     20                   106                   --
     2015 .............      1                     3                   --
                          -----------------------------------------------
Total .................   $ 21                 $ 110                 $ 25
                          ===============================================

     Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

     As of June 30, 2007, Money Market Fund - Federal Portfolio and Money Market Fund - Prime Portfolio had (in thousands): $3, and $20, respectively, of post-October losses, which are deferred until July 1, 2007 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

--------------------------------------------------------------------------------
20                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

DECEMBER 31, 2007 (UNAUDITED)



c) DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These reclassifications are due to differing treatment for items such as deferral of wash sales, net operating losses and post-October capital losses.

     For Federal income tax purposes the Tax-Free Money Market Fund designates tax-exempt income dividends of (in thousands) $4,108 for the year ended June 30, 2007.

d) AMORTIZATION -- Discounts and premiums on securities purchased are amortized over the life of the respective securities.

e) USE OF ESTIMATES -- The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

f) GUARANTEES AND INDEMNIFICATIONS -- In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

2.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) INVESTMENT ADVISORY FEES -- The Trust, on behalf of the Funds, has entered into an Investment Advisory Agreement (the "Agreement") with Scout Investment Advisors, Inc. (the "Advisor"). Each of the Funds was subject to the following fees under the Agreement for the period from July 1, 2007 through December 31, 2007:

     Money Market - Federal Portfolio and Tax-Free Money Market -- 0.30% of average daily net assets.

     Money Market - Prime Portfolio -- 0.34% of average daily net assets.

b) ADMINISTRATION AND FUND ACCOUNTING FEES -- The Trust, on behalf of the Funds, has entered into an Administration and Fund Accounting Agreement with UMB Fund Services, Inc. ("UMBFS"), an affiliate of the Advisor. Each of the Funds was subject to the following fees under the Administration and Fund Accounting Agreement for the period from July 1, 2007 through December 31, 2007 -- 0.10% of the first $250 million of average daily net assets, 0.075% of the next $250 million of average daily net assets, 0.050% of the next $250 million of average daily net assets and 0.030% of average daily net assets over $750 million.

c) SHAREHOLDER SERVICING FEES -- UMBFS also serves as the Funds' transfer agent. UMBFS is paid a fee for these services based on the number of shareholder accounts and activity levels.


--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             21

DECEMBER 31, 2007 (UNAUDITED)




d) CUSTODIAN FEES -- UMB Bank, n.a. (the "Bank"), an affiliate of the Advisor, serves as the Funds' custodian. The Bank receives a fee for its services based on the value of securities held in the Funds and the number of transactions.

e) GENERAL -- Certain of the Officers and Directors of the Trust are Officers and Directors of one or more of the above companies.

3.   INVESTMENT TRANSACTIONS

     The aggregate amount of security transactions during the six months ended December 31, 2007, excluding short-term investments, were as follows:

                                                  OTHER THAN
                                                U.S. GOVERNMENT  U.S. GOVERNMENT
(IN THOUSANDS)                                    SECURITIES       SECURITIES
--------------------------------------------------------------------------------

MONEY MARKET FUND - FEDERAL PORTFOLIO:
  Purchases ..................................    $       --          $5,146,881
  Sale/Maturity proceeds .....................    $       --          $5,132,969

MONEY MARKET FUND - PRIME PORTFOLIO:
  Purchases ..................................    $7,525,674          $2,596,687
  Sale/Maturity proceeds .....................    $7,616,456          $2,471,856

TAX-FREE MONEY MARKET FUND:
  Purchases ..................................    $  310,645          $       --
  Sale/Maturity proceeds .....................    $  305,138          $       --

4. FEDERAL TAX INFORMATION

At December 31, 2007, the cost of securities on a tax basis for federal income tax purposes were as follows:

                                  MONEY MONEY
                                    MARKET              MARKET        TAX-FREE
                                     FUND                FUND           MONEY
                                    FEDERAL             PRIME           MARKET
(IN THOUSANDS)                     PORTFOLIO          PORTFOLIO          FUND
--------------------------------------------------------------------------------
Cost of securities on a
tax basis .......................  $290,724           $ 719,842        $144,663
                                   =============================================

The tax character of distributions paid during the fiscal years ended June 30, 2007 and 2006, were as follows:

                               MONEY MARKET FUND          MONEY MARKET FUND            TAX-FREE
                               FEDERAL PORTFOLIO           PRIME PORTFOLIO          MONEY MARKET FUND
                             ----------------------------------------------------------------------------
                              YEAR           YEAR         YEAR        YEAR         YEAR           YEAR
                              ENDED          ENDED        ENDED       ENDED        ENDED          ENDED
                             JUNE 30,       JUNE 30,     JUNE 30,    JUNE 30,     JUNE 30,       JUNE 30,
(IN THOUSANDS)                 2007          2006         2007         2006         2007           2006
----------------------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income ...........   $11,541      $ 7,390      $31,253      $19,509      $    --      $    --
                              ----------------------------------------------------------------------------
Total taxable distributions    11,541        7,390       31,253       19,509           --           --
Exempt interest ...........        --           --           --           --        4,107        3,129
                              ----------------------------------------------------------------------------
Total distributions paid ..   $11,541      $ 7,390      $31,253      $19,509      $ 4,107      $ 3,129
                              ============================================================================


--------------------------------------------------------------------------------
22                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

DECEMBER 31, 2007 (UNAUDITED)



As of June 30, 2007, the components of accumulated deficit on a tax basis were as follows:

                              MONEY               MONEY
                             MARKET               MARKET              TAX-FREE
                              FUND                 FUND                 MONEY
                            FEDERAL               PRIME                 MARKET
(IN THOUSANDS)             PORTFOLIO            PORTFOLIO                FUND
--------------------------------------------------------------------------------
Total accumulated
(deficit)                    $(24)               $(130)                  $(25)
                           =====================================================

5. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions of FIN 48 are effective for fiscal years beginning after December 15, 2006. On December 22, 2006, the SEC delayed the implementation of FIN 48 for regulated investment companies for an additional six months making it effective June 29, 2007. The Funds adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, as of December 31, 2007. As a result of the implementation of Interpretation 48, there was no impact to the Funds.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). The Statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' financial statements.

In addition, in February 2007, FASB issued "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' financial statements.


--------------------------------------------------------------------------------
DECEMBER 31, 2007                                                             23

EXPENSE EXAMPLE
DECEMBER 31, 2007 (UNAUDITED)

EXPENSE EXAMPLE

As a shareholder of the UMB Scout Funds (the "Funds"), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

ACTUAL EXPENSES

The first line for each Fund shown in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each Fund shown in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in a Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included your costs would have been higher.

                                                                       EXPENSES
                                                                         PAID
                               BEGINNING       ENDING                   DURING
                                ACCOUNT        ACCOUNT     ANNUALIZED   PERIOD
                                 VALUE          VALUE        EXPENSE    7/1/07 -
FUND                            7/1/07         12/31/07       RATIO    12/31/07*
--------------------------------------------------------------------------------

UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO
  Actual                     $1,000.00         $1,021.90      0.4705%     $ 2.39
  Hypothetical                1,000.00          1,022.63      0.4705%       2.39

UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO
  Actual                      1,000.00          1,022.90      0.4702%       2.39
  Hypothetical                1,000.00          1,022.64      0.4702%       2.39

UMB SCOUT TAX-FREE MONEY MARKET FUND
  Actual                      1,000.00          1,015.40      0.5245%       2.66
  Hypothetical                1,000.00          1,022.36      0.5245%       2.67


* EXPENSES ARE EQUAL TO EACH FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR 184/366 (TO REFLECT THE HALF-YEAR PERIOD).

--------------------------------------------------------------------------------
24                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

                      PROXY VOTING POLICIES AND PROCEDURES


      For a description of the polices and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 800-996-2862 and request a Statement of Additional Information.
                   One will be mailed to you free of charge.
    The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at www.sec.gov as well as the Funds' website at www.umbscoutfunds.com.
  Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007, is available as of August 31, 2007 without charge, upon request, by calling 800-996-2862 or by accessing the website of the Securities and Exchange Commission.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

        The Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Form N-Q is available on the website of the Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the Commission's Public Reference Room in
                                 Washington, DC.
                   Information on the operation of the Public
                        Reference Room may be obtained by
                             calling 1-800-SEC-0330.


  THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF THE SHAREHOLDERS OF THE UMB SCOUT MONEY MARKET FUND AND THE UMB SCOUT TAX-FREE MONEY MARKET FUND, AND IS
         NOT TO BE CONSTRUED AS AN OFFERING OF THE SHARES OF THE FUNDS.

   NOT AUTHORIZED FOR DISTRIBUTION UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT
                          UMB SCOUT FUNDS PROSPECTUS.

    THE UMB SCOUT FUNDS ARE DISTRIBUTED BY UMB DISTRIBUTION SERVICES, LLC, AN
     AFFILIATE OF UMB FINANCIAL CORPORATION, AND MANAGED BY SCOUT INVESTMENT
                 ADVISORS, INC., A SUBSIDIARY OF UMB BANK, N.A.

INVESTMENT ADVISOR
    Scout Investment Advisors, Inc.
    Kansas City, Missouri

AUDITORS
    BKD, LLP Houston, Texas

LEGAL COUNSEL
    Stradley Ronon Stevens & Young, LLP
    Philadelphia, Pennsylvania

CUSTODIAN
    UMB Bank, n.a.
    Kansas City, Missouri

DISTRIBUTOR
    UMB Distribution Services, LLC
    Milwaukee, Wisconsin

TRANSFER AGENT
    UMB Fund Services, Inc.
    Milwaukee, Wisconsin



                                  UMB LOGO(R)


                                UMB SCOUT FUNDS

                                  P.O. Box 1241
                            Milwaukee, WI 53201-1241

                             TOLL FREE 800-996-2862

                                umbscoutfunds.com

                               "UMB," "Scout" and
                               the Scout design -
                            Reg. U.S. Pat & Tr. Off.

ITEM 2.  CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to open-end investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No material changes to report.

ITEM 11.  CONTROLS AND PROCEDURES

(a) The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3) Not applicable to semi-annual reports.

(b) Certifications required pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB SCOUT FUNDS

/s/ James L. Moffett
------------------------------
James L. Moffett
Principal Executive Officer
February 14, 2008 (date of DCCM)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James L. Moffett
------------------------------
James L. Moffett
Principal Executive Officer
February 14, 2008

/s/ C. Warren Green
------------------------------
C. Warren Green
Principal Financial Officer
February 14, 2008